As filed with the Securities and Exchange Commission on November 6, 2026

No. 333-191019

No. 811-22883

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 78 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940 ☒
Amendment No. 83 ☒
(Check appropriate box or boxes)

ARK ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o ARK Investment Management LLC
200 Central Avenue, Suite 220
St. Petersburg, FL 33701
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (727) 810 8160

Corporation Service Company 251 Little Falls Drive Wilmington, DE 19808 (Name and Address of Agent for Service)	With a copy to Kellen Carter, Esq. ARK Investment Management LLC 200 Central Avenue, Suite 220 St. Petersburg, FL 33701	With a copy to: Allison Fumai, Esq. Philip Hinkle, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☐	On_______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On _______________ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On _______________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Subject to Completion

Preliminary Prospectus dated November 6, 2026

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

[   ], 2026

ARK ETF Trust [Thematic] ETFs

ETF	[Cboe BZX Exchange, Inc.] Ticker Symbol
ARK Neobanks ETF	[ ]
ARK Agentic Cyber Defense ETF	[ ]
ARK Neoclouds ETF	[ ]
ARK Frontier AI Labs ETF	[ ]
ARK AI Agents ETF	[ ]
ARK Orbital Data Centers ETF	[ ]
ARK Robotaxis ETF	[ ]
ARK Humanoid Robots & Physical AI ETF	[ ]
ARK Brain Computer Interfaces & Surgical Robotics ETF	[ ]
ARK Longevity ETF	[ ]
ARK Peptides ETF	[ ]
ARK Tokenized Market Infrastructure ETF	[ ]
ARK AI Factory ETF	[ ]
ARK Functional Cures ETF

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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SUMMARY INFORMATION

ARK Neobanks ETF ([    ])

Investment Objective

ARK Neobanks ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)		[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	$	[ ]
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “Neobank Companies Strategy.” “Neobank Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of those companies that the Adviser believes are consumer-facing digital banks and neofinance platforms that are disrupting retail banking, capturing the shift from legacy branch banking toward mobile-first, data-driven services across payments, lending, savings and investment and that are relevant to the Fund’s investment theme of disruptive innovation (“Neobank Companies”). These companies include licensed neobanks, crypto-native financial platforms and “buy now, pay later” and remittance lenders, and generally exclude diversified legacy banks and traditional payment networks. The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s Neobank Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund expects to gain exposure to Neobank Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying Neobank Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such Neobank Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of Neobank Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are Neobank Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the group of industries in the [financials] sector. This means that the Fund will invest 25% or more of its total assets in one or across a group of industries in the [financials] sector. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the group of industries in the [financials] sector. To the extent that the Fund continues to be concentrated in the [financials] group of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry group will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Financials Sector Risk”] disclosures below.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

◌	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Financials Sector Risk. The factors that impact the financials sector will likely have a greater effect on this Fund than on a fund with less exposure to such sector. Companies in the financials sector are especially subject to the adverse effects of economic recession, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. These industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company's business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

◌	AI Company Risk. Companies that are involved in, or are exposed to artificial intelligence (“AI”) related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company's products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

◌	Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

◌	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement claims and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	Neobank Company Risk. Competitors to Neobank Companies include large regional banks, local community banks, savings and loan associations, securities and brokerage companies, mortgage companies, insurance companies, finance companies, money market mutual funds, credit unions, and other non-bank financial and digital service providers, many of which currently have greater financial, marketing, and technological resources than Neobank Companies. The broader financial services sector is experiencing rapid evolution in technologies, and there has recently been significant advancement in the development of neobanking, as well as other real-time payment technologies, including cryptocurrency and stablecoins. Any failure to timely anticipate changes in customer behavior related to new payment technologies, or to successfully integrate such technologies, could harm a Neobank Company’s ability to compete and result in a loss of customers and corresponding loss of revenue. Neobank Companies may face a competitive disadvantage as a result of their relatively smaller size, more limited geographic diversification and inability to spread costs across broader markets. Recent changes in the U.S. political landscape may result in deregulation of certain aspects of the financial services sector, including a more relaxed enforcement policy with respect to digital assets which may not be subject to the same level of supervision and regulation that currently governs the traditional banking industry. In addition, businesses and consumers can now maintain funds in social payment applications, prepaid debit cards or digital currencies, and pay bills and transfer funds directly without the direct assistance of Neobank Companies or financial institutions. The diminishing role of financial institutions as financial intermediaries has resulted, and could continue to result, in the loss of fee income, as well as the loss of client deposits and the related income generated from those deposits.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.      ARK Investment Management LLC.

Portfolio Managers.    The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Nicholas Grous.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK Agentic Cyber Defense ETF ([    ])

Investment Objective

ARK Agentic Cyber Defense ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)		[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “Agentic Cyber Defense Companies Strategy”. “Agentic Cyber Defense Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of cybersecurity companies that the Adviser believes are using, or well positioned to use, artificial intelligence agents (“AI agents”) for defense, and companies whose positions may help defend against offensive AI agents, in each case that are relevant to the Fund’s investment theme of disruptive innovation (“Agentic Cyber Defense Companies”). The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s Agentic Cyber Defense Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund expects to gain exposure to Agentic Cyber Defense Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying Agentic Cyber Defense Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such Agentic Cyber Defense Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of Agentic Cyber Defense Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are Agentic Cyber Defense Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the group of industries in the [information technology] sector. This means that the Fund will invest 25% or more of its total assets in one or across a group of industries in the [information technology] sector. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Agentic Cyber Defense Companies Risk. Agentic Cyber Defense Companies are subject to risks related to the novelty and rapid evolution of autonomous artificial intelligence agents (“AI agents”) used for cybersecurity defense, including the risk that agentic defense technologies may not perform as intended, may generate false positives or false negatives in threat detection, or may take autonomous remediation actions that cause unintended operational disruption. Rapid technological change may render existing agentic defense products obsolete or require substantial ongoing research and development spending to remain competitive. Agentic Cyber Defense Companies also face the risk that the same agentic AI technologies used for defense may be adapted or repurposed by threat actors for offensive use, which could result in an escalating and unpredictable threat landscape that outpaces a company's defensive capabilities. Because autonomous agents are granted varying degrees of independent decision-making authority over a customer's systems and data, these companies may be exposed to heightened liability, reputational harm, and loss of customer confidence in the event of a security failure, data breach, or erroneous autonomous action attributable to their technology. These factors may materially and adversely impact the operating results and market values of Agentic Cyber Defense Companies.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the group of industries in the [information technology] sector. To the extent that the Fund continues to be concentrated in the [information technology] group of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry group will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Information Technology Sector Risk”] disclosures below.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

◌	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company's business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

◌	AI Company Risk. Companies that are involved in, or are exposed to artificial intelligence (“AI”) related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company's products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

◌	Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

◌	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement claims and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.      ARK Investment Management LLC.

Portfolio Managers.    The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Frank Downing.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK Neoclouds ETF ([   ])

Investment Objective

ARK Neoclouds ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)		[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “Neoclouds Companies Strategy”. “Neoclouds Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of companies that the Adviser believes are building artificial intelligence (“AI”) compute (the computational processing power required to train and run AI models), AI data center and power-to-high-performance-computing capacity, capturing the frontier-AI infrastructure buildout and that are relevant to the Fund’s investment theme of disruptive innovation (“Neoclouds Companies”). These companies generally exclude diversified hyperscalers (large-scale cloud computing providers that operate vast networks of data centers). The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s Neoclouds Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund expects to gain exposure to Neoclouds Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying Neoclouds Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such Neoclouds Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of Neoclouds Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are Neoclouds Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the group of industries in the [information technology] sector. This means that the Fund will invest 25% or more of its total assets in one or across a group of industries in the [information technology] sector. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the group of industries in the [information technology] sector. To the extent that the Fund continues to be concentrated in the [information technology] group of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry group will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Information Technology Sector Risk”] disclosures below.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

◌	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

◌	AI Company Risk. Companies that are involved in, or are exposed to artificial intelligence (“AI”) related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company's products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

◌	Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

◌	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement claims and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	Neoclouds Companies Risk. Neoclouds Companies may be subject to rapid changes in technology, intense competition, government regulation, supply chain limitations, export controls and sanctions, and obsolescence risk. Securities of such companies may be subject to greater price volatility than securities of companies in other sectors, particularly over the short term. The prices of securities of companies in these industries may fluctuate widely due to competitive pressures, rapid product cycles, changes in the regulatory environment, and shifts in supply and demand dynamics. Many Neoclouds Companies are relatively small and may have limited product lines, markets, financial resources, or personnel, making them more susceptible to business risks and adverse developments. Neoclouds Companies may also be dependent upon government contracts or subsidies, which may be subject to cancellation, renegotiation, or delay in payment. Additionally, the success of Neoclouds Companies may be contingent upon the broader adoption of related technologies, including artificial intelligence, cloud computing, data center infrastructure, and high-performance computing. A slowdown or disruption in the growth of these related sectors could materially and adversely affect the revenues and profitability of Neoclouds Companies in which the Fund invests. Many Neoclouds Companies derive a substantial portion of revenue from a small number of large customers under long-term contracts, exposing them, and the Fund, to material loss if a customer defaults, renegotiates, or does not renew.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.      ARK Investment Management LLC.

Portfolio Managers.    The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Frank Downing.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK Frontier AI Labs ETF ([ ])

Investment Objective

ARK Frontier AI Labs ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)		[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “Frontier AI Lab Companies Strategy”. “Frontier AI Lab Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of those companies that the Adviser believes are leading frontier artificial intelligence (“AI”) labs (“Frontier AI Labs”) developing frontier model capability, capturing the broader AI platform race and that are relevant to the Fund’s investment theme of disruptive innovation (“Frontier AI Lab Companies”). In assessing AI leadership, the Adviser considers model quality as well as distribution and consumer reach, compute ownership, data advantage, monetization and capital intensity. The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s Frontier AI Lab Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund expects to gain exposure to Frontier AI Lab Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying Frontier AI Lab Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such Frontier AI Lab Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of Frontier AI Lab Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are Frontier AI Lab Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the groups of industries in the [information technology or communication services] sectors. This means that the Fund will invest 25% or more of its total assets in one or across the groups of industries in the [information technology or communication services] sectors. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Communications Services Sector Risk. The Fund will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the groups of industries in the [information technology and communication services] sectors. To the extent that the Fund continues to be concentrated in the [information technology and communication services] groups of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Information Technology Sector Risk” and “Communications Services Sector Risk”] disclosures below.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

◌	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Frontier AI Labs Risk. Frontier AI Labs are those that are involved in, or exposed to artificial intelligence (“AI”) related businesses and may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company's products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

•	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company's business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

◌	Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

◌	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement claims and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.      ARK Investment Management LLC.

Portfolio Managers.     The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Frank Downing.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK AI Agents ETF ([ ])

Investment Objective

ARK AI Agents ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)		[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “AI Agents Companies Strategy”. “AI Agents Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of those companies that the Adviser believes operate, enable or provide infrastructure for artificial intelligence (“AI”) agents, autonomous software systems that plan, reason and take actions to complete tasks, including providers of agent development platforms and orchestration tools, inference compute, memory, data and tooling layers, and payment, identity and security rails for agentic transactions, as well as companies deploying AI agents in their products and services, and that are relevant to the Fund’s investment theme of disruptive innovation (“AI Agents Companies”). The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s AI Agents Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund expects to gain exposure to AI Agents Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying AI Agents Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such AI Agents Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of AI Agents Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are AI Agents Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the group of industries in the [information technology] sector. This means that the Fund will invest 25% or more of its total assets in one or across a group of industries in the [information technology] sector. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the group of industries in the [information technology] sector. To the extent that the Fund continues to be concentrated in the [information technology] group of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry group will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Information Technology Sector Risk”] disclosures below.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

◌	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

◌	AI Company Risk. Companies that are involved in, or are exposed to artificial intelligence (“AI”) related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company's products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

◌	Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

◌	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement claims and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.      ARK Investment Management LLC.

Portfolio Managers.   The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Frank Downing.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK Orbital Data Centers ETF ([ ])

Investment Objective

ARK Orbital Data Centers ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)		[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “Orbital Data Center Companies Strategy”. “Orbital Data Center Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of those companies that the Adviser believes are enabling the emergence of orbital data centers, including launch providers, satellite and space-infrastructure platforms, and the semiconductor and cloud-computing ecosystem powering data centers in orbit, and that are relevant to the Fund’s investment theme of disruptive innovation (“Orbital Data Center Companies”). The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s Orbital Data Center Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund expects to gain exposure to Orbital Data Center Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying Orbital Data Center Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such Orbital Data Center Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of Orbital Data Center Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are Orbital Data Center Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the groups of industries in the [information technology or industrials] sectors. This means that the Fund will invest 25% or more of its total assets in one or across the groups of industries in the [information technology or industrials] sectors. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the groups of industries in the [information technology and industrials] sectors. To the extent that the Fund continues to be concentrated in the [information technology and industrials] groups of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Information Technology Sector Risk” and “Industrials Sector Risk”] disclosures below.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

o	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Industrials Sector Risk. The industrials sector includes companies engaged in aerospace and defense, electrical engineering, machinery, and professional services. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

o	Aerospace and Defense Company Risk. Companies in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services and may be significantly affected by changes in government regulations and spending, as well as economic conditions and industry consolidation.

o	Machinery Industry Risk. The machinery industry can be significantly affected by general economic trends, including employment, economic growth, and interest rates; changes in consumer sentiment and spending; overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Companies in this industry also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

•	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company's business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

o	AI Company Risk. Companies that are involved in, or are exposed to artificial intelligence (“AI”) related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company's products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

o	Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

o	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement claims and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Orbital Data Center Companies Risk. Orbital Data Center Companies are subject to significant risks including the high cost and technical complexity of space operations, long development cycles, dependence on U.S. and international government defense and intelligence budgets, and the risks of launch failure, satellite malfunction, and orbital debris. These companies are exposed to intense competition from both well-capitalized incumbents and well-funded commercial space ventures. The integration of AI into space systems introduces additional technical risks related to autonomous operations, on-board processing reliability, and the security of AI-driven command and control systems. These factors may materially and adversely impact the operating results and market values of Orbital Data Center Companies. Orbital Data Center Companies are economically dependent on continued investment by governments, defense agencies, commercial enterprises, and hyperscale operators in AI-enabled space infrastructure. A reduction in U.S. or allied defense budgets, a slowdown in commercial space investment, delays in low Earth orbit (“LEO”) constellation deployments, or a contraction in demand for geospatial analytics and satellite-based AI services could materially and adversely affect the revenues and growth prospects of Orbital Data Center Companies held by the Fund. Orbital Data Center Companies are subject to extensive regulatory oversight from the Federal Communications Commission (FCC), the Federal Aviation Administration (FAA), the International Telecommunication Union (ITU), and equivalent non-U.S. regulatory bodies. Launch licenses, orbital slot allocations, radio frequency spectrum assignments, and export control compliance (including the U.S. International Traffic in Arms Regulations (“ITAR”) and the U.S. Export Administration Regulations (“EAR”)) are critical prerequisites for commercial space operations. Delays in regulatory approvals, changes in spectrum policy, increased launch licensing requirements, or tightening of export controls could materially increase costs or delay projects for Orbital Data Center Companies.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.       ARK Investment Management LLC.

Portfolio Managers.     The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Frank Downing.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK Robotaxis ETF ([ ])

Investment Objective

ARK Robotaxis ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “Robotaxis Companies Strategy”. “Robotaxis Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of those companies that the Adviser believes are driving the commercialization of autonomous ride-hail, capturing the shift from human-driven to driverless mobility across vehicle platforms, producing full-stack autonomy software (the complete set of software systems needed to operate a vehicle without a human driver) and building the compute that powers it and that are relevant to the Fund’s investment theme of disruptive innovation (“Robotaxis Companies”). These companies include full-stack robotaxis operators, automakers with material autonomous driving programs and the semiconductor and compute enablers of self-driving. The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s Robotaxis Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund expects to gain exposure to Robotaxis Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying Robotaxis Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such Robotaxis Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of Robotaxis Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are Robotaxis Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the groups of industries in the [consumer discretionary or information technology] sectors. This means that the Fund will invest 25% or more of its total assets in one or across the groups of industries in the [consumer discretionary or information technology] sectors. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the groups of industries in the [information technology and consumer discretionary] sectors. To the extent that the Fund continues to be concentrated in the [information technology and consumer discretionary] groups of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Information Technology Sector Risk” and “Consumer Discretionary Risk”] disclosures below.

•	Consumer Discretionary Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

o	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

o	AI Company Risk. Companies that are involved in, or are exposed to artificial intelligence (“AI”) related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company's products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

o	Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

o	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement claims and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there are could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Robotaxis Companies Risk. Robotaxis Companies may be adversely affected by government spending policies and permitting regimes because they often rely, to a significant extent, on public-sector demand, approvals and infrastructure. Other risks for these industries include evolving regulation and safety standards, product liability and regulatory investigations following safety-related incidents (including collisions and failures of autonomous driving systems), supply chain constraints and export controls on critical semiconductors, cybersecurity and data privacy incidents, outages or service changes by cloud or communications providers, competition, rapid technological change, intellectual property disputes, geopolitical instability, financing constraints and shortages of skilled labor, among other things. Robotaxi, autonomous vehicles and technology companies may face challenges related to the obsolescence of existing systems and equipment as well as unexpected risks and costs from technological developments, such as autonomous driving, ADAS and AI.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.      ARK Investment Management LLC.

Portfolio Managers.    The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Tasha Keeney.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK Humanoid Robots & Physical AI ETF ([ ])

Investment Objective

ARK Humanoid Robots & Physical AI ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “Humanoid Robots & Physical AI Companies Strategy”. “Humanoid Robots & Physical AI Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of those humanoid robots and physical artificial intelligence (“AI”) companies that the Adviser believes design, manufacture or enable humanoid and other autonomous robots that sense, reason and act in the physical world, including robot manufacturers and integrators, developers of the actuation, sensing, locomotion and power systems that make up a robot’s “body,” and providers of the semiconductor, AI-model and simulation-software ecosystem that makes up a robot’s “brain,” and that are relevant to the Fund’s investment theme of disruptive innovation (“Humanoid Robots & Physical AI Companies”). The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s Humanoid Robots & Physical AI Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund expects to gain exposure to Humanoid Robots & Physical AI Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying Humanoid Robots & Physical AI Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such Humanoid Robots & Physical AI Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of Humanoid Robots & Physical AI Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are Humanoid Robots & Physical AI Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the groups of industries in the [information technology or industrials] sectors. This means that the Fund will invest 25% or more of its total assets in one or across the groups of industries in the [information technology or industrials] sectors. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the groups of industries in the [information technology and industrials] sectors. To the extent that the Fund continues to be concentrated in the [information technology and industrials] groups of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Information Technology Sector Risk” and “Industrials Sector Risk”] disclosures below.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

o	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Humanoid Robots & Physical AI Companies Risk. Humanoid Robots & Physical AI Companies face significant technical, commercial and regulatory risks. Developing robots capable of operating safely and reliably in unstructured, human environments is difficult, time-consuming and capital-intensive, and many Humanoid Robots & Physical AI Companies have long development cycles, limited operating histories and no assurance of achieving commercial-scale production or profitability. These companies depend on continued advances in AI models, actuation, sensing and power technologies, on complex global supply chains for precision components, semiconductors and critical materials, and on the pace of adoption across manufacturing, logistics, health care and consumer end markets, which may develop more slowly than anticipated. Humanoid Robots & Physical AI Companies face intense competition from well-capitalized incumbents and emerging entrants, potentially rapid product obsolescence, and pricing pressure as production scales. The deployment of robots alongside humans creates product liability, workplace-safety and insurance risks, and these companies are subject to evolving safety, labor and trade regulations (including export controls and tariffs affecting robotics components), any of which could increase costs, delay commercialization or reduce demand. In addition, negative public perception of automation and its impact on employment may result in political or regulatory responses adverse to these companies. These factors may materially and adversely impact the operating results and market values of Humanoid Robots & Physical AI Companies held by the Fund.

•	Industrials Sector Risk. The industrials sector includes companies engaged in aerospace and defense, electrical engineering, machinery, and professional services. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

o	Machinery Industry Risk. The machinery industry can be significantly affected by general economic trends, including employment, economic growth, and interest rates; changes in consumer sentiment and spending; overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Companies in this industry also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

•	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company's business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

o	Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

o	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement claims and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

o	AI Company Risk. Companies that are involved in, or are exposed to artificial intelligence (“AI”) related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company's products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.      ARK Investment Management LLC.

Portfolio Managers.   The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Tasha Keeney.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK Brain Computer Interfaces & Surgical Robotics ETF ([ ])

Investment Objective

ARK Brain Computer Interfaces & Surgical Robotics ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)		[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “Brain Computer Interface and Surgical Robotics Companies Strategy”. “Brain Computer Interface and Surgical Robotics Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of those brain computer interface and surgical robotics companies that are relevant to the Fund’s investment theme of disruptive innovation (“Brain Computer Interface and Surgical Robotics Companies”). Brain Computer Interface Companies are those companies that the Adviser believes are developing or commercializing devices that create a direct communication link between the nervous system, especially the brain, and an external device, such as a computer, robotic limb, or medical implant. Surgical robotics companies (“Surgical Robotics Companies”) are those companies that the Adviser believes are developing and commercializing robotic systems for surgical and procedural applications, capturing the transition from manual to robot-assisted intervention across orthopedics, soft-tissue surgery, urology, neurosurgery and adjacent subspecialties. These companies include dedicated surgical-robotics companies and diversified medical device companies with material robotics revenue. The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s Brain Computer Interface and Surgical Robotics Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund expects to gain exposure to Brain Computer Interface and Surgical Robotics Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying Brain Computer Interface and Surgical Robotics Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such Brain Computer Interface and Surgical Robotics Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of Brain Computer Interface and Surgical Robotics Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are Brain Computer Interface and Surgical Robotics Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the group of industries in the [health care] sector. This means that the Fund will invest 25% or more of its total assets in one or across a group of industries in the [health care] sector. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Brain Computer Interface and Surgical Robotics Companies Risk. Brain Computer Interface Companies are those that are developing or commercializing devices that create a direct communication link between the nervous system, especially the brain, and an external device, such as a computer, robotic limb, or medical implant and Surgical Robotics Companies are those that develop and commercialize robotic systems for surgical and procedural applications. Development of a brain computer interface or robotic system is difficult, time-consuming and expensive and may be subject to unforeseen complications and delays that may result in a loss to the Fund. The ability for Brain Computer Interface and Surgical Robotics Companies to develop, manufacture, and commercialize robotic systems or systems to communicate with the nervous system depends upon their ability to design and engineer complex robotic hardware, software, and control systems meeting the demanding safety and reliability standards applicable to medical devices. The U.S. Food and Drug Administration (“FDA”) approval or clearance process for surgical robotic systems is typically lengthy and uncertain, and such companies may need to conduct additional studies and clinical trials that may be expensive and time-consuming. Failure to comply with these requirements could result in enforcement action by the FDA, including warning letters, product recalls, consent decrees, or shutdown of manufacturing operations. There can be no assurance that Brain Computer Interface and Surgical Robotics Companies will develop efficient, automated, low-cost manufacturing capabilities and processes to meet the quality, price, engineering, design and production standards or production volumes required to successfully mass produce commercial products.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the group of industries in the [health care] sector. To the extent that the Fund continues to be concentrated in the [health care] groups of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Health Care Sector Risks”] disclosures below.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

o	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Health Care Sector Risks. The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Health care companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence. Companies in the health care sector may also be affected by unforeseen circumstances including but not limited to the spread of infectious disease which could impact drug development priorities and pipelines, supply and demand dynamics for health care equipment, as well as the ability to receive care in health care service facilities.

•	Risks Related to Investing in the Health Care Equipment & Supplies Industry. Companies in the health care equipment and supplies industry may be affected by the expiration of patents, litigation based on product liability, industry competition, product obsolescence and regulatory approvals, among other factors. Demand for health care equipment, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact health care equipment companies.

•	Risks Related to Investing in the Pharmaceuticals Industry. Companies in the pharmaceuticals industry may be affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability. Demand for pharmaceuticals, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact pharmaceutical companies.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.       ARK Investment Management LLC.

Portfolio Managers.    The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Tasha Keeney.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK Longevity ETF ([ ])

Investment Objective

ARK Longevity ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)		[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “Longevity Companies Strategy”. “Longevity Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of those companies that the Adviser believes are advancing longevity science, including cellular reprogramming, epigenetic and gene and cell therapy, metabolic health, preventive diagnostics / interventions and whole-body screening, capturing progress toward extending healthspan and lifespan and that are relevant to the Fund’s investment theme of disruptive innovation (“Longevity Companies”). The Fund expects to gain exposure to Longevity Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities. The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s Longevity Companies Strategy and will be counted towards the Fund’s 80% investment policy.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying Longevity Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such Longevity Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of Longevity Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are Longevity Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the group of industries in the [health care] sector. This means that the Fund will invest 25% or more of its total assets in one or across a group of industries in the [health care] sector. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the group of industries in the [health care] sector. To the extent that the Fund continues to be concentrated in the [health care] groups of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Health Care Sector Risk”] disclosures below.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

o	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Health Care Sector Risks. The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Health care companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence. Companies in the health care sector may also be affected by unforeseen circumstances including but not limited to the spread of infectious disease which could impact drug development priorities and pipelines, supply and demand dynamics for health care equipment, as well as the ability to receive care in health care service facilities.

•	Risks Related to Investing in the Health Care Equipment & Supplies Industry. Companies in the health care equipment and supplies industry may be affected by the expiration of patents, litigation based on product liability, industry competition, product obsolescence and regulatory approvals, among other factors. Demand for health care equipment, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact health care equipment companies.

•	Risks Related to Investing in the Pharmaceuticals Industry. Companies in the pharmaceuticals industry may be affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability. Demand for pharmaceuticals, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact pharmaceutical companies.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Longevity Companies Risk. Many longevity and wellness products rely on consumer belief, brand credibility, and perceived outcomes. If products fail to demonstrate benefits, face negative research, or attract scrutiny for marketing claims, demand and pricing power can decline. Longevity themes often assume sustained demand growth tied to aging populations and wellness spending. If consumer budgets tighten, spending priorities shift, or adoption of new consumer health services slows, the theme may underperform expectations.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.      ARK Investment Management LLC.

Portfolio Managers.    The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Ovid Amadi.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK Peptides ETF ([ ])

Investment Objective

ARK Peptides ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)		[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “Peptide Therapeutics Companies Strategy”. “Peptide Therapeutics Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of those companies that the Adviser believes participate in the peptide-therapeutics business chain, including developers of the drug GLP-1 and next-generation peptide drugs for obesity, diabetes and metabolic disease, the contract manufacturers increasing supply behind them and consumer-facing distribution platforms, as peptide medicine moves from a niche category into mainstream demand, and that are relevant to the Fund’s investment theme of disruptive innovation (“Peptide Therapeutics Companies”). The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s Peptide Therapeutics Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund primarily gains exposure to Peptide Therapeutics Companies through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying Peptide Therapeutics Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such Peptide Therapeutics Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of Peptide Therapeutics Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are Peptide Therapeutics Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the group of industries in the [health care] sector. This means that the Fund will invest 25% or more of its total assets in one or across a group of industries in the [health care] sector. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the group of industries in the [health care] sector. To the extent that the Fund continues to be concentrated in the [health care] groups of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Health Care Sector Risk”] disclosures below.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

o	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Health Care Sector Risks. The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Health care companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence. Companies in the health care sector may also be affected by unforeseen circumstances including but not limited to the spread of infectious disease which could impact drug development priorities and pipelines, supply and demand dynamics for health care equipment, as well as the ability to receive care in health care service facilities.

•	Risks Related to Investing in the Health Care Equipment & Supplies Industry. Companies in the health care equipment and supplies industry may be affected by the expiration of patents, litigation based on product liability, industry competition, product obsolescence and regulatory approvals, among other factors. Demand for health care equipment, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact health care equipment companies.

•	Risks Related to Investing in the Pharmaceuticals Industry. Companies in the pharmaceuticals industry may be affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability. Demand for pharmaceuticals, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact pharmaceutical companies.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Peptide Therapeutics Companies Risk. Peptide Therapeutics Companies may be subject to substantial risks associated with biotechnology and pharmaceutical industries, including extensive research and development costs, lengthy and uncertain regulatory approval processes, clinical trial failures, product safety concerns, intellectual property disputes, manufacturing complexities, supply chain disruptions, and rapid technological change. Peptide Therapeutics Companies are heavily dependent on patents and intellectual property rights and may face competition from producers of generic alternatives. Additionally, changes in regulatory process or views (such as permitting compounding of unapproved peptides) may lower barriers to entry and could pose reputational risk impacting demand for peptide products. The current perceived commercial value of peptides is concentrated in a limited number of uses (such as obesity and diabetes treatments) and any change in sentiment or alternative treatment may impact Peptide Therapeutics Companies broadly. Peptide Therapeutics Companies may not be able to increase supply to meet demands, particularly for newly-issued products, which may cause shortages. Certain Peptide Therapeutics Companies may have limited operating histories, concentrated product pipelines, or dependence on a small number of products, customers, suppliers, or strategic partners. The value of securities issued by these companies may be highly volatile and may be significantly affected by clinical, regulatory, scientific, competitive, market, or political developments. Changes in medical insurance coverage policies or changes to coverage from programs such as Medicare may significantly impact the revenue of Peptide Therapeutics Companies. Certain other Peptide Therapeutics Companies may have diversified product lines in addition to involvement in peptides and factors unrelated to peptides may have greater impact on the values of securities issued by these companies than peptide-related developments. In addition, advances in alternative therapeutic modalities, including small molecules, biologics, gene therapies, cell therapies, or other emerging technologies, could reduce demand for or adversely affect the commercial prospects of peptide-based products. The market for peptide-based products is relatively new and rapidly evolving, with the potential for sudden changes in scientific developments, consumer demand, competition, or regulation, any of which could adversely affect Peptide Therapeutics Companies and the Fund. As a result, the Fund may be more susceptible to market, regulatory, and industry-specific risks than funds that invest in a broader range of industries.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.      ARK Investment Management LLC.

Portfolio Managers.    The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Ovid Amadi.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK Tokenized Market Infrastructure ETF ([ ])

Investment Objective

ARK Tokenized Market Infrastructure ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)		[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “Tokenized Market Infrastructure Companies Strategy”. “Tokenized Market Infrastructure Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have similar or equivalent to those of, domestic and foreign equity securities of those of, (i) tokenization infrastructure companies that the Adviser believes are building the infrastructure for the tokenization of traditional off-chain financial or physical assets (“Real-World Assets”) and on-chain capital markets, including tokenization platforms, stablecoin issuers, exchanges and brokerages, custodians and settlement networks (“Tokenized Market Infrastructure Companies”), and (ii) U.S.-listed exchange-traded products registered under the Securities Act of 1933 that provide exposure to the digital assets native to public relevant tokenized markets networks that serve as settlement infrastructure for tokenized Real-World Assets (e.g., Ether, SOL and other digital assets native to public blockhain networks (“Native Chains”) relevant to tokenized markets), in each case that are relevant to the Fund’s investment theme of disruptive innovation. The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s Tokenized Market Infrastructure Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund expects to gain exposure to Tokenized Market Infrastructure Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities. The Fund will not invest directly in any digital assets or in any U.S.-listed exchange-traded products registered under the Securities Act of 1933. The Fund’s total return swap agreements may reference U.S.-listed exchange-traded products registered under the Securities Act of 1933 that provide exposure to the digital assets native to certain networks (e.g., Ether, Solana and other Native Chains relevant to tokenized markets), as well as equity securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying Tokenized Market Infrastructure Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such Tokenized Market Infrastructure Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of Tokenized Market Infrastructure Companies and the exchange-traded products described above and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are Tokenized Market Infrastructure Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the groups of industries in the [financials or information technology] sectors. This means that the Fund will invest 25% or more of its total assets in one or across the groups of industries in the [financials or information technology] sectors. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Blockchain Investments Risk. An investment in companies actively engaged in blockchain technology may be subject to the following risks:

•	Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use alternatives to blockchains.

•	Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target a user's transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

•	Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

•	“Fork” risk. A temporary or permanent change to the underlying code of certain assets that rely on blockchain technology, which may result in the creation of new, separate digital assets, commonly called a “fork,” to a blockchain on which one or more of such assets rely is based, could adversely affect an investment in the Fund.

•	Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund.

•	Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform's controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a blockchain.

•	Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure.

•	Line of business risk. Some of the companies in which the Fund may invest are engaged in other lines of business unrelated to blockchain and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company's ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company's possible success in activities linked to its use of blockchain, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company's business or financial condition.

•	Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

•	The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is relatively new and untested. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund. A breach to one blockchain could cause investors, and the public generally, to lose trust in blockchain technology and increase reluctance to issue and invest in assets recorded on blockchains. Furthermore, blockchain technology is subject to a rapidly-evolving regulatory landscape in the United States and in other countries, which might include security, privacy or other regulatory concerns that could require changes to blockchain networks.

•	Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user's account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company's business or operations if it were dependent on the ledger.

•	Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company's control. Open-source technologies that are used to build a blockchain application may also introduce defects and vulnerabilities.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund's performance could be negatively impacted.

•	Concentration Risk. The Fund's assets will be concentrated in securities of issuers having their principal business activities in the groups of industries in the [financials and information technology] sectors. To the extent that the Fund continues to be concentrated in the [financials and information technology] groups of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of sectors or industries. Please see also the [“Financials Sector Risk” and “Information Technology Sector Risk”] disclosures below.

•	Cryptocurrency Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Cryptocurrency is an emerging asset class with a limited history. There are thousands of cryptocurrencies, the most well-known of which is bitcoin. Although the Fund does not directly invest in Ether, Solana and other Native Chains relevant to tokenized markets, the Fund's investments in products that hold these digital assets are indirectly exposed to the numerous risks associated with the price of Ether, Solana and other Native Chains relevant to tokenized markets. Investments in or exposure to cryptocurrencies, such as Ether, Solana and other Native Chains relevant to tokenized markets, are subject to substantial risks, including significant price volatility and fraud and manipulation, risks which are often more pronounced in the crypto asset market.

Cryptocurrency generally operates without central oversight authority (such as a bank) and is not backed by any government, corporation, or other entity. Cryptocurrency is not generally accepted as legal tender. Regulation of cryptocurrency is unsettled and rapidly evolving. Federal, state and/or foreign governments may restrict the development, use, or exchange of cryptocurrency. As digital assets have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies have been examining the operations of digital asset networks, digital asset users and the digital asset trading market. Many of these state and federal agencies have brought enforcement actions and issued guidance and rules relating to digital assets and digital asset markets. Ongoing and future regulatory actions with respect to digital assets generally or any single digital asset in particular may alter, perhaps to a materially adverse extent, the nature of an investment in the cryptocurrency and/or the ability of the Fund to continue to operate.

The market for Ether, Solana and other Native Chains relevant to tokenized markets depends on, among other things: the supply and demand for Ether, Solana and other native chains relevant to tokenized markets (and their respective futures); the adoption of Ether, Solana and other native chains relevant to tokenized markets for commercial uses; the anticipated increase of investments in Ether, Solana and other Native Chains relevant to tokenized markets-related investment products by retail and institutional investors; speculative interest in spot cryptocurrencies, cryptocurrency futures, and cryptocurrency-related investment products; regulatory or other restrictions on investors' ability to invest in cryptocurrency futures; and the potential ability to hedge against the price of a cryptocurrency with their respective futures (and vice versa). The market prices of Ether, Solana and other Native Chains relevant to tokenized markets, for example have been subject to extreme fluctuations. The price of Ether, Solana and other Native Chains relevant to tokenized markets could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the Ethereum and Ethereum Class networks and Solana network, events involving entities that facilitate transactions in Ether, Solana and other Native Chains relevant to tokenized markets, or changes in user preferences in favor of alternative cryptocurrencies. Furthermore, events that impact one cryptocurrency may lead to a decline in the value of other cryptocurrencies, including Ether, Solana and other Native Chains relevant to tokenized markets.

Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in many cases, largely unregulated. Therefore, cryptocurrency exchanges may be more exposed to fraud and failure than established, regulated exchanges for securities, commodity derivatives, and other derivatives. However, the trading platforms on which cryptocurrencies are traded, and which may serve as a pricing source that is used for the purposes of valuing the Fund's investments, are or may become subject to enforcement actions by regulatory authorities, and such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategies. Cryptocurrency exchanges may not have the same features as traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden price swings such as “flash crashes.” As a result, the prices of cryptocurrencies on exchanges may be subject to more volatility than traditional assets traded on regulated exchanges. Cryptocurrency exchanges are also subject to cyber security risks. Cryptocurrency exchanges have experienced cyber security breaches in the past and may be breached in the future, which could result in the theft and/or loss of Ether, Solana AND other cryptocurrencies and impact the value of Ether, Solana and other cryptocurrencies. Furthermore, cyber security events, legal or regulatory actions, fraud, and technical glitches, may cause a cryptocurrency exchange to shut down temporarily or permanently, which may also affect the value of Ether, Solana and other Native Chains relevant to tokenized markets.

The Fund's total return swap agreements that reference exchange-traded products with exposure to Ether, Solana, or other cryptocurrencies (collectively, “cryptocurrency investment vehicles”) indirectly expose the Fund to many or all of the risks related to cryptocurrencies described above and also expose the Fund to risks related to cryptocurrency investment vehicles, notwithstanding that the Fund does not directly hold any cryptocurrency investment vehicle. Shares of cryptocurrency investment vehicles may trade at a significant premium or discount to NAV. To the extent a cryptocurrency investment vehicle trades at a discount to NAV, the value of the Fund's total return swap exposure to such cryptocurrency investment vehicle would typically decrease. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies, including Ether, Solana and other Native Chains relevant to tokenized markets, are susceptible to theft, loss and destruction. If a cryptocurrency investment vehicle experiences theft, loss, or destruction of its Ether, Solana and other Native Chains relevant to tokenized markets holdings, the Fund's total return swap exposure to such cryptocurrency investment vehicle could be harmed. Furthermore, because there is no guarantee that an active trading market for a cryptocurrency investment vehicle will exist at any time, the Fund's exposure to such vehicle may also be subject to liquidity risk, which can impair the value of the Fund's exposure to the cryptocurrency investment vehicle. Investors may experience losses if the value of the Fund's exposure to cryptocurrency investment vehicles declines.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund's investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund's performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company's overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty's legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities' issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund's equity investments.

o	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC's management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company's business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

o	AI Company Risk. Companies that are involved in, or are exposed to artificial intelligence (“AI”) related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company's products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

o	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement claims and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund's investment strategies will significantly influence the Fund's performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund's assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, negatively impact the Fund's arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund's operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund's underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund's liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund's Shares or trade derivatives referencing the Fund's Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund's ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund's income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund's gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps' referenced securities will not exceed 25% of the gross value of the Fund's total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund's net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund's portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.      ARK Investment Management LLC.

Portfolio Managers.    The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Lorenzo Valente.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK AI Factory ETF ([ ])

Investment Objective

ARK AI Factory ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)		[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “AI Factory Companies Strategy”. “AI Factory Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of those companies that the Adviser believes design, build, operate, enable or provide critical components for artificial intelligence (“AI”) factories (the large-scale computing infrastructure used to produce artificial intelligence at industrial scale) and that are relevant to the Fund’s investment theme of disruptive innovation (“AI Factory Companies”). These include providers of accelerated computing hardware and semiconductors, AI rack and server systems, high-bandwidth memory and storage, AI networking and interconnects, power delivery, thermal management and liquid cooling systems, specialized AI cloud compute capacity, and the software used to design, simulate and operate AI factories. The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s AI Factory Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund expects to gain exposure to AI Factory Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying AI Factory Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such AI Factory Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of AI Factory Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are AI Factory Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the groups of industries in the [information technology or industrials] sectors. This means that the Fund will invest 25% or more of its total assets in one or across the groups of industries in the [information technology or industrials] sectors. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	AI Factory Companies Risk. The Fund invests in companies that design, build, operate or enable large-scale AI computing infrastructure, and the value of these companies depends significantly on continued growth in demand for AI compute. Spending on AI infrastructure may prove cyclical and may slow or decline if the returns on AI investment fail to meet expectations. AI Factory Companies may be constrained by the availability of power, advanced semiconductors, high-bandwidth memory, advanced packaging capacity and other critical components, and many depend on a small number of suppliers or customers, including leading AI chip vendors and hyperscale cloud providers. These companies typically have significant capital expenditure requirements, and rapid changes in AI hardware and software architectures may render existing infrastructure obsolete. Government regulation, including export controls on advanced computing technology, could materially and adversely affect AI Factory Companies.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the groups of industries in the [information technology or industrials] sectors. To the extent that the Fund continues to be concentrated in the [information technology or industrials] groups of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry group will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Information Technology Sector Risk” and “Industrials Sector Risk”] disclosures below.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

o	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Industrials Sector Risk. The industrials sector includes companies engaged in aerospace and defense, electrical engineering, machinery, and professional services. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

•	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company's business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

o	Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

o	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement claims and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

o	AI Company Risk. Companies that are involved in, or are exposed to artificial intelligence (“AI”) related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company's products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.       ARK Investment Management LLC.

Portfolio Managers.     The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Daniel White, William Scherer and Frank Downing.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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ARK Functional Cures ETF ([ ])

Investment Objective

ARK Functional Cures ETF’s (“Fund”) investment objective is long-term growth of capital.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)		[None]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	$	[ ]	%
Distribution and/or Service (12b-1) Fees	$	[ ]	%
Other Expenses(a)(b)	$	[ ]	%
Total Annual Fund Operating Expenses	$	[ ]	%

(a)	Other Expenses are based on estimated amounts for the current fiscal year.

(b)	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$	[ ]
3	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in investments consistent with the Fund’s “Functional Cures Companies Strategy”. “Functional Cures Companies Strategy” means the Fund’s strategy to invest in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, domestic and foreign equity securities of those companies the Adviser believes are developing one-time, potentially curative genetic medicines that capture the shift from chronic treatment to functional cures and that are relevant to the Fund’s investment theme of disruptive innovation (“Functional Cures Companies”). The Fund’s investments in U.S. government securities, money market instruments, or other short-term fixed-income instruments are part of the Fund’s Functional Cures Companies Strategy and will be counted towards the Fund’s 80% investment policy.

The Fund expects to gain exposure to Functional Cures Companies primarily through its investment in total return swap agreements. However, the Fund will also invest directly in the equity securities issued by such companies and may invest in private equity and restricted securities.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser’s process for identifying Functional Cures Companies relies on “top down” thematic research (sizing the potential total available market, and surfacing those the Adviser believes will be the prime beneficiaries of such Functional Cures Companies). The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, a significant portion of the Fund’s investment exposure will be through investments in total return swap agreements that provide exposure to equity securities of Functional Cures Companies and investments directly in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises that are Functional Cures Companies. A total return swap is a derivative transaction in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes any income or capital gains it generates. The Fund’s investments will include micro-, small-, medium-, large- and mega-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the group of industries in the [health care] sector. This means that the Fund will invest 25% or more of its total assets in one or across a group of industries in the [health care] sector. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value ("NAV"). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

•	Cash Redemption Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.

•	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in the group of industries in the [health care] sector. To the extent that the Fund continues to be concentrated in the [health care] groups of industries, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the [“Health Care Sector Risk”] disclosures below.

•	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

•	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, ransomware attacks that impair the Fund's ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund's third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund's trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund's investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

•	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

•	Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

•	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

•	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

•	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

o	Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

•	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

•	Functional Cures Company Risk. Functional Cures Companies may be subject to substantial risks associated with the biotechnology and pharmaceutical industries, including extensive research and development costs, lengthy and uncertain regulatory approval processes, clinical trial failures, product safety concerns, intellectual property disputes, manufacturing complexities, supply chain disruptions, and rapid technological change. Functional Cures Companies are heavily dependent on patents and intellectual property rights and may face competition from alternative or follow-on treatments once patent protection expires or is challenged. Changes in regulatory process or views regarding gene editing, AAV gene therapy or cell therapy products, such as evolving long-term safety or genomic-alteration standards, may alter barriers to entry and pose reputational risk affecting demand. The current perceived commercial value of functional cures is concentrated in a limited number of disease indications, and any change in sentiment, clinical setback, or emergence of an alternative treatment may impact Functional Cures Companies broadly. These companies may also be unable to scale the complex, patient-specific manufacturing processes required for certain gene and cell therapies to meet demand, which may cause shortages or delays, and many have limited operating histories, concentrated pipelines, or dependence on a small number of product candidates, customers, suppliers, or strategic partners. The value of securities issued by these companies may be highly volatile and may be significantly affected by clinical, regulatory, scientific, competitive, market, or political developments. Changes in medical insurance coverage policies or reimbursement from programs such as Medicare, particularly given the high upfront cost of one-time or durable curative treatments relative to chronic ongoing therapies, may significantly impact the revenue of Functional Cures Companies. Certain other Functional Cures Companies may have diversified product lines beyond gene editing, gene therapy or cell therapy, such that factors unrelated to those modalities may have a greater impact on their securities' values than functional-cures-related developments. In addition, advances in alternative therapeutic modalities, including small molecules, biologics, or peptide therapeutics, could reduce demand for or adversely affect the commercial prospects of gene editing, gene therapy or cell therapy products. The market for functional cures products is relatively new and rapidly evolving, and sudden changes in scientific developments, consumer demand, competition, or regulation could adversely affect Functional Cures Companies and the Fund, making the Fund more susceptible to market, regulatory, and industry-specific risks than funds investing in a broader range of industries.

•	Health Care Sector Risks. The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Health care companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence. Companies in the health care sector may also be affected by unforeseen circumstances including but not limited to the spread of infectious disease which could impact drug development priorities and pipelines, supply and demand dynamics for health care equipment, as well as the ability to receive care in health care service facilities.

•	Risks Related to Investing in the Health Care Equipment & Supplies Industry. Companies in the health care equipment and supplies industry may be affected by the expiration of patents, litigation based on product liability, industry competition, product obsolescence and regulatory approvals, among other factors. Demand for health care equipment, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact health care equipment companies.

•	Risks Related to Investing in the Pharmaceuticals Industry. Companies in the pharmaceuticals industry may be affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability. Demand for pharmaceuticals, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact pharmaceutical companies.

•	International Closed-Market Trading Risk. Because certain of the Fund's underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

•	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund's portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer's equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer's goods or services.

•	Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

•	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

•	Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

•	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

•	Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to individual shareholders.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

•	Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares or trade derivatives referencing the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

•	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

•	SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

•	Swap Risk. Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

•	Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.       ARK Investment Management LLC.

Portfolio Managers.     The following individuals have been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: [Ovid Amadi.]

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at their NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof, and only with APs who have entered into contractual arrangements with the Fund’s distributor (“Distributor”).

Individual Shares (rather than Creation Units) of a Fund may only be purchased and sold on a national securities exchange through a broker or dealer at market price. The prices at which individual Shares may be purchased and sold on a national securities exchange through brokers are based on market prices and, because Shares will trade at market prices rather than at NAV, individual Shares of a Fund may trade at a price greater than or less than NAV. Shares of the Funds will be listed on [Cboe].

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website at http://ark-funds.com.

Tax Information

Each Fund’s distributions are taxable and generally will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from a tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

The Adviser and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of the Fund Shares and related services. These payments create a conflict of interest by influencing your broker/dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES AND RISKS

Investment Objective of each Fund

Each Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees (“Board”) of ARK ETF Trust (“Trust”) without shareholder approval. There is no assurance that a Fund will meet its investment objective.

Principal Investment Strategies

The Adviser may cause each Fund to sell a security when the Adviser believes the issuer is no longer relevant to the applicable investment theme, or the security is overvalued or ceases to be an attractive investment due to, among other reasons, unfavorable sector-, industry- or issuer-specific developments.

With respect to each Fund that has adopted an 80% policy, the policy to invest at least 80% of its assets in such a manner described in its summary prospectus section is not a “fundamental” policy, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% policy. For purposes of calculating its 80% investment policy, each such Fund defines assets consistent with the definition set forth in Rule 35d-1 under the 1940 Act. Derivative instruments used by a Fund will be counted toward the Fund’s 80% investment policy to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

Principal Risks

The value of your investment in a Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in a Fund.

Principal Risks Applicable to All Funds

Authorized Participants Concentration Risk. A Fund has a limited number of financial institutions that may act as authorized participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”). The AP risk may be heightened in the case of exchange-traded funds (“ETFs”) investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

Cash Redemptions Risk. Unlike certain ETFs, a Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in a Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If a Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If a Fund recognizes gain on these sales, this generally will cause a Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. A Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at a Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which a Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, a Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, a Fund’s performance could be negatively impacted.

Concentration Risk. The assets of a Fund will be concentrated in securities of issuers having their principal business activities in a sector or sectors or an industry or group of industries. To the extent that these Funds continue to be concentrated in a sector or sectors or in an industry or group of industries, each will be subject to the risk that economic, political or other conditions that have a negative effect on that sector or sectors or industry or group of industries will negatively impact them to a greater extent than if their assets were invested in a wider variety of sectors or industries.

Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. A strong U.S. dollar relative to other currencies will adversely affect the value of a Fund’s investments denominated in those other currencies.

Cyber Security Risk. As the use of internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause a Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent a Fund from engaging in normal business activities and cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding, ransomware attacks that impair a Fund’s ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of a Fund’s third-party service providers, such as its adviser, administrator, transfer agent or custodian, a Fund’s trading counterparties, and issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which a Fund invests can also impact the value of the Fund’s investment in that issuer. While the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of their third-party service providers, trading counterparties, or issuers.

Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to a Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause a Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Funds may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

Emerging Market Securities Risk. Investment in securities (including depositary receipts) of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased social, economic, political, regulatory, or other uncertainties. These risks include: smaller market capitalization of and less liquidity in securities markets, significant price volatility, restrictions on foreign investment and repatriation, greater social, economic and political uncertainty and instability, unstable governments, civil conflicts and war, more substantial governmental involvement in the economy, less governmental supervision and regulation, sanctions or other measures by the United States or other governments, higher transaction costs, unavailability of currency hedging techniques, less stringent investor protection standards, differences in accounting, auditing, financial reporting and recordkeeping standards, which may result in unavailability of material information about issuers and less developed legal systems. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. In addition, emerging markets may be particularly sensitive to future economic or political crises, which could lead to or exacerbate existing price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Emerging market currencies may experience significant declines against the U.S. dollar. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets.

Equity Securities Risk. The value of the equity securities that a Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock price movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of a Fund’s equity investments.

•	Special Purpose Acquisition Companies (SPACs). The Funds may invest in stocks of, warrants to purchase stock of, and other interests in SPACs or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Because SPACs and similar entities are so-called “blank check companies” and do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. An investment in a SPAC or similar entity is subject to a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) a Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in an SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in an SPAC may develop, leaving a Fund unable to sell its interest in an SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Foreign Securities Risk. Investment in the securities of foreign issuers involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because many foreign securities markets may be limited in size, the prices of securities that trade in such markets may be influenced by large traders. Certain foreign markets that have historically been considered relatively stable may become volatile in response to changed conditions or new developments. Increased interconnectivity of world economies and financial markets increases the possibility that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information may be available or reliable. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute shareholder communications.

Certain issuers located in foreign countries in which a Fund may invest may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. A Fund, as an investor in such issuers, will be indirectly subject to those risks. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. Because of these restrictions, a Fund may invest in entities that provide economic exposure to specific foreign issuers through contractual arrangements, but do not provide the entities or a Fund with ownership interests in those foreign issuers. Changes in law or regulation could significantly harm the value of a Fund’s investments in such entities. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment.

International Closed-Market Trading Risk. Because certain of a Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there could be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

Issuer Risk. Because a Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. A change in the financial condition, market perception or credit rating of an issuer of securities included in a Fund’s portfolio may cause the value of its securities to decline.

Leverage Risk. To the extent that a Fund borrows money in the limited circumstances described below under “Additional Investment Strategies,” it may be leveraged. Additionally, certain transactions in which a Fund is permitted to engage may present leverage risk. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio securities. Leveraging may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged.

Liquidity Risk. Certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund may invest in illiquid securities to the extent permissible under applicable law.

Management Risk. As actively-managed ETFs, the Funds are subject to management risk. In managing the Funds, the Adviser applies investment strategies, techniques and analyses in making investment decisions for the Funds, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser to successfully implement a Fund’s investment strategies will significantly influence a Fund’s performance. The success of a Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with a Fund.

Market Risk. The value of a Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of a Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

Market Trading Risk. Each Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. The NAV of Shares will fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will fluctuate in accordance with changes in their NAV and supply and demand on an Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities in a Fund’s portfolio trading individually or in the aggregate at any point in time. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. Any of these factors, discussed above and further below, may lead to Shares trading at a premium or discount to a Fund’s NAV.

While Shares are listed on an exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in a Fund’s market price from its NAV. The Funds’ distributor does not maintain a secondary market in the Shares. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming directly with a Fund.

Decisions by market makers or APs to reduce their role or “step away” from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a price which differs materially from NAV and also in greater than normal intraday bid/ask spreads for Fund Shares.

Mega- and Large-Capitalization Companies Risk. Mega- and large-capitalization companies tend to go in and out of favor based on market and economic conditions. Mega- and large-capitalization companies generally are less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of mega- and large-capitalization companies may not rise as much as that of smaller-capitalization companies.

Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. In addition, because these companies are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning their securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, regardless of whether the perceptions are based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

Money Market and Short-Term Fixed Income Instruments Risk. Adverse economic, political or market events affecting issuers of money market or short-term fixed income instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

Non-Diversified Risk. Investment companies are classified as either “diversified” or “non-diversified” under the 1940 Act. Each Fund is classified as a “non-diversified” investment company under the 1940 Act, although each is diversified for Internal Revenue Code purposes. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, each Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk. A Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of a Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with a Fund.

Other Investment Companies Risk. If a Fund invests in other investment companies, ETFs or other pooled investment vehicles, shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the underlying investment companies, ETFs or pooled investment vehicles. Shareholders would also be exposed to the risks associated not only with the Fund, but also with the portfolio investments of the underlying investment companies or pooled investment vehicles. The underlying securities in an ETF may not follow the price movements of the industry or sector the ETF is designed to track. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile.

Sector Risk. Each Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a Fund’s performance than if the Fund held a broader range of investments.

Securities Lending Risk. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Funds will bear the risk of loss of any cash collateral that they invest.

Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of a Fund’s Shares or trade derivatives referencing a Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in a Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment or trade out of its position. Redemptions by shareholders could have a negative impact on a Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

Small- and Medium-Capitalization Companies Risk. A Fund may invest in small- and medium-capitalization companies and, therefore, will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Small- and medium-capitalization companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger capitalization companies.

SPV and Private Investment Risks. The Fund may invest in passive minority interests in SPVs managed by unaffiliated third parties, which carry limited liquidity, valuation uncertainty, reliance on third-party managers, and potential for total loss. The Fund may also invest in non-exchange traded securities including privately placed securities, which are subject to additional liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund's assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of nonexchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

Swap Risk.    Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

•	Tax Risk – Derivatives. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. Depending on the structure of its derivatives, certain derivatives held by the Fund may constitute “notional principal contracts” under the Code that are subject to special and complex tax rules, which may affect the timing, character or amount of gains or losses realized by the Fund and, consequently, may affect the timing, character or amount of distributions received by Fund shareholders. Certain derivatives, including notional principal contracts, held by the Fund may produce ordinary gain or loss for the Fund. Recent IRS guidance identifies certain swap transactions on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. Although the recent IRS guidance may not be directly relevant to the Fund’s investments, any such future IRS guidance issued with respect to derivatives could adversely impact the Fund and its shareholders depending on its scope.

•	Tax Risk – RIC Qualification. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund intends to treat the income it derives from gains on swaps that provide exposure to equity securities as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including swaps over equity interests in partnerships or digital asset exchange traded products, if any, in certain circumstances. If the IRS were to successfully assert that the Fund’s income from the swaps was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of the Fund’s gross income was derived from the swaps for any taxable year. For purposes of complying with Subchapter M of the Code, the Fund also intends to manage its investments in swaps so that the exposure to any single issuer of the swaps’ referenced securities will not exceed 25% of the gross value of the Fund’s total assets at the end of any quarter of each taxable year. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution, which would significantly and adversely affect the returns to, and could cause substantial losses for, Fund shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

•	Total Return Swap Risk. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps also add leverage to a Fund’s portfolio, and the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.

Trading Issues. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of a Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Additional Principal Risks Applicable to Specific Funds

AI Factory Companies Risk (ARK AI Factory ETF). The Fund invests in companies that design, build, operate or enable large-scale AI computing infrastructure, and the value of these companies depends significantly on continued growth in demand for AI compute. Spending on AI infrastructure may prove cyclical and may slow or decline if the returns on AI investment fail to meet expectations. AI Factory Companies may be constrained by the availability of power, advanced semiconductors, high-bandwidth memory, advanced packaging capacity and other critical components, and many depend on a small number of suppliers or customers, including leading AI chip vendors and hyperscale cloud providers. These companies typically have significant capital expenditure requirements, and rapid changes in AI hardware and software architectures may render existing infrastructure obsolete. Government regulation, including export controls on advanced computing technology, could materially and adversely affect AI Factory Companies.

Agentic Cyber Defense Companies Risk (ARK Agentic Cyber Defense ETF). Agentic Cyber Defense Companies are subject to risks related to the novelty and rapid evolution of autonomous artificial intelligence agents (“AI agents”) used for cybersecurity defense, including the risk that agentic defense technologies may not perform as intended, may generate false positives or false negatives in threat detection, or may take autonomous remediation actions that cause unintended operational disruption. Rapid technological change may render existing agentic defense products obsolete or require substantial ongoing research and development spending to remain competitive. Agentic Cyber Defense Companies also face the risk that the same agentic AI technologies used for defense may be adapted or repurposed by threat actors for offensive use, which could result in an escalating and unpredictable threat landscape that outpaces a company's defensive capabilities. Because autonomous agents are granted varying degrees of independent decision-making authority over a customer's systems and data, these companies may be exposed to heightened liability, reputational harm, and loss of customer confidence in the event of a security failure, data breach, or erroneous autonomous action attributable to their technology. These factors may materially and adversely impact the operating results and market values of Agentic Cyber Defense Companies.

Blockchain Investments Risk (ARK Tokenized Market Infrastructure ETF). An investment in companies actively engaged in blockchain technology may be subject to the following risks:

•	Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use alternatives to blockchains.

•	Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target a user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

•	Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

•	“Fork” risk. A temporary or permanent change to the underlying code of certain assets that rely on blockchain technology, which may result in the creation of new, separate digital assets, commonly called a “fork,” to a blockchain on which one or more of such assets rely is based, could adversely affect an investment in the Fund.

•	Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund.

•	The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is relatively new and untested. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund. A breach to one blockchain could cause investors, and the public generally, to lose trust in blockchain technology and increase reluctance to issue and invest in assets recorded on blockchains. Furthermore, blockchain technology is subject to a rapidly-evolving regulatory landscape in the United States and in other countries, which might include security, privacy or other regulatory concerns that could require changes to blockchain networks.

•	Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.

•	Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application may also introduce defects and vulnerabilities.

•	Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a blockchain.

•	Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure.

•	Line of business risk. Some of the companies in which the Fund may invest are engaged in other lines of business unrelated to blockchain and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its use of blockchain, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

•	Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Communications Services Sector Risk (ARK Frontier AI Labs ETF).  The Fund will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Risk (ARK Robotaxis ETF). The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Cryptocurrency Risk (ARK Tokenized Market Infrastructure ETF). Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Cryptocurrency is an emerging asset class with a limited history. There are thousands of cryptocurrencies, the most well-known of which is bitcoin. Although the Fund does not directly invest in Ether, Solana and other Native Chains relevant to tokenized markets, its investments in products that hold these digital assets are indirectly exposed to the numerous risks associated with the price of ether and Solana. Investments in, or exposure to cryptocurrencies, such as Ether, Solana and other Native Chains relevant to tokenized markets, are subject to substantial risks, including significant price volatility, fraud and manipulation, risks which are often more pronounced in the crypto asset market.

Cryptocurrency generally operates without central oversight authority (such as a bank) and is not backed by any government, corporation, or other entity. Cryptocurrency is not generally accepted as legal tender. Regulation of cryptocurrency is unsettled and rapidly evolving. Federal, state and/or foreign governments may restrict the development, use, or exchange of cryptocurrency. As digital assets have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies have been examining the operations of digital asset networks, digital asset users and the digital asset trading market. Many of these state and federal agencies have brought enforcement actions and issued guidance and rules relating to digital assets and digital asset markets. Ongoing and future regulatory actions with respect to digital assets generally or any single digital asset in particular, may alter, perhaps to a materially adverse extent, the nature of an investment in the cryptocurrency and/or the ability of the Fund to continue to operate.

The market for Ether, Solana and other Native Chains relevant to tokenized markets depends on, among other things: the supply and demand for Ether, Solana and other Native Chains relevant to tokenized markets (and their respective futures); the adoption of Ether, Solana and other Native Chains relevant to tokenized markets for commercial uses; the anticipated increase of investments in Ether, Solana and other Native Chains relevant to tokenized markets related investment products by retail and institutional investors; speculative interest in cryptocurrencies, cryptocurrency futures, and cryptocurrency-related investment products; regulatory or other restrictions on investors’ ability to invest in cryptocurrency futures; and the potential ability to hedge against the price of a cryptocurrency with their respective futures (and vice versa). The market prices of Ether, Solana and other Native Chains relevant to tokenized markets have been subject to extreme fluctuations. The price of Ether, Solana and other Native Chains relevant to tokenized markets could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the Ethereum and Ethereum Class networks or the Solana network, events involving entities that facilitate transactions in Ether, Solana and other Native Chains relevant to tokenized markets, or changes in user preferences in favor of alternative cryptocurrencies. Furthermore, events that impact one cryptocurrency may lead to a decline in the value of other cryptocurrencies, including Ether, Solana and other Native Chains relevant to tokenized markets.

Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in many cases, largely unregulated. Therefore, cryptocurrency exchanges may be more exposed to fraud and failure than established, regulated exchanges for securities, commodity derivatives, and other derivatives. However, the trading platforms on which cryptocurrencies are traded, and which may serve as a pricing source that is used for the purposes of valuing the Fund’s investments, are or may become subject to enforcement actions by regulatory authorities, and such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategies. Cryptocurrency exchanges may not have the same features as traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden price swings such as “flash crashes.” As a result, the prices of cryptocurrencies on exchanges may be subject to more volatility than traditional assets traded on regulated exchanges. Cryptocurrency exchanges are also subject to cyber security risks. Cryptocurrency exchanges have experienced cyber security breaches in the past and may be breached in the future, which could result in the theft and/or loss of Ether, Solana and other cryptocurrencies and impact the value of Ether, Solana and other cryptocurrencies. Furthermore, cyber security events, legal or regulatory actions, fraud, and technical glitches, may cause a cryptocurrency exchange to shut down temporarily or permanently or otherwise be disrupted, which may also adversely affect the value of Ether, Solana and other Native Chains relevant to tokenized markets.

The Fund’s total return swap agreements that reference exchange-traded products with exposure to cryptocurrency investment vehicles indirectly expose the Fund to many or all of the risks related to cryptocurrencies described above and also expose the Fund to risks related to cryptocurrency investment vehicles, notwithstanding that the Fund does not directly hold cryptocurrency investment vehicles. Shares of cryptocurrency investment vehicles may trade at a significant premium or discount to NAV. To the extent the cryptocurrency investment vehicles trade at a discount to NAV, the value of the Fund’s total return swap exposure to the cryptocurrency investment vehicles would typically decrease. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies, including Ether, Solana and other Native Chains relevant to tokenized markets, are susceptible to theft, loss and destruction. If a cryptocurrency investment vehicle experiences theft, loss, or destruction of its Ether, Solana and/or other cryptocurrency holdings, the Fund’s total return swap exposure to the cryptocurrency investment vehicles could be harmed. Furthermore, because there is no guarantee that an active trading market for a cryptocurrency investment vehicle will exist at any time, the Fund’s exposure to such vehicles may also be subject to liquidity risk, which can impair the value of the Fund’s exposure to the cryptocurrency investment vehicles. Investors may experience losses if the value of the Fund’s exposure to cryptocurrency investment vehicles declines.

In 2022 and early 2023, several large participants in the cryptocurrency industry, including exchanges, lenders and investment firms, declared bankruptcy, which has resulted in a loss of confidence in the cryptocurrency ecosystem and negative publicity surrounding cryptocurrencies more broadly. These events have also contributed to financial distress among cryptocurrency market participants and widespread disruption in those markets. The collateral impacts of these types of failures, or of fraud or other adverse developments in the cryptocurrency markets, are difficult to predict. Furthermore, negative perception and/or a lack of stability and standardized regulation in the cryptocurrency economy may reduce confidence in the cryptocurrency economy and may result in greater volatility in the prices of Ether and other cryptocurrencies, including a depreciation in value. In addition, events that impact one cryptocurrency may lead to volatility or a decline in the value of another cryptocurrency, such as Ether, Solana and other Native Chains relevant to tokenized markets.

Functional Cures Company Risk (ARK Functional Cures ETF). Functional Cures Companies may be subject to substantial risks associated with the biotechnology and pharmaceutical industries, including extensive research and development costs, lengthy and uncertain regulatory approval processes, clinical trial failures, product safety concerns, intellectual property disputes, manufacturing complexities, supply chain disruptions, and rapid technological change. Functional Cures Companies are heavily dependent on patents and intellectual property rights and may face competition from alternative or follow-on treatments once patent protection expires or is challenged. Changes in regulatory process or views regarding gene editing, AAV gene therapy or cell therapy products, such as evolving long-term safety or genomic-alteration standards, may alter barriers to entry and pose reputational risk affecting demand. The current perceived commercial value of functional cures is concentrated in a limited number of disease indications, and any change in sentiment, clinical setback, or emergence of an alternative treatment may impact Functional Cures Companies broadly. These companies may also be unable to scale the complex, patient-specific manufacturing processes required for certain gene and cell therapies to meet demand, which may cause shortages or delays, and many have limited operating histories, concentrated pipelines, or dependence on a small number of product candidates, customers, suppliers, or strategic partners. The value of securities issued by these companies may be highly volatile and may be significantly affected by clinical, regulatory, scientific, competitive, market, or political developments. Changes in medical insurance coverage policies or reimbursement from programs such as Medicare, particularly given the high upfront cost of one-time or durable curative treatments relative to chronic ongoing therapies, may significantly impact the revenue of Functional Cures Companies. Certain other Functional Cures Companies may have diversified product lines beyond gene editing, gene therapy or cell therapy, such that factors unrelated to those modalities may have a greater impact on their securities' values than functional-cures-related developments. In addition, advances in alternative therapeutic modalities, including small molecules, biologics, or peptide therapeutics, could reduce demand for or adversely affect the commercial prospects of gene editing, gene therapy or cell therapy products. The market for functional cures products is relatively new and rapidly evolving, and sudden changes in scientific developments, consumer demand, competition, or regulation could adversely affect Functional Cures Companies and the Fund, making the Fund more susceptible to market, regulatory, and industry-specific risks than funds investing in a broader range of industries.

Frontier AI Labs Risk (ARK Frontier AI Labs ETF). Frontier AI Labs are those that are involved in, or exposed to artificial intelligence (“AI”) related businesses and may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company's products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Futures and Options Risk (ARK Tokenized Market Infrastructure ETF). The Fund may enter into futures contracts, options and options on futures contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Positions in futures contracts and options may be closed out only on an exchange that provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. Because futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the future and the movement in the specified instrument, index or commodity.

Health Care Sector Risk (ARK Brain Computer Interfaces & Surgical Robotics ETF, ARK Longevity ETF, ARK Peptides ETF and ARK Functional Cures ETF). The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which are subject to the additional risks described below.

•	Risks Related to Investing in the Health Care Equipment & Supplies Industry. Companies in the health care equipment and supplies industry may be affected by the expiration of patents, litigation based on product liability, industry competition, product obsolescence and regulatory approvals, among other factors. Demand for health care equipment, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact health care equipment companies.

•	Pharmaceutical Company Risk. Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Humanoid Robots & Physical AI Companies Risk (ARK Humanoid Robots & Physical AI ETF). Humanoid Robots & Physical AI Companies face significant technical, commercial and regulatory risks. Developing robots capable of operating safely and reliably in unstructured, human environments is difficult, time-consuming and capital-intensive, and many humanoid robots and physical AI companies have long development cycles, limited operating histories and no assurance of achieving commercial-scale production or profitability. These companies depend on continued advances in AI models, actuation, sensing and power technologies, on complex global supply chains for precision components, semiconductors and critical materials, and on the pace of adoption across manufacturing, logistics, health care and consumer end markets, which may develop more slowly than anticipated. Humanoid Robots & Physical AI Companies face intense competition from well-capitalized incumbents and emerging entrants, potentially rapid product obsolescence, and pricing pressure as production scales. The deployment of robots alongside humans creates product liability, workplace-safety and insurance risks, and these companies are subject to evolving safety, labor and trade regulations (including export controls and tariffs affecting robotics components), any of which could increase costs, delay commercialization or reduce demand. In addition, negative public perception of automation and its impact on employment may result in political or regulatory responses adverse to these companies.

Industrials Sector Risk (ARK Orbital Data Centers ETF, ARK Humanoid Robots & Physical AI ETF and ARK AI Factory ETF). The industrials sector includes companies engaged in aerospace and defense, electrical engineering, machinery, and professional services. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

•	Aerospace and Defense Company Risk (ARK Orbital Data Centers ETF). Companies in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services and may be significantly affected by changes in government regulations and spending, as well as economic conditions and industry consolidation.

•	Machinery Industry Risk (ARK Orbital Data Centers ETF and ARK Humanoid Robots & Physical AI ETF). The machinery industry can be significantly affected by general economic trends, including employment, economic growth, and interest rates; changes in consumer sentiment and spending; overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Companies in this industry also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Information Technology Sector Risk (ARK Neobanks ETF, ARK Neoclouds ETF, ARK Frontier AI Labs ETF, ARK AI Agents ETF, ARK Orbital Data Centers ETF, ARK Robotaxis ETF, ARK Humanoid Robots & Physical AI ETF, ARK AI Factory ETF and ARK Agentic Cyber Defense ETF). The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

•	Semiconductor Company Risk (ARK Neobanks ETF, ARK Neoclouds ETF, ARK Frontier AI Labs ETF, ARK AI Agents ETF, ARK Orbital Data Centers ETF, ARK Robotaxis ETF, ARK Humanoid Robots & Physical AI ETF, ARK Tokenized Market Infrastructure ETF, ARK AI Factory ETF and ARK Agentic Cyber Defense ETF). Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

•	Software Industry Risk (ARK Neobanks ETF, ARK Neoclouds ETF, ARK Frontier AI Labs ETF, ARK AI Agents ETF, ARK Orbital Data Centers ETF, ARK Robotaxis ETF, ARK Humanoid Robots & Physical AI ETF, ARK Tokenized Market Infrastructure ETF, ARK AI Factory ETF and ARK Agentic Cyber Defense ETF). The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement claims and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

•	AI Company Risk (ARK Neobanks ETF, ARK Neoclouds ETF, ARK Frontier AI Labs ETF, ARK AI Agents ETF, ARK Orbital Data Centers ETF, ARK Robotaxis ETF, ARK Humanoid Robots & Physical AI ETF, ARK Tokenized Market Infrastructure ETF, ARK AI Factory ETF and ARK Agentic Cyber Defense ETF). Companies that are involved in, or are exposed to artificial intelligence (“AI”) related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company's products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Longevity Companies Risk (ARK Longevity ETF). Many longevity and wellness products rely on consumer belief, brand credibility, and perceived outcomes. If products fail to demonstrate benefits, face negative research, or attract scrutiny for marketing claims, demand and pricing power can decline.  Longevity themes often assume sustained demand growth tied to aging populations and wellness spending. If consumer budgets tighten, spending priorities shift, or adoption of new consumer health services slows, the theme may underperform expectations.

Neobank Companies Risk (ARK Neobanks ETF). Neobank Companies are those that are digital or mobile-only banks that exist without any physical bank branches. Competitors to Neobanks include large regional banks, local community banks, savings and loan associations, securities and brokerage companies, mortgage companies, insurance companies, finance companies, money market mutual funds, credit unions, and other non-bank financial and digital service providers, many of which have greater financial, marketing, and technological resources than Neobank Companies. The broader financial services sector is experiencing rapid evolution in technologies, and there has recently been significant advancement in the development of neobanking, as well as other real-time payment technologies, including cryptocurrency and stablecoins. Any failure to timely anticipate changes in customer behavior related to new payment technologies, or to successfully integrate such technologies, could harm a Neobank Company’s ability to compete and result in a loss of customers and corresponding loss of revenue. Neobank Companies may face a competitive disadvantage as a result of their relatively smaller size, more limited geographic diversification and inability to spread costs across broader markets. Recent changes in the U.S. political landscape may result in deregulation of certain aspects of the financial services sector, including a more relaxed enforcement policy with respect to digital assets which may not be subject to the same level of supervision and regulation that governs the traditional banking industry. In addition, businesses and consumers can now maintain funds in social payment applications, prepaid debit cards or digital currencies, and pay bills and transfer funds directly without the direct assistance of Neobanks or financial institutions. The diminishing role of financial institutions as financial intermediaries has resulted, and could continue to result, in the loss of fee income, as well as the loss of client deposits and the related income generated from those deposits.

Neoclouds Companies Risk (ARK Neoclouds ETF). Neoclouds Companies may be subject to rapid changes in technology, intense competition, government regulation, supply chain limitations, export controls and sanctions, and obsolescence risk. Securities of such companies may be subject to greater price volatility than securities of companies in other sectors, particularly over the short term. The prices of securities of companies in these industries may fluctuate widely due to competitive pressures, rapid product cycles, changes in the regulatory environment, and shifts in supply and demand dynamics. Many Neoclouds Companies are relatively small and may have limited product lines, markets, financial resources, or personnel, making them more susceptible to business risks and adverse developments. Neoclouds Companies may also be dependent upon government contracts or subsidies, which may be subject to cancellation, renegotiation, or delay in payment. Additionally, the success of Neoclouds Companies may be contingent upon the broader adoption of related technologies, including artificial intelligence, cloud computing, data center infrastructure, and high-performance computing. A slowdown or disruption in the growth of these related sectors could materially and adversely affect the revenues and profitability of Neoclouds Companies in which the Fund invests. Many Neoclouds Companies derive a substantial portion of revenue from a small number of large customers under long-term contracts, exposing them, and the Fund, to material loss if a customer defaults, renegotiates, or does not renew.

Orbital Data Center Companies Risk (ARK Orbital Data Centers ETF). Orbital Data Center Companies are subject to significant risks including the high cost and technical complexity of space operations, long development cycles, dependence on U.S. and international government defense and intelligence budgets, and the risks of launch failure, satellite malfunction, and orbital debris. These companies are exposed to intense competition from both well-capitalized incumbents and well-funded commercial space ventures. The integration of AI into space systems introduces additional technical risks related to autonomous operations, on-board processing reliability, and the security of AI-driven command and control systems. These factors may materially and adversely impact the operating results and market values of Orbital Data Center Companies. Orbital Data Center Companies are economically dependent on continued investment by governments, defense agencies, commercial enterprises, and hyperscale operators in AI-enabled space infrastructure. A reduction in U.S. or allied defense budgets, a slowdown in commercial space investment, delays in LEO constellation deployments, or a contraction in demand for geospatial analytics and satellite-based AI services could materially and adversely affect the revenues and growth prospects of Orbital Data Center Companies held by the Fund. Orbital Data Center Companies are subject to extensive regulatory oversight from the Federal Communications Commission (FCC), the Federal Aviation Administration (FAA), the International Telecommunication Union (ITU), and equivalent non-U.S. regulatory bodies. Launch licenses, orbital slot allocations, radio frequency spectrum assignments, and export control compliance (including ITAR and EAR) are critical prerequisites for commercial space operations. Delays in regulatory approvals, changes in spectrum policy, increased launch licensing requirements, or tightening of export controls could materially increase costs or delay projects for Orbital Data Center Companies.

Peptide Therapeutics Companies Risk (ARK Peptides ETF). Peptide Therapeutics Companies may be subject to substantial risks associated with biotechnology and pharmaceutical industries, including extensive research and development costs, lengthy and uncertain regulatory approval processes, clinical trial failures, product safety concerns, intellectual property disputes, manufacturing complexities, supply chain disruptions, and rapid technological change. Peptide companies are heavily dependent on patents and intellectual property rights and may face competition from producers of generic alternatives. Additionally, changes in regulatory process or views (such as permitting compounding of unapproved peptides) may lower barriers to entry and could pose reputational risk impacting demand for peptide products. The current perceived commercial value of peptides is concentrated in a limited number of uses (such as obesity and diabetes treatments) and any change in sentiment or alternative treatment may impact peptide companies broadly. Peptide companies may not be able to increase supply to meet demands, particularly for newly-issued products, which may cause shortages. Certain peptide companies may have limited operating histories, concentrated product pipelines, or dependence on a small number of products, customers, suppliers, or strategic partners. The value of securities issued by these companies may be highly volatile and may be significantly affected by clinical, regulatory, scientific, competitive, market, or political developments. Changes in medical insurance coverage policies or changes to coverage from programs such as Medicare may significantly impact the revenue of peptide companies. Certain other peptide companies may have diversified product lines in addition to involvement in peptides and factors unrelated to peptides may have greater impact on the values of securities issued by these companies than peptide-related developments. In addition, advances in alternative therapeutic modalities, including small molecules, biologics, gene therapies, cell therapies, or other emerging technologies, could reduce demand for or adversely affect the commercial prospects of peptide-based products. The market for peptide-based products is relatively new and rapidly evolving, with the potential for sudden changes in scientific developments, consumer demand, competition, or regulation, any of which could adversely affect Peptide Companies and the Fund. As a result, the Fund may be more susceptible to market, regulatory, and industry-specific risks than funds that invest in a broader range of industries.

Robotaxis Companies Risk (ARK Robotaxis ETF).  Robotaxis Companies may be adversely affected by government spending policies and permitting regimes because they often rely, to a significant extent, on public-sector demand, approvals and infrastructure. Other risks for these industries include evolving regulation and safety standards, product liability and regulatory investigations following safety-related incidents (including collisions and failures of autonomous driving systems), supply chain constraints and export controls on critical semiconductors, cybersecurity and data privacy incidents, outages or service changes by cloud or communications providers, competition, rapid technological change, intellectual property disputes, geopolitical instability, financing constraints and shortages of skilled labor, among other things. Robotaxi, Autonomous Vehicles and Technology Companies may face challenges related to the obsolescence of existing systems and equipment as well as unexpected risks and costs from technological developments, such as autonomous driving, ADAS and AI.

Brain Computer Interface and Surgical Robotics Companies Risk (ARK Brain Computer Interfaces & Surgical Robotics ETF). Brain Computer Interface Companies are those that are developing or commercializing devices that create a direct communication link between the nervous system, especially the brain, and an external device, such as a computer, robotic limb, or medical implant and Surgical Robotics Companies are those that develop and commercialize robotic systems for surgical and procedural applications. Development of a brain computer interface or robotic system is difficult, time-consuming and expensive and may be subject to unforeseen complications and delays that may result in a loss to the Fund. The ability for Brain Computer Interface and Surgical Robotics Companies to develop, manufacture, and commercialize robotic systems or systems to communicate with the nervous system depends upon their ability to design and engineer complex robotic hardware, software, and control systems meeting the demanding safety and reliability standards applicable to medical devices. The U.S. Food and Drug Administration (“FDA”) approval or clearance process for surgical robotic systems is typically lengthy and uncertain, and such companies may need to conduct additional studies and clinical trials that may be expensive and time-consuming. Failure to comply with these requirements could result in enforcement action by the FDA, including warning letters, product recalls, consent decrees, or shutdown of manufacturing operations. There can be no assurance that Brain Computer Interface and Surgical Robotics Companies will develop efficient, automated, low-cost manufacturing capabilities and processes to meet the quality, price, engineering, design and production standards or production volumes required to successfully mass produce commercial products.

Additional Investment Strategies

Each Fund may use derivative instruments for hedging or risk management purposes or as part of its investment practices. Derivative instruments are contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These underlying assets, reference rates or indices may include stocks, interest rates, currency exchange rates and stock indices.

The ARK Tokenized Market Infrastructure ETF will not directly invest in cryptocurrency or in any U.S.-listed exchange-traded product that provides exposure to cryptocurrency, and does not currently intend to invest in any entity whose primary business purpose is to provide exposure to cryptocurrency. The Fund may obtain exposure to such exchange-traded products solely through total return swap agreements that reference them.

The ARK Tokenized Market Infrastructure ETF will not invest in the loans of peer-to-peer lending platforms, but may invest in the equity securities of companies that facilitate peer-to-peer lending platforms.

Each Fund may take a temporary defensive position (investments in cash or cash equivalents) in response to adverse market, economic, political or other conditions. Cash equivalents include short-term high quality debt securities and money market instruments such as commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and shares of short-term fixed income or money market funds.

Each Fund is permitted to lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions, in pursuing arbitrage opportunities or hedging strategies or for other similar purposes. In connection with such loans, each Fund receives liquid collateral equal to at least 102% (105% for foreign securities) of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. Each Fund may lend its portfolio securities in an amount up to 33 1/3% of its assets.

Each Fund is permitted to invest, to the extent permitted by the 1940 Act, in other affiliated and unaffiliated funds, such as open-end or closed-end management investment companies, including other ETFs. Each Fund will not borrow money, except to the extent permitted by the 1940 Act to meet redemptions and only up to 10% of each Fund’s net assets.

Additional Risks Applicable to the Funds

Convertible Securities Risk.    Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of the underlying common stock.

Preferred Securities Risk.    Preferred securities are contractual obligations that entail rights to distributions declared by the issuer’s board of directors but may permit the issuer to defer or suspend distributions for a certain period of time. Preferred securities may be subject to more fluctuations in market value due to changes in market perceptions of the issuer’s ability to continue to pay dividends. If a Fund owns a preferred security whose issuer has deferred or suspended distributions, a Fund may be required to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Preferred securities are subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred securities may lose substantial value if distributions are deferred, suspended or not declared. Preferred securities may also permit the issuer to convert preferred securities into the issuer’s common stock. Preferred Securities that are convertible into common stock may decline in value if the common stock to which preferred securities may be converted declines in value. Preferred securities may be less liquid than equity securities.

Rights and Warrants Risk.    Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights and warrants do not represent an ownership interest in an issuer or carry with them dividend or voting rights with respect to the underlying securities. Investment in rights and warrants may thus be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and ceases to have value if it is not exercised prior to expiration.

Temporary Defensive Strategy Risk.    When a Fund pursues a temporary defensive strategy inconsistent with its principal investment strategies, it may not achieve its investment objective.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

Investment Adviser. ARK Investment Management LLC, located at 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701, serves as the Funds’ investment adviser. The Adviser registered with the SEC in January 2014. Under the terms of an investment advisory agreement between the Trust and the Adviser with respect to each Fund (“Advisory Agreement”), the Adviser serves as the adviser to each Fund, subject to the general supervision of the Board, and is responsible for the day-to-day investment management of each Fund.

The Adviser’s duties as adviser to each Fund include furnishing a continuous investment program for the Funds and determining what investments or securities will be purchased, held or sold.

Pursuant to a supervision agreement between the Trust and the Adviser with respect to each Fund (“Supervision Agreement”), and subject to the general supervision of the Board, the Adviser provides or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. The Supervision Agreement also requires the Adviser to provide investment advisory services to the Funds pursuant to the Advisory Agreement.

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory and supervisory services under a comprehensive structure. Each Fund will pay a monthly Management Fee to the Adviser at an annual rate (stated as a percentage of the average daily net assets of the Fund) as follows:

Fund	Management Fee
ARK Neobanks ETF	$[ ]
ARK Agentic Cyber Defense ETF	$[ ]
ARK Neoclouds ETF	$[ ]
ARK Frontier AI Labs ETF	$[ ]
ARK AI Agents ETF	$[ ]
ARK Orbital Data Centers ETF	$[ ]
ARK Robotaxis ETF	$[ ]
ARK Humanoid Robots & Physical AI ETF	$[ ]
ARK Brain Computer Interfaces & Surgical Robotics ETF	$[ ]
ARK Longevity ETF	$[ ]
ARK Peptides ETF	$[ ]
ARK Tokenized Market Infrastructure ETF	$[ ]
ARK AI Factory ETF	$[ ]
ARK Functional Cures ETF	$[ ]

In addition, each Fund bears other fees and expenses that are not covered by the Supervision Agreement, which may vary and will affect the total expense ratio of the Fund, such as acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

A discussion regarding the Board’s approval of the Advisory Agreement with respect to each Fund is available in the Trust’s Form N-CSR for each Fund after commencement of operations for the fiscal year ended July 31.

Manager of Managers Structure. The Adviser has obtained an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) for the Funds under which it may use a “Manager of Managers” structure (the “Order”). The Adviser would have responsibility, subject to oversight by the Board of Trustees, to oversee a sub-adviser and recommend its hiring, termination and replacement. The Order permits the Adviser, on behalf of a Fund and subject to the approval of the Board of Trustees, to hire, and to materially amend any existing or future sub-advisory agreements with sub-advisers that are not affiliated with the Adviser in addition to Wholly-Owned and Non-Affiliated Subadvisers, in each case without obtaining approval from a Fund’s shareholders. As used herein, a “Wholly-Owned Subadviser” is any investment adviser that is (1) an indirect or direct “wholly-owned subsidiary” (as such term is defined in Section 2(a)(43) of the 1940 Act) of the Adviser, (2) a “sister company” of the Adviser that is an indirect or direct “wholly-owned subsidiary” of the same company that indirectly or directly wholly owns the Adviser (the Adviser’s “parent company”), or (3) a parent company of the Adviser. A “Non-Affiliated Subadviser” is any investment adviser that is not an “affiliated person” (as defined in the 1940 Act) of a Fund or the Adviser, except to the extent that an affiliation arises solely because the Sub-Adviser serves as a subadviser to one or more Funds.

Administrator, Custodian and Transfer Agent. The Bank of New York Mellon is the administrator for the Funds (“Administrator”), is the custodian of the Funds’ assets and provides transfer agency, fund accounting and various administrative services to the Funds. The Administrator is responsible for providing certain operational, clerical, recordkeeping and/or bookkeeping services for the Funds.

Distributor. Foreside Fund Services, LLC is the distributor of the Shares of the Funds. The Distributor will not distribute Shares in less than Creation Units, and does not maintain a secondary market in Shares. The Shares are expected to be traded in the secondary market.

Portfolio Managers. [ ]

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The NAV per Share for a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the Management Fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m., Eastern time) on the NYSE. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The values of each Fund’s portfolio securities that have readily available market quotations will be based on market prices. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Price information on listed securities will be taken from the exchange where the security is primarily traded. With respect to portfolio securities that do not have readily available market quotations, or where such market quotations are not reliable, and with respect to portfolio instruments that are not securities, the Board has designated the Adviser as valuation designee (“Valuation Designee”) pursuant to Rule 2a-5(b) to perform the fair value determination relating to all such Fund investments. In its role as Valuation Designee, the Adviser is responsible for, among other things, carrying out the functions and Board reporting obligations set forth in Rule 2a-5.

As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. If the Valuation Designee determines that fair valuation would be appropriate and would result in a measurement that is equally or more representative of fair value or is required, the Valuation Designee may value the security or asset based on its consideration of one or more of a prescribed set of factors, to the extent relevant and available under the circumstance. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security may be materially different than the value that could be realized upon the sale of the security.

In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A significant event is an event that will, with a reasonably high probability, materially affect the value of a security since the closing price of the security was established on an exchange or market, but before the Fund’s NAV calculation. Significant events may relate to a single issuer, multiple issuers or to an entire market sector. Significant events generally would be those that are readily ascertainable in the ordinary course of business.

The Valuation Designee may also utilize one or more Pricing Services to assist in determining a fair value for a security or asset, and may obtain the assistance of others, including, without limitation, the Funds’ accounting agent and an outside independent pricing service in fulfilling its responsibilities. Prices obtained by an outside independent pricing service will use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics. For assets such as exchange-traded options, the Funds will determine market values based upon quotations from exchanges and/or market makers. For private companies, the Valuation Designee will determine the fair value of such companies using the aforementioned methods and also observable data such as cost basis, primary financing rounds, tender offers, secondary market activity, comparables of public and private companies, and relevant market news. While primary financing rounds, tender offers, and cost basis are expected to be the main drivers of fair value, all factors will be considered.

Buying and Selling Shares

The Shares of the Funds will be approved for listing on [Cboe]. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. In times of severe market disruption or low trading volume in a Fund’s Shares, this spread can increase significantly. It is anticipated that Shares will trade in the secondary market at prices that may differ to varying degrees from the NAV of Shares. During periods of disruptions to creations and redemptions or the existence of extreme market volatility, the market prices of Shares are more likely to differ significantly from Shares’ NAV.

The Depository Trust Company (“DTC”) serves as securities depository for Shares. The Shares may be held only in book-entry form; stock certificates will not be issued. DTC, or its nominee, is the record or registered owner of all outstanding Shares. Beneficial ownership of Shares will be shown on the records of DTC or its participants. Beneficial owners of Shares are not considered the registered holder thereof and are subject to the same restrictions and procedures as any beneficial owner of stocks held in book-entry or “street name” form. For more information, see the section entitled “Book Entry Only System” in the Funds’ SAI.

The Exchanges are open for trading Monday through Friday and are closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Because non-U.S. exchanges may be open on days when a Fund does not price its Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

Distribution and Service Plan

The Board has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their Shares and pay service fees in connection with the provision of ongoing services to shareholders.

No Rule 12b-1 fees are currently paid by any Fund, and there are no current plans to impose these fees. In addition, no such fees may be paid in the future without further approval by the Board. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority. The net income attributable to the shares of a Fund will be reduced by the amount of distribution and service fees and other expenses of the Fund.

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under the Internal Revenue Code. As a RIC, each Fund generally pays no federal income tax on the income and gains it distributes. Each shareholder of a Fund is entitled to its share of the Fund’s distributions of net investment income and net realized capital gains on its investments. Each Fund expects to pay out substantially all of its net earnings to its shareholders as “distributions.”

A Fund typically earns income dividends from stocks and interest from debt securities. These amounts (together with any other ordinary income earned by the Fund), net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. A Fund realizes capital gains or losses whenever it sells securities. Net realized capital gains are distributed to shareholders as “capital gain distributions.” Distributions from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to shareholders as ordinary income. Any long-term capital gains distributions a shareholder receives from the Fund are taxable as long-term capital gain.

[Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually.] In addition, a Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period. If a Fund so elects, some portion of each distribution may result in a return of capital, which, for tax purposes, is treated as a return of a shareholder’s investment in Shares.

Distributions in cash may be reinvested automatically in additional Shares of a Fund only if the broker through whom you purchased Shares makes such option available.

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November and December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. A Fund intends to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by a Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

U.S. Federal Income Tax Consequences

General. As with any investment, you should consider how your Fund investment will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) a Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions. [As noted above, each Fund expects to distribute net investment income, if any, at least annually, and any net realized long-term or short-term capital gains, if any, annually.] A Fund may also pay a special distribution at any time to comply with U.S. federal tax requirements.

Distributions from a Fund’s net investment income, including any net short-term gains, are generally taxable to you as ordinary income. In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Whether distributions of capital gains represent long-term or short-term capital gains is determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Shares. Distributions of net short-term capital gains in excess of net long-term capital losses, if any, are generally taxable as ordinary income. Distributions of net long-term capital gains in excess of net short-term capital losses, if any, that are properly reported as capital gain dividends are generally taxable as long-term capital gains. Long-term capital gains of non-corporate shareholders are generally taxable at a maximum rate of 15% or 20%, depending on whether the shareholder’s income exceeds certain threshold amounts.

A Fund may receive dividends, the distribution of which a Fund may designate as qualified dividends. In the event that a Fund receives such a dividend and designates the distribution of such dividend as a qualified dividend, the dividend may be taxed at the maximum capital gains rates, provided holding period and other requirements are met at both the shareholder and the Fund level. Substitute dividends received by the Fund with respect to dividends paid on securities lent out will not be qualified dividend income. There can be no assurance what portion of the Fund’s distributions will be eligible for qualified dividend treatment.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

A Fund’s transactions in derivatives (such as swaps) will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to you. The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

Dividends, interest and gains from non-U.S. investments of a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If more than 50% of a Fund’s total assets at the end of its taxable year consist of foreign securities, the Fund may elect (the “Election”) to “pass through” to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor’s pro rata share of the Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax), subject to certain holding period and other limitations, the investor’s pro rata share of the Fund’s foreign income taxes.

[To the extent a Fund invests in PFICs, the Fund generally intends to elect to “mark to market” these investments at the end of each taxable year. By making this election, a Fund will recognize as ordinary income any increase in the value of such an investment as of the close of the taxable year over the adjusted basis and as ordinary loss any decrease in such an investment (but only to the extent of prior income from such an investment under the mark to market rules). Gains realized with respect to a disposition of a PFIC that a Fund has elected to mark to market will be ordinary income. By making the mark to market election, a Fund may recognize income in excess of the distributions that it receives from its investments. Accordingly, such Fund may need to borrow money or dispose of some of its investments in order to meet its distribution requirements. If a Fund does not make the mark to market election with respect to an investment in a PFIC, the Fund could become subject to U.S. federal income tax with respect to certain distributions from, and gain on the disposition of, the PFIC which cannot be avoided by distributing such amounts to the Fund’s shareholders. ]

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are properly reported by a Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends paid by a Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Information about a shareholder in a Fund may be disclosed to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide appropriate certifications or other documentation concerning its status under FATCA.

Non-U.S. shareholders are advised to consult their tax advisors with respect to the particular tax consequences to them of an investment in the Funds, including the possible applicability of the U.S. estate tax.

Backup Withholding. Each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number or otherwise established a basis for exemption from backup withholding. The backup withholding rate for individuals is currently 24%. This is not an additional tax and may be refunded, or credited against your U.S. federal income tax liability, provided certain required information is furnished to the Internal Revenue Service.

Taxes on the Sale or Cash Redemption of Exchange Listed Shares. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long term capital gain or loss if Shares have been held for more than one year and as a short term capital gain or loss if held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares. The ability to deduct capital losses may be limited. To the extent that a Fund shareholder’s Shares are redeemed for cash, this is normally treated as a sale for tax purposes.

Your financial intermediary will be required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Shares you sell or redeem but also their cost basis. You should consult with your tax advisors to determine the appropriate cost basis method for your tax situation and to obtain more information about the cost basis reporting rules.

Taxes on Creations and Redemptions of Creation Units. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units or redeeming Creation Units should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if Shares (or securities surrendered) have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.

Medicare Tax. An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your own tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by a Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with a Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

FINANCIAL HIGHLIGHTS

As of the date of this prospectus, the Funds had not yet commenced operations and, therefore, do not have financial information to report.

PREMIUM/DISCOUNT INFORMATION

As of the date of this prospectus, the Funds had not yet commenced operations and, therefore, do not have information about the difference between the Funds’ daily market price on the Exchange and their NAV. Information regarding how often Shares of the Funds traded on the respective Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund during the past four calendar quarters (or, if shorter, the period during which a Fund has been in operation), when available, can be found at http://ark-funds.com.

GENERAL INFORMATION

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a broker-dealer is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an Exchange member in connection with a sale on either Exchange is satisfied by the fact that the prospectus is available at each Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an Exchange.

In addition, certain affiliates of the Funds and the Adviser may purchase and resell Fund Shares pursuant to this prospectus.

Other Information

The Trust was organized as a Delaware statutory trust on June 7, 2013. Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Funds’ SAI for more information concerning the Trust’s form of organization.

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.

An AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Dechert LLP serves as counsel to the Trust, including each Fund.

Sullivan & Worcester LLP serves as independent counsel to the independent trustees.

[    ] serves as the Trust’s independent registered public accounting firm and audits the Funds’ financial statements and performs other related audit services.

OTHER INFORMATION

This prospectus does not contain all the information included in the registration statement filed with the SEC with respect to the Funds. The Funds’ registration statement, including this prospectus, the Funds’ SAI and the exhibits may be examined at the offices of the SEC (100 F Street, NE, Washington, DC 20549) or on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. These documents and other information concerning the Trust also may be inspected at the offices of Foreside Fund Services, LLC at 190 Middle Street, Suite 301, Portland, Maine 04101 or by calling 855-406-1506.

The SAI for the Funds, which has been filed with the SEC, provides more information about the Funds. The Funds’ SAI is incorporated herein by reference and is legally part of this prospectus. Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements. The SAI and the Funds’ annual and semi-annual reports and financial statements may be obtained without charge by visiting the Funds’ website at http://ark-funds.com/investor-resources, writing to the Funds at c/o ARK Investment Management LLC, 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701 or by calling (727) 810-8160.

Investment Company Act File No. 811-22883

Subject to Completion

Preliminary Statement of Additional Information dated November 6, 2026

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

Dated [    ], 2026

This Statement of Additional Information (“SAI”) of ARK ETF Trust (“Trust”) is not a prospectus, and should be read in conjunction with the combined prospectus of ARK Neobanks ETF, ARK Agentic Cyber Defense ETF, ARK Neoclouds ETF, ARK Frontier AI Labs ETF, ARK AI Agents ETF, ARK Orbital Data Centers ETF, ARK Robotaxis ETF, ARK Humanoid Robots & Physical AI ETF, ARK Brain Computer Interfaces & Surgical Robotics ETF, ARK Longevity ETF, ARK Peptides ETF, ARK Tokenized Market Infrastructure ETF, ARK AI Factory ETF and ARK Functional Cures ETF (each, a “Fund” and collectively, the “Funds”), which is dated [ ], 2026 (the “Prospectus”) as it may be supplemented from time to time.

ARK ETF [Thematic] ETFs

ETF	[Cboe BZX Exchange, Inc.] Ticker Symbol
ARK Neobanks ETF	[ ]
ARK Agentic Cyber Defense ETF	[ ]
ARK Neoclouds ETF	[ ]
ARK Frontier AI Labs ETF	[ ]
ARK AI Agents ETF	[ ]
ARK Orbital Data Centers ETF	[ ]
ARK Robotaxis ETF	[ ]
ARK Humanoid Robots & Physical AI ETF	[ ]
ARK Brain Computer Interfaces & Surgical Robotics ETF	[ ]
ARK Longevity ETF	[ ]
ARK Peptides ETF	[ ]
ARK Tokenized Market Infrastructure ETF	[ ]
ARK AI Factory ETF	[ ]
ARK Functional Cures ETF	[ ]

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Copies of the Funds’ Prospectus and Funds’ financial information, when available, may be obtained without charge at http://ark-funds.com/investor-resources, by writing to the Trust or the Trust’s distributor, Foreside Fund Services, LLC (the “Distributor”), or by calling 855-406-1506.

i

GENERAL DESCRIPTION OF THE TRUST

The ARK ETF Trust (the “Trust”) is an open-end management investment company. As of the date of this SAI, the Trust consists of 27 investment portfolios: ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Space Exploration & Innovation ETF, The 3D Printing ETF, ARK Israel Innovative Technology ETF, ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF, ARK DIET Q4 Buffer ETF, ARK Active Autocallable Income ETF, ARK Neobanks ETF, ARK Agentic Cyber Defense ETF, ARK Neoclouds ETF, ARK Frontier AI Labs ETF, ARK AI Agents ETF, ARK Orbital Data Centers ETF, ARK Robotaxis ETF, ARK Humanoid Robots & Physical AI ETF, ARK Brain Computer Interfaces & Surgical Robotics ETF, ARK Longevity ETF, ARK Peptides ETF, ARK Tokenized Market Infrastructure ETF, ARK AI Factory ETF and ARK Functional Cures ETF.

This SAI relates solely to ARK Neobanks ETF, ARK Agentic Cyber Defense ETF, ARK Neoclouds ETF, ARK Frontier AI Labs ETF, ARK AI Agents ETF, ARK Orbital Data Centers ETF, ARK Robotaxis ETF, ARK Humanoid Robots & Physical AI ETF, ARK Brain Computer Interfaces & Surgical Robotics ETF, ARK Longevity ETF, ARK Peptides ETF, ARK Tokenized Market Infrastructure ETF, ARK AI Factory ETF and ARK Functional Cures ETF (each, a “Fund” and collectively, the “Funds”). Each Fund is classified as [a non-diversified series] of an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and, as a result, is not required to meet certain diversification requirements under the 1940 Act. The Trust was organized as a Delaware statutory trust on June 7, 2013. The shares of each Fund are referred to herein as “Shares.”

Each Fund will offer and issue Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Similarly, Shares are redeemable by a Fund only in Creation Units. Only Authorized Participants (“APs”) who have entered into contractual arrangements with the Fund’s Distributor may enter into Creation Unit transactions with a Fund on behalf of themselves or their customers. Creation Units of a Fund are issued and redeemed generally in exchange for specified securities held by the Fund and, if necessary, a specified cash payment. The Shares of each Fund are expected to be approved for listing, subject to notice of issuance, on [Cboe BZX Exchange, Inc. (“Cboe,” or the “Exchange”)]. The individual Shares of each Fund will trade in the secondary market at market prices that may differ from the Shares’ NAV.

The Trust reserves the right to permit or require a “cash” option for creations and redemptions of Shares (subject to applicable legal requirements). In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange, which fees will be higher than the transaction fees associated with in-kind purchases or redemptions.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus under the headings “Summary Information,” “Additional Information About the Funds’ Investment Strategies and Risks,” “Shareholder Information - Buying and Selling Shares,” “Premium/Discount Information” and “General Information - Continuous Offering.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are expected to be listed on the Exchange, and the individual Shares of each Fund will trade in the secondary market at prices that may differ to some degree from their NAV. The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve (12) month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (2) the intra-day NAV of a Fund is no longer calculated or available or (3) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares of a Fund from listing and trading upon termination of that Fund. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

As in the case of other securities traded on the Exchange, brokers’ commissions on transactions in Shares will be based on negotiated commission rates at customary levels.

1

In order to provide investors with a basis to gauge whether the market price (and related bid/ask spread) of individual Shares traded on the Exchange is approximately consistent with the current NAV on a per Share basis, every 15 seconds throughout the Exchange’s regular trading hours, an estimated intra-day NAV (“INAV”), if applicable, is calculated and disseminated in accordance with the relevant listing standards of the Exchange. The Funds are not involved in or responsible for the calculation or dissemination of the INAV, and the Funds make no warranty as to its accuracy. The INAV does not necessarily reflect the precise composition of the current portfolio of securities and instruments held by a Fund at a particular point in time or the best possible valuation of the current portfolio. The Funds believe that, when purchasing Shares traded on the Exchange, placing “limit orders” rather than “market orders” may help investors avoid excessive bid/ask spreads.

The INAV should not be viewed as a “real-time” update of the NAV per Share of a Fund because (i) the INAV may not be calculated in the same manner as the NAV, which is computed once a day, generally, at the end of the business day; (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the INAV; (iii) unlike the calculation of NAV, the INAV does not take into account Fund expenses; and (iv) the INAV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the INAV and the market price of a Fund’s Shares. Accordingly, a shareholder purchasing Shares of a Fund at a price calculated based upon the Shares’ INAV is subject to valuation risk. If there is a mismatch between the INAV and NAV, shareholders could lose money upon redemption or could pay too much for Shares purchased.

INVESTMENT POLICIES AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus (with respect to each applicable Fund) under the headings “Summary Information - Principal Investment Strategies,” “Summary Information - Principal Risks” and “Additional Information About the Funds’ Investment Strategies and Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

General

All Funds

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

In the event that the securities in which a Fund invests are not listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for certain of the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

2

Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold in seven calendar days or less without significantly changing the market value of the investment. The liquidity of a security will be determined based on relevant market, trading and investment specific considerations as set out in the Trust’s liquidity risk management program (the “Liquidity Program”) as required by Rule 22e-4 under the 1940 Act (the “Liquidity Rule”).

Because each Fund reserves the right to issue and redeem Creation Units principally for cash, the Fund may incur higher costs in buying and selling securities than if the Fund issued and redeemed Creation Units principally in-kind.

ARK Investment Management LLC (“ARK” or “Adviser”) evaluates environmental, social, and governance (“ESG”) considerations into both its “top down” and “bottom up” approaches. The Adviser believes that the technologies underlying the Adviser’s disruptive innovation platforms closely align with the principles embodied by the United Nations Sustainable Development Goals (the “UN Goals”). The UN Goals are a collection of 17 interlinked goals designed to provide a shared blueprint for countries to, among other objectives, end extreme poverty and hunger, fight inequality and injustice, and tackle climate change. The Adviser uses the framework of the UN Goals to integrate ESG considerations into its “top down” research and investment approach. In an effort to analyze how the ESG considerations embodied by the UN Goals are being addressed by the technologies underlying the Adviser’s disruptive innovation platforms, the Adviser scores each company held by a Fund by the amount of exposure it has to the technologies underlying the Adviser’s disruptive innovation platforms. The Adviser then determines and documents how each technology relates to the UN Goals, thereby enabling the Adviser to consider ESG considerations in its investment decisions. The Adviser does not use ESG considerations, however, to limit, restrict or otherwise exclude companies or sectors from a Fund’s investment universe. The Adviser also incorporates ESG considerations into its “bottom up” research and investment approach. The Adviser begins with a universe of potential investments developed through its “top down” process. The Adviser then scores potential investments for a Fund against six key metrics, which include ESG considerations. The scores assigned to each potential investment in a Fund’s universe then guide the Adviser’s investment decisions.

Market Events

The market values of the Funds’ assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, war, terrorism, natural disasters, public health emergencies, supply chain disruptions, sanctions and other circumstances involving one country or region could have profound impacts on global economies or markets. As a result, the value and liquidity of the Funds’ investments may be negatively affected.

In addition, governments have recently imposed, and may in the future impose, economic sanctions or other similar measures against certain countries, entities or individuals. The Funds’ investments may be subject to these measures, which could prevent or prohibit the Funds from making certain investments or transacting with certain counterparties. These measures could also result in countermeasures or retaliatory actions, which may adversely impact the Funds’ investments, including those that are not economically tied to sanctioned countries, entities or individuals. The imposition of sanctions and retaliatory measures could, among other things, disrupt markets in which the Funds invest, devalue currencies, and increase market volatility throughout the world. Economic sanctions or other similar measures could, among other things, effectively restrict or eliminate the Funds’ ability to purchase or sell certain investments, negatively impact the value or liquidity of the Funds’ investments, significantly delay or prevent the settlement of the Funds’ transactions, force the Funds to sell or otherwise dispose of investments at inopportune times or prices, increase the Funds’ transaction costs, make the Funds’ investments more difficult to value, or impair the Funds’ ability to meet their investment objective or invest in accordance with their investment strategies. These conditions may be in place for a substantial period of time and enacted with limited advance notice.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank in which the Funds or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Funds or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

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Swap Agreement

OTC swap agreements are bilateral contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Some swaps are structured to include exposure to a variety of different types of investments or market factors, such as interest rates, commodity prices, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements involve the risk that the party with whom the Funds have entered into the swap will default on its obligation to pay the Funds and the risk that the Funds will not be able to meet their obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Funds’ obligations to their counterparties and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.

Certain swap agreements must be transacted on a designated contract market or swap execution facility and cleared through a clearinghouse that serves as a central counterparty. Certain risks are reduced (but not eliminated) if a fund invests in cleared swaps. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be in the future. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition, depending on the size of the Funds and other factors, the margin required under the rules of a clearinghouse and by a clearing member futures commission merchant may be in excess of the collateral required to be posted by the Funds to support their obligations under a similar uncleared swap. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free.

The performance of swap agreements may be affected by a change in the specific interest rate, currency or other factors that determine the amounts of payments due to and from the Funds. If a swap agreement calls for payments by the Funds, the Funds must be prepared to make such payments when due.

Generally, swap agreements have fixed maturity dates that are agreed upon by the parties to the swap. The swap agreement can be terminated before the maturity date generally only under limited circumstances and can be transferred by a party only with the prior written consent of the other party. The Funds may be able to eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Funds may not be able to recover the money they expected to receive under the contract. The Funds expect to obtain exposure through swap agreements with a single counterparty or a limited number of counterparties and will likely continue to do so for the foreseeable future.

A swap agreement can be a form of leverage, which can magnify the Funds’ gains or losses. The risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Notional amounts of swap transactions are not subject to any limitations, and swap contracts may expose a Fund to unlimited risk of loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

The use of swaps can cause the Funds to be subject to additional regulatory requirements, which may generate additional Fund expenses. The Funds monitor any swaps with a view towards ensuring that each Fund remains in compliance with all applicable regulatory, investment and tax requirements.

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Many swap agreements are complex and their valuation often requires subjective modeling and judgment, which increases the risk of mispricing or incorrect valuation. Valuation risk is more pronounced when a Fund enters into a swap with specialized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, under collateralization and/or errors in calculation of a Fund’s NAV. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

Borrowing

The Funds may borrow money from a bank to the extent permitted by the 1940 Act to meet redemptions and further only up to 10% of the Fund’s net assets.

Specifically, provisions of the 1940 Act require each Fund to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed immediately after any such borrowing. If the asset coverage should at any time decline below 300% as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Rule 18f-4 under the 1940 Act regulates the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies. A Fund’s trading of derivatives and other transactions that create future payment or delivery obligations is subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund satisfies a “limited derivatives users” exception that is included in the final rule. Under the rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating a Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the rule regarding the use of securities lending collateral that may limit a Fund’s securities lending activities. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.

Currency Forwards

A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price that may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency forward contracts may be used to increase or reduce exposure to currency price movements.

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The use of currency forward transactions involves certain risks. For example, if the counterparty under the contract defaults on its obligation to make payments due from it as a result of its bankruptcy or otherwise, a Fund may lose such payments altogether or collect only a portion thereof, which collection could involve costs or delays.

A Fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. A Fund will designate on its records cash or liquid assets equal to the amount of the Fund’s assets that could be required to effect a forward currency contract at the settlement date except to the extent the contracts are otherwise “covered.” A forward currency contract to sell a foreign currency is “covered” if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward currency contract (or call option) permitting a Fund to buy the same currency at a price no higher than a Fund’s price to sell the currency. A forward contract to buy a foreign currency is “covered” if a Fund holds a forward contract (or put option) permitting a Fund to sell the same currency at a price as high as or higher than the Fund’s price to buy the currency. For the purpose of determining the adequacy of the securities designated in connection with forward currency contracts, the value of the designated securities will be marked to market daily. If the market value of such securities declines or the designated securities become illiquid, additional cash or liquid assets will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund.

Foreign Securities

When a Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of sanctions, exchange controls (including repatriation restrictions), foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.

A Fund or the Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding sanctions, repatriation restrictions, confiscation of assets and property, expropriation or nationalization. Geopolitical developments in certain countries in which a Fund may invest have caused, or may in the future cause, significant volatility in financial markets. For example, the United Kingdom (“UK”) withdrew from the European Union (“EU”) on January 31, 2020 (commonly known as “Brexit”), which will likely result in increased market volatility and cause additional market disruption on a global basis. The UK and the EU signed the EU-UK Trade and Cooperation Agreement (“TCA”), which is an agreement on the terms governing certain aspects of the EU’s and UK’s relationship post Brexit. However, under the TCA, many aspects of the EU-UK relationship remain subject to further negotiation. Although the full effects of Brexit are unknown at this time, Brexit may continue to result in fluctuations of exchange rates, increased illiquidity, inflation, and changes in legal and regulatory regimes to which certain of a Fund’s assets are subject. These and other geopolitical developments, including ongoing regional armed conflict in Europe, could negatively impact the value of a Fund’s investments. The Fund’s investments in foreign securities may also be subject to foreign currency risk, the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund may have exposure to foreign currencies) to decline in value. Foreign risks will normally be greatest when a Fund invests in securities of issuers located in emerging countries.

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A Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers (together, “Depositary Receipts”). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there is an increased possibility that the Fund will not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. In addition, the issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to a Fund and may negatively impact the Fund’s performance. However, by investing in Depositary Receipts, such as ADRs, which are quoted in U.S. dollars, the Fund may avoid currency risks during the settlement period for purchases and sales.

Future Developments

The Funds may take advantage of opportunities in the area of options, futures contracts, options on futures contracts, warrants, swaps and any other investments that are not presently contemplated for use or that are not currently available, but which may be developed, to the extent such investments are considered suitable for the Funds by the Adviser.

Futures Contracts, Options and Options on Futures Contracts

The Funds may enter into futures contracts, options and options on futures contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

An option is a contract that provides the holder the right to buy or sell shares at a fixed price, within a specified period of time. A call option gives the option holder the right to purchase the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option. A put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded (but these amounts can be much higher depending on the requirements for the particular contract).

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After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund expects to earn interest income on its margin deposits.

Positions in futures contracts and options may be closed out only on an exchange that provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. Because futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the future and the movement in the specified instrument, index or commodity. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options could be based upon predictions as to anticipated trends, which could prove to be incorrect and a part or all of the premium paid therefore could be lost.

There is also risk of loss by a Fund stemming from extended trading hours. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting a Fund to substantial losses. In the event of adverse price movements, a Fund may be required to make additional margin payments.

In the case of writing a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration, such as conversion or exchange of other securities held by it, or, if additional cash consideration is required, the Fund has designated or “segregated” on its records cash or liquid assets equal in value to such amount. A call option is covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written provided the Fund designates on its records cash or liquid assets equal to the difference. A Fund will limit its investment in uncovered put or call options purchased or written, measured by the exercise price in the case of a put or market value in the case of a call, by the Fund to 33 1/3% of the Fund’s total assets. A Fund will write put options only if they are covered by (1) designating on its records cash or liquid assets in an amount not less than the exercise price of the option at all times during the option period or (2) selling short the underlying security at a price at least equal to the strike price or purchasing a put option with a strike price at least equal to the strike price of the put option sold.

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Lending Portfolio Securities

A Fund may lend portfolio securities. The Trust has selected Morgan Stanley & Co. LLC as its exclusive borrower in connection with its securities lending program. The aggregate market value of securities loaned by a Fund will not exceed 33 1/3% of the total assets of the Fund. The following conditions must be met whenever a Fund’s portfolio securities are loaned: (i) the Fund must require the borrower to increase the collateral so that it remains equal to at least 102% (105% for foreign securities) of the value of the portfolio securities loaned whenever the market value of the securities loaned rises above the current level of such collateral; (ii) the Fund must be able to terminate the loan at any time; (iii) the Fund must receive reasonable return on the loan, as well as the value of any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (iv) the Fund may pay only reasonable administrative fees in connection with the loan; and (v) the Trust’s Board of Trustees (“Board”), or the Adviser as the Board’s delegee, must be able to recall a Fund’s loan to vote the securities if such vote involves a material event that may adversely affect the investment. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds; such reinvestments are subject to investment risk. Each Fund shall pay a portion of the returns earned from securities lending and/or a fee to the Fund’s Custodian and Adviser in connection with lending agent and administrative services provided relating to the securities lending program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. While the Funds have an indemnity from the Custodian in connection with borrower defaults, if the borrower were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities in the event that a Fund is not able to avail itself of the indemnity. This event could also trigger adverse tax consequences for a Fund. Substitute payments for dividends received by a Fund for securities lent out by the Fund will not be qualified dividend income. The Funds take the tax effects of this difference into account in their securities lending program.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement and are held by the Trust’s custodian bank until repurchased. In addition, the Board has established guidelines and standards for review of the creditworthiness of any bank, broker or dealer counterparty to a repurchase agreement with a Fund. A Fund’s repurchase agreements will be fully collateralized at all times with high-quality, liquid assets maintained by a designated third party in a segregated account.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security, as a result of bankruptcy or otherwise, a Fund will seek to dispose of such security, which could involve costs, delays or loss upon disposition. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral not within the control of a Fund and, therefore, the Fund may incur delays in disposing of the security and/or may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

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The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Securities of Other Investment Companies

Each Fund may invest in the securities of other investment companies, foreign or domestic, including those advised by the Adviser. As a result, a Fund will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of a fund’s shares is expected to rise and fall as the value of the underlying investment rises and falls. The market value of such funds’ shares may differ from the NAV of the particular fund. As a shareholder in a Fund (as with ETFs), the Fund would bear its ratable share of that entity’s expenses. At the same time, a Fund would continue to pay its own investment management fees and other expenses. As a result, a Fund and its shareholders will be absorbing additional fees with respect to investments in other funds, including ETFs. Such fees will not, however, be counted towards a Fund’s expense cap.

Temporary Defensive Position

Each Fund may take a temporary defensive position (investments in cash or cash equivalents) in response to adverse market, economic, political or other conditions. Cash equivalents include short-term high quality debt securities and money market instruments such as commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and shares of short-term fixed income or money market funds.

Cyber Security

The Funds, their service providers, the Exchange and APs are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that a Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support a Fund and its service providers. Cyber attacks against and/or security breakdowns of a Fund, its service providers, the Exchange or APs may adversely impact a Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. A Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which a Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that a Fund, its service providers, the Exchange or APs will not suffer losses relating to cyber attacks and/or other information security breaches in the future.

Commodity Pool Operator Exclusion

The Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) with respect to the operation of each Fund under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, neither the Funds nor the Adviser (with respect to the Funds) are subject to CFTC registration or regulation as a CPO.

The terms of the CPO exclusion require a Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and certain swaps, which in turn include nondeliverable currency forwards, as further described below. Because the Adviser and the Funds intend to comply with the terms of the CPO exclusion, each Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Funds are not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or a Fund, its investment strategies, or this SAI.

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Generally, the exclusion from CPO regulation with respect to the operation of each Fund on which the Adviser relies requires a Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, the Adviser would withdraw its notice claiming an exclusion from the definition of a CPO, and the Adviser would be subject to registration and regulation as a “commodity trading advisor” with respect to the Fund; in that case, the Adviser and the Fund would need to comply with all applicable CFTC disclosure, reporting, operational and other regulations, which could increase Fund expenses.

Risks Associated with the Tax Treatment of Cryptocurrency

Many significant aspects of the U.S. federal income tax treatment of investments in cryptocurrency are uncertain and an investment in cryptocurrency may produce income that is not treated as qualifying income for purposes of the income test applicable to RICs. Under current IRS guidance, cryptocurrency is treated as property, not as currency, for U.S. federal income tax purposes and transactions involving payment in cryptocurrency in return for goods and services are treated as barter exchanges. Such exchanges result in capital gain or loss measured by the difference between the price at which cryptocurrency is exchanged and the taxpayer’s basis in the cryptocurrency. Additionally, the IRS has taken the position that mining rewards are taxable generally upon receipt and staking rewards received by a cash-method taxpayer generally is includible in gross income at the time the taxpayer gains dominion and control over the rewards. However, because cryptocurrency is a new technological innovation, because IRS guidance has taken the form of administrative pronouncements that may be modified without prior notice and comment, and because there is as yet little case law on the subject, the U.S. federal income tax treatment of an investment in cryptocurrency or in transactions relating to investments in cryptocurrency may change from that described in this prospectus, possibly with retroactive effect. Any such change in the U.S. federal income tax treatment of cryptocurrency may have a negative effect on prices of cryptocurrency and may adversely affect the value of the Shares. In this regard, the IRS has indicated that it has made it a priority to issue additional guidance related to the taxation of virtual currency transactions, such as transactions involving bitcoin. In addition, the IRS and U.S. Department of Treasury have promulgated final Treasury regulations regarding the tax information reporting rules for digital currency transactions. While it has started to issue such additional guidance, whether any future guidance will adversely affect the U.S. federal income tax treatment of an investment in cryptocurrency or in transactions relating to investments in cryptocurrency is unknown. Moreover, future developments that may arise with respect to digital assets may increase the uncertainty with respect to the treatment of digital assets for U.S. federal income tax purposes. Recent tax legislation amends U.S. federal reporting requirements with respect to digital assets.

Because cryptocurrency is a new technological innovation, the tax treatment of cryptocurrency for state and local tax purposes, including without limitation state and local income and sales and use taxes, is not settled. It is uncertain what guidance, if any, on the treatment of cryptocurrency for state and local tax purposes may be issued in the future. A state or local government authority’s treatment of cryptocurrency may have negative consequences, including the imposition of a greater tax burden on investors in cryptocurrency or the imposition of a greater cost on the acquisition and disposition of cryptocurrency generally. Moreover, it cannot be ruled out that the tax treatment by tax authorities and courts could be interpreted differently or could be subject to changes in the future. Any such treatment may have a negative effect on prices of cryptocurrency and may adversely affect the value of the Shares.

11

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of the Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Under these restrictions, except as noted below, the Fund may not:

1.	Make loans, except that the Fund may: (i) lend portfolio securities; (ii) enter into repurchase agreements; (iii) purchase all or a portion of an issue of debt securities, bank loan or participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities; and (iv) participate in an interfund lending program with other registered investment companies;

2.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

3.	Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

4.	Purchase or sell real estate, except that the Fund may: (i) invest in securities of issuers that invest in real estate or interests therein; (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“Securities Act”), in the disposition of restricted securities or in connection with its investments in other investment companies;

6.

Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities;

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7.

With respect to:

ARK Neobanks ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the group of industries in the financials sector.

ARK Agentic Cyber Defense ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the groups of industries in the [information technology sector].

ARK Neoclouds ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the group of industries in the information technology sector.

ARK Frontier AI Labs ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the groups of industries in the (i) communication services sector or (ii) information technology sector.

ARK AI Agents ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the group of industries in the information technology sector.

ARK Orbital Data Centers ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the groups of industries in the (i) industrials sector or (ii) information technology sector.

ARK Robotaxis ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the groups of industries in the (i) consumer discretionary sector or (ii) information technology sector.

ARK Humanoid Robots & Physical AI ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the groups of industries in the (i) industrials sector or (ii) information technology sector.

ARK Brain Computer Interfaces & Surgical Robotics ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the group of industries in the health care sector.

ARK Longevity ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the group of industries in the health care sector.

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ARK Peptides ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the group of industries in the health care sector.

ARK Tokenized Market Infrastructure ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the groups of industries in the (i) financials sector or (ii) information technology sector.

ARK AI Factory ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the groups of industries in the (i) information technology sector or (ii) industrials sector.

ARK Functional Cures ETF, purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in the group of industries in the health care sector.

Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment restrictions and policies as the Fund.

With respect to the fundamental investment limitation relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of more than 25% of the Fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction. The Fund will be concentrated as set forth in (7) above.

With respect to the Fund’s investments in unaffiliated investment companies, the Fund will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. If the Fund invests in an affiliated investment company, it will consider the underlying holdings of the affiliated investment company for purposes of complying with the Fund’s concentration policy. With respect to the Fund’s investment in non-investment company exchange-traded products that hold commodities, the Fund will treat that commodity as its own industry for purposes of complying with the Fund’s concentration policy.

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The Fund’s method of applying the limitation set forth in its concentration policy may differ from the methods used by the Trust’s other series.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions as non-fundamental policies (i.e., those which may be changed by the Board without a shareholder vote). Each Fund may not:

1. Purchase any security on margin, except for such short-term loans as are necessary for clearance of securities transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

BOARD OF TRUSTEES OF THE TRUST

Trustees and Officers of the Trust

The Board of the Trust consists of four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act), of the Trust (“Independent Trustees”). Darlene T. DeRemer, an Independent Trustee, serves as Chair of the Board. The Board is responsible for overseeing the management and operations of the Trust, including general oversight of the duties performed by the Adviser and other service providers to the Trust. The Adviser is responsible for the day-to-day administration and business affairs of the Trust.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that the Trustees’ ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: such person’s character and integrity; such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and as to each Trustee other than Catherine D. Wood, his or her status as not being an “interested person” (as defined in the 1940 Act) of the Trust.

References to the experience, qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

15

The Trustees of the Trust, their addresses, positions with the Trust, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex (all open-end and closed-end funds advised by ARK) overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below.

Independent Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex[3]	Other Directorships Held By Trustee During Past Five Years
Scott R. Chichester, 1970	Trustee	Since June 30, 2014	Chief Financial Officer, Sterling Consolidated Corp (2011-2024); Director and Founder, DirectPay USA LLC (since 2006) (payroll company); Founder, Madison Park Advisors LLC (since 2011) (public company advisory); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	27	Director of Sterling Consolidated Corp (2011-2024).
Darlene T. DeRemer, 1955	Trustee	Since June 30, 2014	Managing Partner, Grail Partners LLC (2005-2019).	27	Trustee, Member of Investment and Endowment Committee of Syracuse University (since 2010); Director, Alpha Healthcare Acquisition Corp. III (since 2021); Interested Trustee, Esoterica Thematic Trust (2020-2021); Interested Trustee, American Independence Funds (2015-2019); Trustee, Risk X Investment Funds (2016-2020); Director, United Capital Financial Planners (2008-2019); Director, Hillcrest Asset Management (since 2007); Board Member, Confluence Technologies LLC (2018-2021).
Robert G. Zack, 1948	Trustee	Since June 30, 2014	Adjunct Professor at the University of Virginia School of Law (since 2014); Counsel, Dechert LLP (2012-2014); Executive Vice President, OppenheimerFunds, Inc. (2004-2011); General Counsel, OppenheimerFunds, Inc. (2002-2010); Secretary and General Counsel, Oppenheimer Acquisition Corp. (2001-2011); Executive Vice President, General Counsel and Director, OFI Trust Co. (2001-2011); Vice President and Secretary, Oppenheimer Funds (2002-2011).	27	Trustee of University of Virginia Law School Foundation (2011-2022).

16

Interested Trustee

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex[3]	Other Directorships Held By Trustee During Past Five Years
Catherine D. Wood, 1955	Chief Executive Officer, Chief Investment Officer and Trustee	Since June 7, 2013	Managing Member, Founder and Chief Executive Officer, ARK Investment Management LLC (since 2013); Senior Vice President and Chief Investment Officer of Thematic Portfolios, AllianceBernstein L.P. (2009-2013).	27	Independent Non-Executive Director, Amun Holdings Ltd (since 2018); Director, MIMIK Technologies Inc. (since 2021); NexPoint Advisors: NexPoint Diversified Real Estate Trust (since 2022), NexPoint Real Estate Finance Inc. (since 2020), NexPoint Residential Trust Inc. (since 2020), VineBrook Homes Trust Inc. (since 2020); Board Member, Strange Brewing SA (since 2018); Board of Directors, Tampa Bay Innovation Center (since 2022); Board of Directors, The Tifin Group LLC (since 2021); Executive Director, Wall Street Blockchain Alliance (since 2018).

(1)	The address for each Trustee is 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701.
(2)	Each Trustee serves until his or her resignation, death, retirement or removal.
(3)	The portfolios of the “Fund Complex” include each series of the Trust and of ARK Venture Fund.

Officer Information

The Officers of the Trust, their addresses, positions with the Trust, ages and principal occupations during the past five years are set forth below.

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Catherine D. Wood, 1955	Trustee, Chief Executive Officer and Chief Investment Officer	Since June 30, 2014	Managing Member, Founder and Chief Executive Officer, ARK Investment Management LLC (since 2013).
Kellen Carter, 1982	Chief Legal Officer and Secretary	Since May 26, 2016	Chief Legal Officer (since 2026), Chief Compliance Officer (2016-2026), Associate General Counsel, ARK Investment Management LLC (since April 2016); Interim General Counsel, ARK Investment Management LLC (2016 - 2018); Corporate Counsel, ARK Investment Management LLC (since July 2018).
William C. Cox, 1966	Treasurer and Principal Financial Officer	Since June 25, 2018	Principal Financial Officer, Investment Products, ARK Investment Management LLC (since June 2018); Fund Principal Financial Officer, Foreside Financial Group, LLC (2013-2018).
Kathleen Fontano, 1981	Chief Compliance Officer and Director of Compliance	Since August 1, 2026	Chief Compliance Officer (since August 2026); Director of Compliance, ARK Investment Management LLC (since November 2020).
Thomas G. Staudt, 1987	President	Since December 16, 2016	Chief Operating Officer, ARK Investment Management LLC (since April 2018); Interim Chief Operating Officer, ARK Investment Management LLC (2016-2018).

(1)	The address for each officer is 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701.

(2)	Officers are elected yearly by the Trustees.

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Since the Funds had not yet commenced operations as of the date of this SAI, the Officers and Trustees of the Trust, in the aggregate, owned less than 1% of the Shares of each Fund as of that date.

The Board has an Audit Committee, consisting of three Trustees who are Independent Trustees. Scott R. Chichester currently serves as a member of the Audit Committee and has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Scott R. Chichester is the Chair of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting; (ii) oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board’s oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. During the fiscal year ended July 31, 2026, the Audit Committee held three meetings.

The Board has a Nominating Committee, consisting of three Trustees who are Independent Trustees. Robert G. Zack is the Chair of the Nominating Committee. The Nominating Committee has the responsibility, among other things, for the selection and nomination of candidates to serve as Trustees of the Trust. The Nominating Committee may also recommend the removal of any Trustee. Only Independent Trustees may serve as members of the Nominating Committee. The Nominating Committee will consider shareholder recommendations for nominees to serve as Trustees of the Trust. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee, should be submitted to the Chair of the Nominating Committee at the address maintained for communications with Independent Trustees. During the fiscal year ended July 31, 2026, the Nominating Committee did not hold any meetings.

The Board has determined that its leadership structure is appropriate given the business and nature of the Trust. In connection with its determination, the Board considered that the Chair of the Board is an Independent Trustee. The Chair of the Board can play an important role in setting the agenda of the Board and also serves as a key point person for dealings between management and the other Independent Trustees. The Independent Trustees believe that the Chair’s independence facilitates meaningful dialogue between the Adviser and the Independent Trustees. The Board also considered that the Chair of the Audit Committee is an Independent Trustee, which yields similar benefits with respect to the functions and activities of the various Board committees. The Independent Trustees also regularly meet outside the presence of management. The Board has determined that its committees help ensure that the Trust has effective and independent governance and oversight. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management of the Trust, including the Adviser. The Board reviews its structure on an annual basis.

As an integral part of its responsibility for oversight of the Trust in the interests of shareholders, the Board, as a general matter, oversees risk management of the Trust’s investment programs and business affairs. The function of the Board with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Trust. The Board recognizes that not all risks that may affect the Trust can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Trust’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information.

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The Board exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself. The Trust faces a number of risks, such as investment-related and compliance risks. The Adviser’s personnel seek to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust. Under the overall oversight of the Board or the applicable committee of the Board, the Trust and the Adviser employ a variety of processes, procedures and controls to identify such possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Trust’s Chief Compliance Officer (“CCO”), as well as various personnel of the Adviser and other service providers such as the Trust’s independent accountants, may report to the Audit Committee and/or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

The Funds had not yet commenced operations as of the date of this SAI. As of December 31, 2025, for each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies advised by the Adviser that are overseen by the Trustee is shown below.

TRUSTEE	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN THE FAMILY OF INVESTMENT COMPANIES
Scott R. Chichester	None
Darlene T. DeRemer	Over $100,000
Catherine D. Wood	Over $100,000
Robert G. Zack	Over $100,000

As to each Independent Trustee and his or her immediate family members, no person owned beneficially or of record securities in the Adviser or the Distributor, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor of the Funds.

Remuneration of Trustees

Each Independent Trustee receives an annual retainer fee of $275,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of $60,000 and $20,000, respectively, for their service as such. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

The table below shows the compensation paid to the Trustees for the fiscal year ended July 31, 2026. Any difference in the below stated remuneration and the actual total compensation paid to the Independent Trustees is due to the fact that the remuneration is based and paid on a calendar year basis, which is different than the Trust’s fiscal year (i.e., August to July), as reported.

Name of Trustee	Aggregate Compensation from Trust		Pension or Retirement Benefits Accrued as Part of Trust Expenses	Total Compensation from Trust and Fund Complex
Scott R. Chichester	$	[ ]	[None]	$	[ ]
Darlene T. DeRemer	$	[ ]	[None]	$	[ ]
Catherine D. Wood		[None]	[None]		[None]
Robert G. Zack	$	[ ]	[None]	$	[ ]

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MANAGEMENT

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management of the Funds.”

Investment Adviser and Manager

ARK acts as investment adviser to each Fund and, subject to the general oversight of the Board, is responsible for the day-to-day investment management of the Funds pursuant to an investment advisory agreement between the Trust and the Adviser (“Investment Advisory Agreement”). The Adviser is a Delaware limited liability company with headquarters at 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701.

The Investment Advisory Agreement with respect to each Fund is subject to annual approval by (1) the Board or (2) a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement is terminable without penalty, on 60 days’ notice, by the Board or with respect to a Fund by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify and hold the Adviser harmless for certain losses and liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from the Adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or is the result of the Adviser’s reckless disregard of its duties and obligations.

Pursuant to a supervision agreement between the Trust and ARK (“Supervision Agreement”) and subject to the general oversight of the Board, the Adviser manages the Funds and provides or causes to be furnished to the Trust (and each of the Funds) all supervisory and other services reasonably necessary for the operation of the Funds, including audit, legal, transfer agency, printing costs, certain administrative services (provided pursuant to a separate administration agreement), certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements), certain custodial services (provided pursuant to a separate custodian agreement) and investment advisory services (provided pursuant to the Investment Advisory Agreement), under what is essentially an all-in fee structure. Each Fund bears other expenses that are not covered under the Supervision Agreement that may vary and will affect the total level of expenses paid by the Fund, such as acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses). The Adviser may earn a profit on the fee paid pursuant to the Supervision Agreement and would benefit from any price decreases in third-party services covered by the Supervision Agreement, including decreases resulting from an increase in net assets.

Pursuant to the Supervision Agreement, each Fund will pay a monthly fee to ARK at an annual rate (stated as a percentage of the average daily net assets of the Fund) as follows (“Management Fee”):

Fund	Management Fee
ARK Neobanks ETF	[ ]
ARK Agentic Cyber Defense ETF	[ ]
ARK Neoclouds ETF	[ ]
ARK Frontier AI Labs ETF	[ ]
ARK AI Agents ETF	[ ]
ARK Orbital Data Centers ETF	[ ]
ARK Robotaxis ETF	[ ]
ARK Humanoid Robots & Physical AI ETF	[ ]
ARK Brain Computer Interfaces & Surgical Robotics ETF	[ ]
ARK Longevity ETF	[ ]
ARK Peptides ETF	[ ]
ARK Tokenized Market Infrastructure ETF	[ ]
ARK AI Factory ETF	[ ]
ARK Functional Cures ETF	[ ]

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Administrator, Custodian and Transfer Agent

The Trust and The Bank of New York Mellon (“Administrator”), located at 240 Greenwich Street, New York, New York 10286, have entered into an administrative services agreement (“Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including providing certain operational, clerical, recordkeeping and/or bookkeeping services.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Adviser pays the Administrator for its services under the Administration Agreement.

The Bank of New York Mellon (“Custodian”), located at 240 Greenwich Street, New York, New York 10286, serves as custodian for the Funds pursuant to a custody agreement between the Trust, on behalf of the Funds, and the Custodian. As the Funds’ custodian, the Custodian holds the Funds’ assets. The Custodian also serves as the Funds’ transfer agent (“Transfer Agent”) pursuant to a transfer agency and service agreement. The Custodian may be reimbursed by the Funds for its out-of-pocket expenses. In addition, the Custodian provides various accounting services to the Funds pursuant to a fund accounting agreement.

The Distributor

Foreside Fund Services, LLC is the principal underwriter and distributor of Shares. Its principal address is 190 Middle Street, Suite 301, Portland, Maine 04101. The Distributor has entered into an agreement with the Trust which will continue from its effective date, subject to annual renewal, unless terminated by either party upon 60 days’ prior written notice to the other party by the Trust and the Adviser, or by the Distributor, or until termination of the Trust or a Fund offering its Shares (“Distribution Agreement”), pursuant to which it distributes Shares. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Units - Procedures for Creation of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Distributor may also enter into sales and investor services agreements with broker-dealers or other persons that are Participating Parties and DTC Participants (as defined below) to provide distribution assistance, including broker-dealer and shareholder support and educational and promotional services but must pay such broker-dealers or other persons, out of its own assets.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty: (i) by vote of a majority of the Independent Trustees or (ii) with respect to each Fund by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days’ written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Distribution and Service Plan

The Board has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders.

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No Rule 12b-1 fees are currently paid by any Fund, and there are no current plans to impose these fees. In addition, no such fees may be paid in the future without further approval by the Board. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund.

Other Accounts Managed by the Portfolio Managers

The following table provides the number of other accounts (excluding the Funds) and the total assets managed of such accounts (rounded to the nearest dollar) by the Funds’ portfolio managers within each category of accounts, as of [ ].

		Other Accounts Managed		Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts
Nicholas Grous	Registered investment companies	[ ]	[ ]	[ ]	[ ]
	Other pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other accounts	[ ]	[ ]	[ ]	[ ]
Frank Downing	Registered investment companies	[ ]	[ ]	[ ]	[ ]
	Other pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other accounts	[ ]	[ ]	[ ]	[ ]
Tasha Keeney	Registered investment companies	[ ]	[ ]	[ ]	[ ]
	Other pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other accounts	[ ]	[ ]	[ ]	[ ]
Ovid Amadi	Registered investment companies	[ ]	[ ]	[ ]	[ ]
	Other pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other accounts	[ ]	[ ]	[ ]	[ ]
Lorenzo Valente	Registered investment companies	[ ]	[ ]	[ ]	[ ]
	Other pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other accounts	[ ]	[ ]	[ ]	[ ]
Daniel White	Registered investment companies	[ ]	[ ]	[ ]	[ ]
	Other pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other accounts	[ ]	[ ]	[ ]	[ ]
William Scherer	Registered investment companies	[ ]	[ ]	[ ]	[ ]
	Other pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other accounts	[ ]	[ ]	[ ]	[ ]

*	Information as of [ ], 2026.

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Conflicts of Interest

The Adviser has a fiduciary duty to act in the best interest of its clients, to treat all clients equitably, and to disclose all material facts, including potential conflicts of interest. Potential conflicts of interest may arise from time to time between a portfolio manager’s management of the investments of the Funds, on the one hand, and the management of other accounts, on the other (“side-by-side management”). Since the Adviser manages other accounts other than the Funds, its duty of loyalty to one client may conflict with its duty of loyalty to another client, particularly with respect to allocating trades. Other accounts managed by the portfolio managers might have similar investment objectives or strategies as the Funds or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies as the Funds. Based on this relationship, the potential conflicts of interest that may arise from the Adviser’s side-by-side management of the Funds and other accounts include: limitation of trading based on the Adviser’s knowledge of Fund and/or other account trading; inability to take advantage of certain investment opportunities; possibility of contrary positions amongst the Funds and other accounts; issues related to aggregation and allocation of trades; and potential exposure to soft dollars.

To address and mitigate the potential conflicts of interest referenced above, the Adviser has adopted and implemented written policies and procedures to provide for fair and equitable treatment of all its clients. These policies and procedures include: aggregation and allocation of trades; insider trading; side-by-side management; soft dollars; and portfolio management/trading. Also, the Adviser has adopted and implemented a Code of Ethics that prohibits Adviser employees and “access persons” (as defined by the Investment Advisers Act of 1940, as amended) from engaging in prohibited personal securities transactions and fraudulent behavior such as insider-trading. According to its policies and procedures, the Adviser, among other things, must:

1.	Treat each client fairly as to the securities purchased or sold for its account;

2.	Treat each client fairly with respect to priority of execution of orders;

3.	Treat each client fairly in the aggregation and allocation of investment opportunities;

4.	Review and affirm that all client trading is in compliance with each client’s investment objective;

5.	Fully disclose the nature and extent of the conflict prior to the transaction, including any direct or indirect compensation the Adviser receives in connection with the transaction;

6.	Have a reasonable belief that the investment is in the client’s best interest; and

7.	Ensure compliance with any relevant procedures set forth in the Adviser’s Code of Ethics.

Finally, the Adviser has a designated chief compliance officer (“CCO”) who is responsible for administering the Adviser’s policies and procedures, which includes regular reviews of and reports on the adequacy of the Adviser’s compliance program to senior management and the Funds’ Board of Trustees.

The Adviser maintains policies and procedures pursuant to which it may (but is not required to) combine or aggregate purchase or sale orders for the same security or other instrument for multiple other accounts managed by the Adviser and/or its affiliates, including accounts in which the Adviser or personnel of the Adviser have an interest (the “Accounts”) so that the orders can be executed at the same time and block trade treatment of any such orders can be elected when available. When a bunched order or block trade is completely filled, or if the order is only partially filled, at the end of the day, the Adviser generally will allocate the securities or other instruments purchased or the proceeds of any sale pro rata among the participating Accounts and the Funds, based on relative sizes. Although it may do so in certain circumstances, the Adviser does not always bunch or aggregate orders for the Funds and other Accounts or elect block trade treatment, if portfolio management decisions relating to the orders are made by different portfolio management teams or if different portfolio management processes are used for different account types, if bunching, aggregating or electing block trade treatment is not appropriate or practicable from the Adviser’s operational or other perspective, or if doing so would not be appropriate in light of applicable regulatory considerations, which may differ among the Funds and the Accounts. The Adviser may be able to negotiate a better price and lower commission rate on aggregated orders than on orders for the Funds that are not aggregated. The Adviser is under no obligation or other duty to aggregate for particular orders. Where orders for the Funds are not aggregated with other orders for the Funds or other Accounts, the Funds will not benefit from a better price and lower commission rate or lower transaction cost that might have been available had the orders been aggregated. Aggregation of orders may disproportionately benefit some Accounts relative to the Funds due to the relative amount of market savings obtained by the Accounts.

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In addition to the above, the Adviser maintains policies and procedures to ensure that the aggregation of transactions in certain private placement securities (“Non-Negotiated Private Placement Securities”) is done in a manner that is fair and equitable to, and in the best interests of, each of the Funds and the Adviser’s other clients. Non-Negotiated Private Placement Securities include securities, warrants, conversion privileges, and other rights: (a) which are exempt from registration under the Securities Act of 1933 (“Securities Act”), or are purchased in transactions exempt from such registration requirements; and (b) the terms of which (other than price) have not been directly or indirectly negotiated by the Adviser. The Adviser has an Investment Committee, comprised of officers of the Adviser (the “Investment Committee’), that is responsible for ensuring fair and equitable participation in aggregated Non-Negotiated Private Placement Securities purchase and sale orders. Prior to making any investment in a Non-Negotiated Private Placement, the Investment Committee will determine the amount of such opportunity that is in the best interest of each of the Funds and the Adviser’s other clients, which will be memorialized in an allocation statement. If there is a sufficient amount of Non-Negotiated Private Placement Securities, in the case of a purchase, or proceeds, in the case of a sale, to satisfy all participants, the securities or proceeds will be allocated among the participants in accordance with the allocation statement. If there is an insufficient amount of Non-Negotiated Private Placement Securities or sale proceeds to satisfy all participants, the securities or proceeds will be allocated pro rata based on the allocation that each Account would have received if there was a sufficient amount of securities or proceeds and they were allocated according to the allocation statement. An aggregated transaction may be allocated on a basis different from that specified in the allocation statement if all participants receive fair and equitable treatment over time. No Account participating in an aggregated transaction will be favored over any other Account, because each Account taking part in a transaction will participate at the same price. Transaction costs and expenses will be shared by the participants on a pro rata basis according to the amount of their participation. The Adviser will receive no additional compensation or remuneration of any kind as a result of an aggregated transaction that is not shared pro rata with the other participants in the aggregated transaction. In certain instances, investment opportunities may be presented to the Adviser where the size of the opportunity is larger than the allocation needed for the Funds and the Adviser’s other clients. In such instances, the Adviser may create a Private Fund, or a new series of an existing Private Fund, to offer additional investors the opportunity to participate in the opportunity. The amount of the investment opportunity allocated to such Private Fund will be the amount of “excess” opportunity that the Adviser has not allocated to other clients, and the Private Fund will not participate in a pro rata allocation. As the Adviser and its affiliates will receive compensation in connection with the structuring, sale, and management of such Private Funds, this creates conflicts of interest, as the Adviser will have an incentive to allocate investment opportunities to new Private Funds rather than to existing clients. In certain cases, in connection with the Adviser’s special purpose vehicle fundraising, Private Fund clients may be formed in connection with specific investment opportunities, and such Private Fund clients will have priority over other clients to receive such investment opportunities. The Adviser mitigates these conflicts of interest through the use of the allocation process described above, which is intended to reasonably ensure that investment opportunities are allocated on a fair and equitable basis over time.

Portfolio Manager Compensation

The Adviser believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals.

[Ovid Amadi, Director of Research and small shareholder of the Adviser, receives a salary and may receive earnings from his equity in ARK. Mr. Amadi may also receive a discretionary bonus based on the quality of the advisory services and the overall financial performance of ARK. As an ARK employee, equity holder of the Adviser and portfolio manager of ARK Longevity ETF, ARK Peptides ETF and ARK Functional Cures ETF, Mr. Amadi may benefit economically from any profits generated by the Adviser.]

[Nicholas Grous, Director of Research [and small shareholder of the Adviser], receives a salary [and may receive earnings from his equity in ARK]. Mr. Grous may also receive a discretionary bonus based on the quality of the advisory services and the overall financial performance of ARK. As an ARK employee[, equity holder of the Adviser] and portfolio manager of ARK Neobanks ETF, Mr. Grous may benefit economically from any profits generated by the Adviser.]

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[Frank Downing, Director of Research [and small shareholder of the Adviser], receives a salary [and may receive earnings from his equity in ARK]. Mr. Downing may also receive a discretionary bonus based on the quality of the advisory services and the overall financial performance of ARK. As an ARK employee[, equity holder of the Adviser] and portfolio manager of ARK Neoclouds ETF, ARK Frontier AI Labs ETF, ARK AI Agents ETF, ARK Orbital Data Centers ETF, ARK AI Factory ETF and ARK Agentic Cyber Defense ETF, Mr. Downing may benefit economically from any profits generated by the Adviser.]

[Tasha Keeney, Director of Research [and small shareholder of the Adviser], receives a salary [and may receive earnings from her equity in ARK]. Ms. Keeney may also receive a discretionary bonus based on the quality of the advisory services and the overall financial performance of ARK. As an ARK employee[, equity holder of the Adviser] and portfolio manager of ARK Robotaxis ETF, ARK Brain Computer Interfaces & Surgical Robotics ETF and ARK Humanoid Robots & Physical AI ETF, Ms. Keeney may benefit economically from any profits generated by the Adviser.]

[Lorenzo Valente, Director of Research [and small shareholder of the Adviser], receives a salary [and may receive earnings from his equity in ARK]. Mr. Valente may also receive a discretionary bonus based on the quality of the advisory services and the overall financial performance of ARK. As an ARK employee[, equity holder of the Adviser] and portfolio manager of ARK Tokenized Market Infrastructure ETF, Mr. Valente may benefit economically from any profits generated by the Adviser.]

[Daniel White, Director of Research [and small shareholder of the Adviser], receives a salary [and may receive earnings from his equity in ARK]. Mr. White may also receive a discretionary bonus based on the quality of the advisory services and the overall financial performance of ARK. As an ARK employee[, equity holder of the Adviser] and portfolio manager of each Fund, Mr. White may benefit economically from any profits generated by the Adviser.]

[William Scherer, Director of Research [and small shareholder of the Adviser], receives a salary [and may receive earnings from his equity in ARK]. Mr. Scherer may also receive a discretionary bonus based on the quality of the advisory services and the overall financial performance of ARK. As an ARK employee[, equity holder of the Adviser] and portfolio manager of each Fund, Mr. Scherer may benefit economically from any profits generated by the Adviser.]

Portfolio Manager Share Ownership

As of the date of this SAI, the Funds had not yet commenced operations and, therefore, the Funds’ portfolio managers did not beneficially own any Shares of the Funds.

PORTFOLIO HOLDINGS DISCLOSURE

Each Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual Cash Amounts is publicly disseminated daily prior to the opening of the Exchanges via the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC. The basket represents one Creation Unit of a Fund.

The Adviser, Administrator, Custodian, Distributor and other service providers to the Funds or the Adviser may receive non-public portfolio holdings information in the course of performing services to the Funds or the Adviser but are subject to legal obligations to not disseminate or trade on non-public information concerning the Trust.

QUARTERLY PORTFOLIO SCHEDULE

The Trust is required to disclose, after each fiscal quarter, the complete monthly schedule of each Fund’s portfolio holdings with the SEC on Form N-PORT. Form N-PORT for each Fund will be available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-PORT will be available through the Fund’s website, at http://ark-funds.com or by writing to 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701. Information on Form N-PORT for each Fund will be available on or about the sixtieth day after the close of each quarter of the Fund’s fiscal year.

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CODE OF ETHICS

The Trust and the Adviser have each adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act, designed to monitor personal securities transactions by their personnel. The code prohibits employees and access persons of the Adviser from buying a security that is held by a Fund or in the portfolio of any other advisory client of the Adviser. The code further prohibits employees and access persons within the Adviser’s investment team from buying any securities, unless the securities qualify as “exempt securities” under the code. Exempt securities generally include, among others, money market instruments, short-term debt instruments, direct obligations of the government of the United States, shares of ETFs, and shares of mutual funds. The code permits employees and access persons of the Adviser, who are not part of the Adviser’s investment team, to purchase or sell securities that are not exempt securities provided that those securities are not held by a Fund or in the portfolio of any other advisory client of the Adviser and such purchases and sales are approved in advance by the Adviser’s CCO. Independent Trustees are not required to obtain prior approval of their personal securities transactions.

PROXY VOTING POLICIES AND PROCEDURES

Proxies for each Fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund is available on the SEC’s website at www.sec.gov and on the Trust’s website at www.ark-funds.com. In addition, the proxy voting record of each Fund is available, without charge, upon request by writing to the Adviser at 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701 or by calling (727) 810-8160 collect. As of the date of this SAI, the Funds had not yet commenced operations and, therefore, had not voted any proxies or been required to file a Form N-PX.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser’s general policy is to use its best efforts to seek to obtain best execution of all portfolio transactions, taking into account various factors such as security price, commission rate, size and difficulty of the order and timing of the transaction, and the experience, reliability, creditworthiness, financial condition and capabilities of the broker-dealer, among others. In seeking best execution, the Adviser need not select the broker with the lowest available commission rate where it believes that a broker or dealer charging a higher commission rate would offer better overall execution, including for example greater reliability or better price or execution. Each Fund will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The Adviser owes a duty to its clients to seek best execution on trades effected.

As permitted by Section 28(e) of the Exchange Act, the Adviser can cause a client, including a Fund, to pay a broker-dealer that provides “brokerage and research services” (as defined in the Exchange Act) a disclosed commission for effecting a securities transaction for the client in excess of the commission which another broker-dealer would have charged for effecting that transaction without the brokerage and research services, if the Adviser determines in good faith that the commission is reasonable given the brokerage and research services provided by the broker-dealer. These arrangements are known as “soft dollar” arrangements and are common in the financial services industry. These services benefit the Adviser because the Adviser does not need to produce or pay for such research services, and as a result, the receipt of research in exchange for soft dollars creates a conflict of interest. The Adviser is incentivized to select or recommend a broker-dealer based on the Adviser’s interest in receiving research services, among the other factors that the Adviser considers, and this can conflict with a Fund’s interest to receive best execution. Research or brokerage services the Adviser receives for conducting Fund transactions can benefit other accounts and it is possible that a particular account, including a Fund, will not benefit from services obtained related to transactions conducted through that account. Additionally, certain clients, including a Fund, could bear more of the cost of soft dollar arrangements than other clients. The Adviser will not agree to direct a specific amount of brokerage transactions or commissions to any broker-dealer in return for soft dollar or other benefits.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. The Adviser determines whether the purchase or sale of a particular security is appropriate for more than one account and whether it can aggregate client orders into one order (“Aggregate Orders”) for execution purposes. Aggregate Orders can avoid the adverse effect on a security’s price when simultaneous separate and competing orders are placed and can reduce trading and brokerage costs. When the use of Aggregate Orders is not permitted or is otherwise impractical, clients, including a Fund, might not receive as favorable executions as they might otherwise receive from Aggregate Orders, and might pay more for such trades.

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When allocating Aggregate Orders (purchases and sales) to individual accounts, it is the Adviser’s policy to treat all clients fairly and achieve an equitable distribution of Aggregate Orders over time, considering, among other things, the investment objectives, restrictions and other circumstances specific to each client. Aggregate Orders are typically assigned an initial preallocation to each participating client that takes into consideration various factors. Aggregate Orders are typically allocated pro rata based on the initial preallocation. In the event of a partial fill of an Aggregate Order, accounts will receive an approximate pro rata allocation based on the initial preallocation if there are enough shares executed for each account. However, the Adviser can deviate from a pro rata allocation of Aggregate Orders in certain circumstances if all client accounts receive fair and equitable treatment over time.

A Fund and the Adviser’s other clients may be eligible to purchase securities in initial public offerings (“IPOs”) or “new issues” (“New Issues”). The Adviser generally will allocate securities purchased through an IPO or New Issues on a pro rata basis for each eligible account in the relevant investment strategy. In situations where the securities allotment is insufficient to provide meaningful position sizes, the Adviser can allocate the securities on a rotating basis at the Adviser’s discretion. The Adviser’s allocations will ensure that over time, all eligible accounts will have an equitable opportunity to participate in IPOs and New Issues. Because the market for IPOs is uneven, however, the ability, or inability to participate in IPO allocations can have a potentially significant effect on a Fund’s performance, and the shares themselves are often subject to greater volatility.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses and taxable distributions. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information - Buying and Selling Shares.”

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) indirectly own DTC through their ownership of the Depository Trust & Clearing Corporation (“DTCC”). DTC is a wholly-owned subsidiary of DTCC, which is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CREATION AND REDEMPTION OF CREATION UNITS

General

Each Fund will issue and sell Shares only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An AP that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A “Business Day” with respect to each Fund is any day on which the Exchange is open for business. As of the date of the Prospectus, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is important to keep in mind that securities held by a Fund may trade in foreign securities markets when the Fund is closed.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

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Creation Deposit

The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities or commodities (“Deposit Instruments”) and an amount of cash computed as described below (“Cash Amount”) or, as permitted or required by a Fund, of cash. The Cash Amount together with the Deposit Instruments, as applicable, are referred to as the “Creation Deposit,” which represents the minimum initial and subsequent investment amount for Creation Units. The Cash Amount represents the difference between the NAV of a Creation Unit and the market value of Deposit Instruments.

The Administrator, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchanges (currently 9:30 a.m. Eastern time), a list of the names and the required number of each Deposit Instrument that a Fund would accept as Creation Deposit that day. Such Creation Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of each Fund until such time as the next-announced Creation Deposit composition is made available.

The identity and number of shares of the Deposit Instruments required for the Creation Deposit for a Fund change pursuant to the changes in the composition of the Fund’s portfolio. A Fund may determine, upon receiving a purchase order from an AP, to have the purchase be made entirely or in part in cash.

This includes, but is not limited to, a determination to permit the substitution of an amount of cash to replace any Deposit Security that is not available in sufficient quantity for delivery, not eligible for transfer through the systems of DTC, the Federal Reserve System or the clearing process through the Continuous Net Settlement System of the NSCC, not permitted to be re-registered in the name of the trust as a result of an in-kind purchase order pursuant to local law or market convention, restricted under the securities laws or which may not be eligible for trading by an AP or the investor for which it is acting. In such cases where the Trust makes Market Purchases because a Deposit Instrument may not be permitted to be re-registered in the name of the Trust as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons, the AP will reimburse the Trust for, among other things, any difference between the market value at which the securities were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with the Trust’s acquisition of Deposit Instruments will be at the expense of the applicable Fund and will affect the value of all Shares of the Fund, but the Adviser may adjust the transaction fee to the extent the composition of the Deposit Instruments changes or cash in lieu is added to the Cash Amount to protect ongoing shareholders.

The identity and number of shares of the Deposit Instruments required for the Creation Deposit for a Fund changes pursuant to the changes in the composition of the Fund’s portfolio. The Trust reserves the right to accept a basket of securities or cash that differs from Deposit Instruments or to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Amount to replace any Deposit Instrument which may, among other reasons, not be available in sufficient quantity for delivery, not be permitted to be re-registered in the name of the Trust as a result of an in-kind creation order pursuant to local law or market convention or which may not be eligible for transfer through the Clearing Process (described below), or which may not be eligible for trading by a “Participating Party” (i.e., a broker-dealer or other participant in the Clearing Process through the Continuous Net Settlement System of the NSCC), or to comply with regulatory requirements. In light of the foregoing, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase the Deposit Instruments represented by the cash in lieu amount in the secondary market (“Market Purchases”). In such cases where the Trust makes Market Purchases because a Deposit Instrument may not be permitted to be re-registered in the name of the Trust as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons, the AP will reimburse the Trust for, among other things, any difference between the market value at which the securities were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with the Trust’s acquisition of Deposit Instruments will be at the expense of the applicable Fund and will affect the value of all Shares of the Fund, but the Adviser may adjust the transaction fee to the extent the composition of the Deposit Instruments changes or cash in lieu is added to the Cash Amount to protect ongoing shareholders.

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Procedures for Creation of Creation Units

To be eligible to place orders with the Distributor to create Creation Units of a Fund, an entity or person must be an AP, which has a written agreement with a Fund or one of its service providers that allows the AP to place orders for the purchase and redemption of Creation Units. All Creation Units of each Fund, however created, will be entered on the records of the Depository in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units, whether through the Clearing Process or outside the Clearing Process, must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m. Eastern time) on the date such order is placed in order for creation of Creation Units to be effected based on the NAV of a Fund as determined on such date. A “custom order” may be placed by an AP no later than 4 p.m. The Business Day on which a creation order (or order to redeem as discussed below) is placed is herein referred to as the “Transmittal Date.” Orders must be transmitted by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the agreement with the Distributor and the Transfer Agent with respect to creations and redemptions of Creation Units (“Participant Agreement”), as described below (see “Placement of Creation Orders Using Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor, a Participating Party or a DTC Participant.

Creation Units may be created in advance of the receipt by the Trust of all or a portion of the Creation Deposit. In such cases, the Participating Party will remain liable for the full deposit of the missing portion(s) of the Creation Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked to market value of such missing portion(s) that is specified in the Participant Agreement. The Trust may use such collateral to buy the missing portion(s) of the Creation Deposit at any time and will subject such Participating Party to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral.

Orders to create Creation Units of a Fund shall be placed with an AP in the form required by such AP. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of a Fund may have to be placed by the investor’s broker through an AP. At any given time there may be only a limited number of APs. Those placing orders to create Creation Units of a Fund through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the AP earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Instruments and Cash Amount.

Placement of Creation Orders Using Clearing Process

Creation Deposits created through the Clearing Process, if available, must be delivered through an AP.

The Participant Agreement authorizes the Distributor to transmit to NSCC on behalf of the AP such trade instructions as are necessary to effect the AP’s creation order. Pursuant to such trade instructions from the Distributor to NSCC, the AP agrees to transfer the requisite Deposit Instruments (or contracts to purchase such Deposit Instruments that are expected to be delivered in a “regular way” manner by the second Business Day) and the Cash Amount to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units of a Fund through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

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Placement of Creation Orders Outside Clearing Process - Domestic Securities

An AP who wishes to place an order creating Creation Units of a Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Creation Deposit transfer must be ordered by the AP in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments through DTC to the account of the Trust by no later than 11:00 a.m. Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Instruments to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Amount must be transferred directly to the Distributor through the Federal Reserve wire system in a timely manner so as to be received by the Distributor no later than 2:00 p.m. Eastern time, on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of a Fund outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Distributor does not receive both the requisite Deposit Instruments and the Cash Amount in a timely fashion on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Creation Deposit as newly constituted to reflect the current NAV of a Fund. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in circumstances in which any cash can be used in lieu of Deposit Instruments to create Creation Units. (See “Creation Transaction Fee” section below.)

Placement of Creation Orders Outside Clearing Process - Foreign Securities

The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a Creation Order. The Custodian will then provide such information to the appropriate subcustodian. The Custodian will cause the subcustodian of the Fund to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, or “cash in lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Amount next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below.

Once the Transfer Agent has accepted a creation order, the Transfer Agent will confirm the issuance of a Creation Unit of the Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.

Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Amount have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Distributor and the Adviser will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.

Acceptance of Creation Orders

The Trust reserves the right to reject a creation order transmitted to it by the Distributor if, for any reason, (a) the order is not in proper form; (b) the AP, upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of a Fund; (c) the Deposit Instruments delivered are not as specified by the Administrator, as described above; (d) the acceptance of the Creation Deposit would, in the opinion of counsel, be unlawful; (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders; or (f) among other reasons. Examples of such circumstances include, without limitation, acts of God or public service or utility problems such as earthquakes, fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, the NSCC or any other participant in the creation process, and similar extraordinary events. The Trust shall notify a prospective creator of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification to APs of any defects or irregularities in the delivery of Creation Deposits nor shall either of them incur any liability for the failure to give any such notification.

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All questions as to the number of shares of each security in the Deposit Instruments and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

A fixed creation transaction fee of $[500] for each Fund payable to the Custodian is imposed on each creation transaction regardless of the number of Creation Units purchased in the transaction. In addition, a variable charge for cash creations or for creations outside the Clearing Process may be imposed. In the case of cash creations, the creator may be assessed an additional variable charge to compensate a Fund for the costs associated with purchasing the applicable securities. (See “Creation Deposit” section above.) As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, but may not do so in certain instances for regulatory or other reasons, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons. In such cases where the Trust makes Market Purchases, the AP will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Amount to protect ongoing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust. To the extent that transaction fees are not recouped, those costs will be borne by a Fund’s shareholders and negatively affect the Fund’s performance. A Fund may determine not to impose a transaction fee in its sole discretion.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor, only on a Business Day and only through an AP. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial Owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The Administrator, through NSCC, makes available immediately prior to the opening of business on the Exchanges (currently 9:30 a.m. Eastern time) on each day that the Exchanges are open for business, the in-kind securities and instruments (“Redemption Instruments”) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. The redemption proceeds for a Creation Unit generally consist of Redemption Instruments as announced by the Administrator on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Instruments, less the redemption transaction fee and variable fees described below. Should the Redemption Instruments have a value greater than the NAV of the Shares being redeemed, a compensating cash payment to the Trust equal to the differential plus the applicable redemption transaction fee will be required to be arranged for by or on behalf of the redeeming shareholder. Each Fund reserves the right to honor a redemption request by delivering a basket of securities or cash that differs from the Redemption Instruments.

Redemption Transaction Fee

The basic redemption transaction fee of $[500] for each Fund is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. An additional charge will be charged with respect to cash redemptions or redemptions outside of the Clearing Process. An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate the Fund for the costs associated with selling the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the AP will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). The Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Amount to protect ongoing shareholders. In no event will fees charged by a Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. To the extent a Fund cannot recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the Fund’s remaining shareholders and negatively affect the Fund’s performance. The Fund may determine not to impose a transaction fee in its sole discretion.

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Placement of Redemption Orders Using Clearing Process

Orders to redeem Creation Units of a Fund through the Clearing Process, if available, must be delivered through an AP. An order to redeem Creation Units of a Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m. Eastern time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Units of a Fund using the Clearing Process made in proper form but received by the Fund after 4:00 p.m. Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Redemption Instruments (or contracts to purchase such Redemption Instruments which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the second Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process - Domestic Securities

Orders to redeem Creation Units of a Fund outside the Clearing Process must be delivered through an AP. An AP who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units of the Fund will instead be effected through transfer of Creation Units of the Fund directly through DTC. An order to redeem Creation Units of a Fund outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m. Eastern time on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of Shares of Creation Units specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. Eastern time, on such Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Redemption Instruments (or contracts to purchase such Redemption Instruments) which are expected to be delivered within two Business Days and the cash redemption payment to the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator. An additional variable redemption transaction fee of up to four times the basic transaction fee is applicable to redemptions outside the Clearing Process.

Deliveries of redemption proceeds generally will be made within two Business Days. The right of redemption may be suspended or the date of payment postponed (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as may be permitted by the SEC.

Placement of Redemption Orders Outside Clearing Process - Foreign Securities

Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

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In connection with taking delivery of Shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within two Business Days. Due to the schedule of holidays in certain countries or for other reasons, however, the delivery of redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Funds from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of trade date plus one Business Day (“T plus one”). A Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus one to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances. It is not expected, however, that a Fund will take more than 15 calendar days from the date of the tender to deliver the redemption proceeds.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information - Pricing of Fund Shares.”

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The NAV per Share for a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the Management Fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the Exchange. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The values of each Fund’s portfolio securities that have readily available market quotations will be based on market prices. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Price information on listed securities will be taken from the exchange where the security is primarily traded. With respect to portfolio securities that do not have readily available market quotations, or where such market quotations are not reliable, and with respect to portfolio instruments that are not securities, the Board has designated the Adviser as valuation designee (“Valuation Designee”) pursuant to Rule 2a-5(b) to perform the fair value determination relating to all such Fund investments. In its role as Valuation Designee, the Adviser is responsible for, among other things, carrying out the functions and Board reporting obligations set forth in Rule 2a-5.

As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. If the Valuation Designee determines that fair valuation would be appropriate and would result in a measurement that is equally or more representative of fair value or is required, the Valuation Designee may value the security or asset based on its consideration of one or more of a prescribed set of factors, to the extent relevant and available under the circumstance. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security may be materially different than the value that could be realized upon the sale of the security.

In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the Exchange Close. A significant event is an event that will, with a reasonably high probability, materially affect the value of a security since the closing price of the security was established on an exchange or market, but before the Fund’s NAV calculation. Significant events may relate to a single issuer, multiple issuers or to an entire market sector. Significant events generally would be those that are readily ascertainable in the ordinary course of business.

The Valuation Designee may also utilize one or more Pricing Services to assist in determining a fair value for a security or asset, and may obtain the assistance of others, including, without limitation, the Funds’ accounting agent and an outside independent pricing service in fulfilling its responsibilities. Prices obtained by an outside independent pricing service will use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics. For assets such as exchange-traded options, the Funds will determine market values based upon quotations from exchanges and/or market makers.

Non-exchange-traded derivatives, including certain options, are valued pursuant to a pricing model as if there are no broker prices available.

Futures will be valued at the settlement price quoted by market makers (or exchanges or boards of trade if such contracts are listed thereon) to determine appreciation or depreciation.

Fixed-income securities having a remaining maturity of 60 days or less may be priced at amortized cost when the Valuation Designee can reasonably conclude that the amortized cost value of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Such fixed-income securities are valued by another method when the Valuation Designee believes the amortized cost method is not appropriate.

For private companies, the Valuation Designee will determine the fair value of such companies using the aforementioned methods and also observable data such as cost basis, primary financing rounds, tender offers, secondary market activity, comparables of public and private companies, and relevant market news. While primary financing rounds, tender offers, and cost basis are expected to be the main drivers of fair value, all factors will be considered.

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DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information - Dividends and Distributions.”

General Policies

[Dividends from net investment income, if any, are generally declared and paid at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid at least annually, but the Trust may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act.] In addition, the Trust may distribute at least annually amounts representing the full dividend yield, if any, on the underlying portfolio securities of a Fund, net of expenses of the Fund, as if the Fund owned such underlying portfolio securities for the entire dividend period. If the Fund so elects, some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust may make additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. The Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains (net of applicable withholding tax) will be automatically reinvested in additional whole Shares of a Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

TAXES

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information - U.S. Federal Income Tax Consequences.” The following summary of certain relevant tax provisions is subject to change, and does not constitute legal or tax advice.

Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status as described below are determined at the Fund level rather than the Trust level.

Each Fund intends to elect to be treated, and qualify annually thereafter, as a RIC under Subchapter M of the Code. As a RIC, each Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. In order to qualify for treatment as a RIC, a Fund must:

•	distribute an amount at least equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•	derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (the “Income Test”).

•	satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more qualified publicly traded partnerships.

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Subject to savings provisions for certain failures to satisfy the Income Test or asset diversification requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a RIC in any given tax year. Even if such savings provisions apply, a Fund may be subject to a significant monetary sanction in connection with relying on such savings provisions. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a RIC would thus have a negative impact on the Fund’s income and performance.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year and 100% of any undistributed amounts from the prior years. Each Fund generally intends to declare and distribute dividends and distributions in the amounts and at the times necessary to generally avoid the application of this 4% excise tax.

In general, for purposes of the Income Test, income derived from an equity investment in a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income. A “qualified publicly traded partnership” is one in which the interests are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and that derives less than 90% of its income from the qualifying income described above. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Section 7704(c)(2) of the Code.

The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Any net capital losses realized by the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. In the event that a Fund were to experience an ownership change as defined under the Code, the capital loss carryforwards and other favorable tax attributes of such Fund, if any, may be subject to limitation.

As a result of U.S. federal income tax requirements, the Trust on behalf of each Fund, has the right to reject an order for a creation of Shares if the creator (or group of creators) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the Deposit Instruments different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See “Creation and Redemption of Creation Units - Procedures for Creation of Creation Units.”

Dividends, interest and gains received by a Fund from a non-U.S. investment may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund’s total assets at the end of its taxable year consist of foreign stock or securities, the Fund may elect to “pass through” to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional amount, even though not actually received, the investor’s pro rata share of the Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax), subject to certain holding period and other limitations, the investor’s pro rata share of the Fund’s foreign income taxes.

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If a Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by such Fund to its shareholders. Additional charges in the nature of interest may be imposed on such Fund in respect of deferred taxes arising from such distributions or gains. A Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, such Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, even if not distributed to such Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, such Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. The Funds intend to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the Income Test even if not distributed to such Fund, if such Fund derives such income from its business of investing in stock, securities or currencies.

Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by each Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). Distributions reinvested in additional Fund Shares through the means of a dividend reinvestment service (see “Dividend Reinvestment Service”) will be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash. You will receive information annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits.

Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

If a Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gain in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by the amount of any such undistributed net capital gain included in the shareholder’s gross income and decreased by the U.S. federal income tax paid by the Fund on that amount of net capital gain.

“Qualified dividend income” received by an individual is taxed at the rates applicable to net capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a PFIC. In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s Shares.

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In general, dividends of net investment income received by corporate shareholders of a Fund may qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for 45 days or less (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships.

Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes.

In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held. A redemption of a shareholder’s Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses, and those held for more than one year will generally result in long-term capital gains or losses. The maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15% or 20%, depending on whether the shareholder’s income exceeds certain threshold amounts.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from each Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Special tax rules may change the normal treatment of gains and losses recognized by a Fund if the Fund makes certain investments such as investments in structured notes, swaps, options, futures transactions, and non-U.S. corporations classified as “passive foreign investment companies.” Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term, result in ordinary income or loss rather than capital gain or loss, accelerate when a Fund has to take these items into account for tax purposes and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax. Certain of a Fund’s investments in derivative instruments may produce a difference between its book income and its taxable income. If such a difference arises, and a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment. In the alternative, if a Fund’s book income exceeds its taxable income (including realized capital gains), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

The tax treatment of a payment made or received on a swap to which the Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

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In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received. Option premiums paid by a Fund would be nondeductible capital expenditures. If a put option purchased by a Fund were to be exercised, the Fund could realize a gain or loss. If a call option purchased by a Fund were to be exercised, the Fund’s basis in the optioned instrument would be adjusted by the premium. If an option purchased by the Fund were to lapse, the premium would be treated as a capital loss.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

Certain distributions reported by a Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

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Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.

The requirement of a Fund to satisfy the Income Test will limit the ability of the Fund to invest in items that could result in non-qualifying income. Additionally, some of the income that a Fund might otherwise earn with respect to its investments may be non-qualifying income for purposes of such test. To manage the risk that such income might disqualify a Fund as a RIC for failure to satisfy such test, one or more subsidiary entities treated as corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related asset. Such subsidiary entities may be required to pay U.S. federal income tax on their earnings, which ultimately may reduce the yield to the Fund’s shareholders on such income.

A Fund may invest in entities properly treated as partnerships for U.S. federal income tax purposes (other than qualified publicly traded partnerships). An entity that is properly classified as a partnership (and not an association or publicly traded partnership taxable as a corporation) is generally not itself subject to federal income tax. Instead, each partner of the partnership is required to take into account its distributive share of the partnership’s net capital gain or loss, net short-term capital gain or loss, and its other items of ordinary income or loss for each taxable year of the partnership ending with or within the partner’s taxable year. Each such item will have the same character to a partner, and will generally have the same source (either United States or foreign), as though the partner realized the item directly. Partners of a partnership must report these items regardless of the extent to which, or whether, the partners receive cash distributions with respect to such items. Accordingly, each Fund may be required to recognize items of taxable income and gain prior to the time that any corresponding cash distributions are made to the Fund. In such case, the Fund may have to dispose of assets that it would otherwise have continued to hold in order to generate cash for distributions to shareholders. In addition, the Fund may have to dispose of an investment in a partnership, or devise other methods of cure (such as holding the investment through a taxable subsidiary), to the extent the partnership earns income of a type that is not qualifying income for purposes of the Income Test or holds assets that could cause the Fund not to satisfy the RIC asset diversification tests.

A Fund may make investments in which it recognizes income or gain prior to receiving cash with respect to such investment. For example, under certain tax rules, a Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that a Fund makes such investments, it generally would be required to pay out such income or gain as a distribution in each year to avoid taxation at the Fund level.

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

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Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind. Gain or loss on the sale or redemption of Fund Shares is measured by the difference between the amount of cash received (or the fair market value of any property received) and the adjusted tax basis of the Shares.

Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their Fund Shares. A shareholder’s cost basis information will be provided on the redemption of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.

A loss realized on a sale of Shares of a Fund may be disallowed if other Fund Shares or substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale of Shares held for six (6) months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Shares or Creation Units (“backup withholding”). The backup withholding rate for individuals is currently 24%. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a credit against shareholders’ U.S. federal income tax liabilities, and may entitle them to a refund, provided that the required information is timely furnished to the IRS.

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, or foreign corporations) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, unless the tax is reduced or eliminated pursuant to a tax treaty or the distributions are effectively connected with a U.S. trade or business of the shareholder. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

In general, capital gain dividends, including amounts retained by a Fund which are designated as undistributed capital gain, reported by the Fund as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests, are not subject to U.S. withholding tax unless the distributions are effectively connected with your U.S. trade or business or you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Dividends reported by the Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another RIC. Similarly, short-term capital gain dividends reported by the Fund as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests, are not subject to U.S. federal income or withholding tax unless the gain is effectively connected with your trade or business in the U.S. or you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

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Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

Non-U.S. shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Any capital gain realized by a non-U.S. shareholder upon a sale of Shares will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with your trade or business in the U.S., or you are a nonresident alien individual present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends paid by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Non-U.S. shareholders are advised to consult their tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the possible applicability of the U.S. estate tax.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Reportable Transactions

Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more in any one taxable year (or $4 million or more over a period of six taxable years) for an individual shareholder or $10 million or more in any taxable year (or $20 million or more over a period of six taxable years) for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct owners of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC that engaged in a reportable transaction are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. In addition, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

CAPITAL STOCK AND SHAREHOLDER REPORTS

The Trust currently is comprised of 26 investment funds. The Trust issues Shares of beneficial interest with no par value. The Board may designate additional funds of the Trust.

Each Share issued by the Trust has a pro rata interest in the assets of a Fund. Shares have no pre-emptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to each Fund, and in the net distributable assets of the Fund on liquidation. A Fund may liquidate and terminate at any time and for any reason without shareholder approval.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and each fractional Share has a proportional fractional vote. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund, the matter will be voted on only by that Fund, and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust have noncumulative voting rights for the election of Trustees. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

43

Under Delaware law, shareholders of a statutory trust may have similar limitations on liability as shareholders of a corporation.

The Trust will issue through DTC Participants its Form N-CSR containing unaudited financial statements or audited financial statements audited by an independent auditor approved by the Trust’s Trustees and by the shareholders when meetings are held and such other information as may be required by applicable laws, rules and regulations. Beneficial Owners also annually receive notification as to the tax status of the Trust’s distributions.

Shareholder inquiries may be made by writing to the Trust, c/o ARK Investment Management LLC, 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, is counsel to the Trust [and has passed upon the validity of the Funds’ Shares].

Sullivan & Worcester LLP, 1666 K Street, NW, Washington, DC 20006, is counsel to the Independent Trustees.

[    ], is the Trust’s independent registered public accounting firm and audits the Funds’ financial statements and performs other related audit services.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds had not yet commenced operations, therefore no financial statements are provided. Financial statements for the Funds will be sent to shareholders when available.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of the date of this SAI, the Funds had not yet commenced operations and, therefore, no entities beneficially owned any voting securities of the Funds.

44

APPENDIX A

ARK INVESTMENT MANAGEMENT LLC

Proxy Voting Policy

I.	Introduction

ARK Investment Management LLC (“Adviser”) has adopted this Proxy Voting Policy (“Policy”) pursuant to Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), Rule 30b1-4 under the Investment Company Act of 1940, as amended, and other fiduciary obligations. The Policy is designed to provide guidance to the Investment Team and others in discharging the Adviser’s proxy voting duty and to seek to ensure that proxies are voted in the best interests of the Adviser’s clients.

II.	Statement of Policy

The Adviser recognizes its fiduciary responsibility to vote proxies solely in the client’s best interests. The Adviser has adopted this Policy as a means reasonably designed to ensure that it votes any shares owned by clients, which have delegated discretionary proxy voting authority to the Adviser, in the best interest of the clients considering all relevant factors and without regard to the interests of the Adviser or other related parties. For purposes of the Policy, the “best interests of clients” shall mean (unless with respect to a particular client, such client has otherwise specified) the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment (held by various clients or accounts) increase over time. The Adviser will accept directions from a client to vote the client’s proxies in a manner that may result in such client’s proxies being voted differently than the Adviser might vote proxies of other clients over which the Adviser has full discretionary proxy voting authority. The Adviser believes such client directions should be treated as customized proxy voting guidelines and this Policy does not generally apply to customized proxy voting guidelines.

It is the policy of the Adviser that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, be made available to those clients that have delegated discretionary proxy voting authority to the Adviser. Specific disclosure requirements as to investment company clients, such as the ARK Venture Fund and series of ARK ETF Trust (“Trusts”), are described in section V hereof and in the Trust Compliance Manual. Exceptions to this Policy, including without limitation section V.3, may be granted with the prior written approval of the Adviser’s Chief Compliance Officer or delegate (“CCO”).

III.	Procedures

Subject to the procedures set forth below, the Adviser maintains responsibility for reviewing all proxies individually and making final decisions based on the merits of each case.

1.	Use of Third-Party Proxy Service

In connection with its responsibilities expressed herein the Adviser has retained Broadridge Investor Communication Solutions, Inc. (“Proxy Agent”) to provide proxy voting agent services. The Proxy Agent is responsible for ensuring that all proxy ballots received for securities held in client accounts are submitted in a timely manner and also provides recordkeeping and reporting services. As part of the Adviser’s arrangement with the Proxy Agent it will provide research for each proxy and a recommendation as to how to vote on each issue based on the research of a third-party research provider (Glass, Lewis & Co., LLC) (“Research Provider”) with regard to the individual facts and circumstances of the proxy issue and the Research Provider’s application of its research findings to the Research Provider’s guidelines. The Adviser will utilize the Research Provider’s guidelines to help improve its understanding of the issues surrounding a company’s proxy proposals. Absent a client directive to vote a proposal a certain way or a determination to override the Research Provider’s recommendations, as set forth below, the Adviser will instruct the Proxy Agent to cast votes in accordance with the Research Provider’s recommendations (“Recommendation”). The Adviser will ultimately follow the voting guidelines outlined in Sections 2 and 3 below.

2.	Voting Guidelines

The Adviser has approved proxy voting guidelines applicable to the subject matters of common proxy proposals (the “Approved Guidelines”) based on the Research Provider’s guidelines. As discussed in Section 3 of this Policy, depending on the subject matter of a proposal, the Adviser may vote in accordance with a Recommendation, override a Recommendation, and/or consider a proxy proposal on a case-by-case basis. The Adviser holds the right to override any Recommendation they deem fit, as long as it provides and documents valid reasoning. The decision to override remains the responsibility of each company's lead analyst, or his/her designee, as well as the Adviser's Portfolio Manager for its indexed products (collectively referred to as the "Lead").

Among other things, the Adviser may choose not to vote proxies under the following circumstances:

1.	if the effect on the clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant;

2.	if the cost of voting the proxy outweighs the possible benefit; or

3.	if a jurisdiction whose laws or regulations govern the voting of proxies with respect to the portfolio holding impose share blocking restrictions which prevent the Adviser from exercising its voting authority.

If for some other reason proxies are not voted for clients, the Adviser and/or a third-party will conduct an analysis to review whether the lack of voting would have had a material impact on the outcome of the vote. The Adviser will memorialize the basis for any decision to override a Recommendation or to abstain from voting, including the resolution of any conflicts, as further discussed below. Administrative matters beyond the Adviser’s control can, at times, prevent the Adviser from voting proxies.

3.	Subject Matter Considerations

Determinations on how to vote proxies will depend largely on the subject matter of the ballot item. When determining how to vote proxies, the Adviser will be guided by the Approved Guidelines set forth below. These general policies are intended to promote a consistent approach to proxy voting.

1.	Executive, Director, and Employee Compensation

The Adviser supports efforts by companies to adopt compensation and incentive programs to attract and retain talent. In instances where the Recommendation is against a compensation-based proposal, the Lead will review the proposal and generally override the Recommendation.

2.	Auditors

The Adviser agrees with the Research Provider’s guidelines to support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor. Therefore, the Adviser will vote in line with the Recommendation on auditor-focused proposals.

3.	Election of Directors and Committee Members

The Adviser predominately believes that company management is in the best position to choose which individuals to elect and re-elect to the company’s Board of Directors and Committees. In instances where the Recommendation is against the election or re-election of a director, the Lead will review the proposal and the Research Provider’s reasoning against the election and generally override the Recommendation.

4.	Shareholder Rights and Governance

The Adviser agrees with the Research Provider’s guidelines to support proposals increasing or enhancing shareholder rights such as declassifying the board, eliminating supermajority voting, allowing shareholders to call a special meeting, and adopting majority voting for the election of directors. The Adviser also agrees with voting against proposals to eliminate or reduce shareholder rights. Therefore, the Adviser will generally vote in line with the Recommendation on shareholder rights proposals.

5.	Mergers, Acquisitions and Contested Meetings

The Adviser believes that proposals related to mergers, acquisitions and contested meetings should be examined on a case-by-case basis. The Lead will review the facts of each merger, acquisition and contested meeting ballot item and have the option to override the Recommendation if they deem fit.

6.	Shareholder Proposals: Environment

The Adviser believes that shareholder proposals asking the issuer to adopt a certain practice or take certain actions, to cause a particular practice or to cease certain practices or take certain actions related to a company’s activities or operations should be reviewed on a case-by-case basis. Such proposals include those seeking to cease a certain practice or take certain actions related to a company’s activities or operations, seeking enhanced environmental disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as those advocating compliance with international environmental conventions and adherence to environmental principles. The Lead will review the facts of each environmental-based shareholder proposal and have the option to override the Recommendation if they deem fit in the best interests of the Adviser’s clients.

7.	Shareholder Proposals: Social

The Adviser believes that shareholder proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles, should be reviewed on a case-by-case basis. The Adviser also agrees to review proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general and proposals seeking to increase reporting and review of a company’s political and charitable spending as well as its lobbying practices on a case-by-case basis. The Lead will review the facts of each social-based shareholder proposal and have the option to override the Recommendation if they deem fit in the best interests of the Adviser’s clients.

8.	Other Categories

The Research Provider’s guidelines are not all-encompassing and do not include all subject matters. The items listed below are subject matters not covered by the Research Provider’s guidelines, that the Adviser has drafted Approved Guidelines for:

a. Employment/Service Agreements of Employees

Generally, the Adviser supports efforts by companies to adopt employment and service agreements for employees to attract and retain talent and will vote with management on such ballot items. In instances where the Recommendation is against a proposal regarding an employment and/or service agreement, the Lead will review the proposal and generally override the Recommendation.

b. Approval/Ratifications of Company Documents

The Adviser generally votes with the recommendation of company management on ballot items relating to the approval and/or ratification of company documents (i.e. financial statements, Articles of Association, bylaws) based on the view that management is typically in a better position to assess these matters. Therefore, in instances where the Recommendation is against a proposal regarding these items, the Lead will review the proposal and generally override the Recommendation.

c. Approval of Allocation of Income and Dividends

The Adviser generally votes with the recommendation of company management on ballot items relating to the approval of allocation of income and dividends based on the view that management is typically in a better position to assess these matters. Therefore, in instances where the Recommendation is against a proposal regarding these items, the Lead will review the proposal and generally override the Recommendation.

If a ballot item is related to subject matter outside of those described above, the Lead will review the ballot item and Recommendation on a case-by-case basis and with the option to override the Recommendation if they deem fit.

The Adviser will review, and update, if necessary, the Approved Guidelines, periodically and upon major updates to the Research Provider’s Recommendations.

4.	Addressing Material Conflicts of Interest

Prior to overriding a Recommendation, the Lead must memorialize the determination by filling out a Proxy Vote Override Form and submit it to the Adviser’s Chief Compliance Officer or delegate (“CCO”) for determination as to whether a potential material conflict of interest exists between the Adviser and the clients on whose behalf the proxy is to be voted (“Material Conflict”). Each Lead has an affirmative duty to disclose any potential Material Conflicts known to them related to a proxy vote. Material Conflicts may exist in situations where the Adviser is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where the Adviser also:

1.	manages the issuer’s or proponent’s pension plan; or

2.	manages money for an employee group.

Additional Material Conflicts may exist if an executive of the Adviser is a close relative of, or has a personal or business relationship with:

1.	an executive of the issuer or proponent;

2.	a director of the issuer or proponent;

3.	a person who is a candidate to be a director of the issuer;

4.	a participant in the proxy contest; or

5.	a proponent of a proxy proposal.

Material Conflicts based on business relationships will only be considered to the extent that the Lead has actual knowledge of such business relationships. Whether a relationship creates a Material Conflict will depend on the facts and circumstances. Even if these parties do not attempt to influence the Adviser with respect to voting, the value of the relationship to the Adviser can create a Material Conflict.

If the CCO determines that there is no potential Material Conflict, the Lead may override the Recommendation and the proxy issue can be voted as he/she determines is in the best interest of clients. If the CCO determines that there exists or may exist a Material Conflict, the CCO will consider the facts and circumstances of the pending proxy vote and the potential or actual Material Conflict and make a determination as to how to vote the proxy – i.e., whether to permit or deny the override of the Recommendation, or whether to take other action, such as delegating the proxy vote to an independent third party or obtaining voting instructions from clients. In considering the proxy vote and potential or actual Material Conflict, the CCO may consider the following factors:

1.	the percentage of outstanding securities of the issuer held on behalf of clients by the Adviser;

2.	the nature of the relationship of the issuer with the Adviser or its executive officers;

3.	whether there has been any attempt to directly or indirectly influence the lead analyst’s decision;

4.	whether the direction (for or against) of the proposed vote would appear to benefit the Adviser or a related party; and

5.	whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

The Adviser may not abstain from voting any such proxy for the purpose of avoiding a potential conflict.

In the event the Research Provider has a conflict and thus, is unable to provide a Recommendation, the Lead will make a voting recommendation and complete a Proxy Vote Override Form as he/she determines is in the best interest of clients. The CCO will review the form and if the CCO determines that there is no potential or actual Material Conflict will instruct the Proxy Agent to vote the proxy issue. If the CCO determines that there exists or may exist a Material Conflict, the CCO will decide based on a consideration of the factors noted above.

5.	Lending

The Adviser will monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant Lead shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan.

IV.	Compliance Monitoring

The CCO will periodically review Proxy Agent reports of overrides to confirm that proper override and conflict checking procedures were followed.

V.	Client Reporting

1.	General

The Adviser will provide a copy of this Policy and the Research Provider’s guidelines upon request from a client.

The Adviser will provide any client who makes a written or verbal request with a copy of a report disclosing how the Adviser voted securities held in that client’s portfolio.

2.	Investment Company Clients

The Adviser will provide a copy of this Policy and the Research Provider’s guidelines, and any material amendments thereto, to the board of directors/trustees of any registered investment company client, including each Trust’s Board of Trustees.

The Adviser will report overrides, any exceptions to this Policy granted by the CCO, and the reasons therefore, to each Trust’s Board of Trustees.

With respect to proxies voted on behalf of a registered investment company client, the Adviser will make Form N-PX available via the SEC’s EDGAR database. Form N-PX discloses all proxies voted for such client for the trailing-12-month period ending on June 30. The report will generally contain the following information:

1.	the name of the issuer of the security;

2.	the security’s CUSIP number;

3.	the security’s ISIN number;

4.	the shareholder meeting date;

5.	a brief description of the matter voted on;

6.	the vote category;

7.	an additional description if the vote category is “Other”;

8.	whether the matter was proposed by the issuer or by a security holder;

9.	the number of shares voted;

10.	the number of shares on loan;

11.	how the Registrant voted; and

12.	whether the Registrant voted for or against management.

The Adviser will review that proper disclosure is made in each registered investment company client’s Statement of Additional Information describing the policies and procedures used to determine how to vote proxies relating to such client’s portfolio securities.

3.	Disclosure to Third Parties

Since the manner in which the Adviser votes proxies on behalf of its clients may be considered material non-public information, employees may not disclose the Adviser’s actual vote (until voting results are made public) or the Adviser’s voting intentions to any third party (except electronically to regulatory agencies) including, but not limited to, proxy solicitors, non-clients, and the media. The Adviser may communicate with other investors regarding a specific proposal but will not disclose its vote until such time as the subject issuer has publicly disclosed the voting results.

VI.	Recordkeeping

Either the Adviser or the Proxy Agent, or both, as indicated below, will maintain the following records:

1.	a copy of this Policy (Adviser);

2.	a copy of the Research Provider’s guidelines (Adviser);

3.	a copy of each proxy statement received by the Adviser regarding client securities (Proxy Agent);

4.	a record of each vote cast by the Adviser on behalf of a client (Proxy Agent);

5.	a copy of all documents created by the Adviser that were material to making a decision on the proxy voting (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any conflict, a copy of all Proxy Vote Override Forms and all supporting documents (Adviser); and

6.	a copy of each written request by a client for information on how the Adviser voted proxies on behalf of the client, as well as a copy of any written response by the Adviser to any request by a client for information on how the Adviser voted proxies on behalf of the client. Records of oral requests for information or oral responses will not be kept. (Adviser)

Such records must be maintained for at least six years.

VII.	Class Action

The Adviser may take action regarding class action suits, with respect to securities owned by its clients, for those clients which have delegated class action authority to the Adviser. In connection with its class action responsibilities, the Adviser has retained Broadridge Investor Communication Solutions, Inc. (“Broadridge”) to provide class action services. Broadridge is authorized to:

1.	Provide asset recovery services covering global securities class action lawsuits and disgorgements;

2.	File the proof of claim and the required documentation directly with the claims administrator; and

3.	Collect and receive payment from the claims administrator and distribute as directed by the Adviser.

Adopted: August 2014

Amended: February 2, 2015

Amended: February 16, 2016

Amended: June 12, 2017

Amended: January 26, 2018

Amended: January 25, 2019

Amended: May 29, 2020

Amended: July 9, 2021

Amended: April 27, 2022

Amended: December 30, 2022

Amended: October 2, 2023

Amended: June 5, 2024

Amended: July 1, 2024

Amended: November 30, 2025

ARK ETF TRUST

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Certificate of Trust of Registrant dated June 7, 2013[1]

(2)	Agreement and Declaration of Trust of Registrant[2]

(b)	Amended and Restated By-Laws of the Registrant[6]

(c)

See Articles IV, V and IX of the Registrant’s Agreement and Declaration of Trust previously filed with the Registrant’s Pre-Effective Amendment No. 3, SEC File No. 333-191019, filed on September 2, 2014.

See also, Articles V and VII of the Registrant’s Amended and Restated By-Laws.[6]

(d)	(1)	Investment Advisory Agreement between Registrant and ARK Investment Management LLC[15]

	(2)	Form of Sub-Advisory Agreement between ARK Investment Management LLC and Milliman Financial Risk Management LLC[13]

	(3)	Sub-Advisory Agreement between ARK Investment Management LLC and SCG Asset Management, LLC[16]

(e)	(1)	ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC[15]

(f)	Not applicable

(g)	(1)	Custody Agreement between Registrant and The Bank of New York Mellon,[5]

(i)	Form of Amendment #1 to Custody Agreement between Registrant and The Bank of New York Mellon[4]

(ii)	Form of Amendment #2 to Custody Agreement between Registrant and The Bank of New York Mellon[9]

(iii)	Amendment to Custody Agreement between Registrant and The Bank of New York Mellon[10]

(iv)	Amendment to Custody Agreement between Registrant and The Bank of New York Mellon[10]

(v)	Form of Amendment to Custody Agreement between Registrant and The Bank of New York Mellon[13]

(vi)	Form of Amendment to Custody Agreement between Registrant and The Bank of New York Mellon[15]

(g)	(2)	Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon[11]

(i)	Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon[11]

(h)	(1)	Supervision Agreement between Registrant and ARK Investment Management LLC[15]

(2)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon[5]

(i)	Form of Amendment #1 to Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon[4]

(ii)	Investment Company Reporting Modernization Services Amendment to Fund Administration and Accounting Agreement[8]

(iii)	Form of Amendment #3 to Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon[9]

(iv)	Amendment to Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon[10]

(v)	Amendment to Investment Company Reporting Modernization Services Amendment to Fund Administration and Accounting Agreement[10]

(vi)	Amendment to Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon[10]

(vii)	Amendment to Investment Company Reporting Modernization Services Amendment to Fund Administration and Accounting Agreement[10]

(viii)	Form of Amendment to Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon[13]

(ix)	Form of Amendment to Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon[15]

(3)	Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon[3]

(i)	Form of Amendment #1 to Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon[4]

(ii)	Form of Amendment #2 to Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon[4]

(iii)	Amendment to Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon[10]

(iv)	Amendment to Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon[10]

(v)	Form of Amendment to Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon[13]

(vi)	Form of Amendment to Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon[15]

(i)	(1)	Opinion and Consent of Counsel (with respect to ARK Innovation ETF, ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF and ARK Next Generation Internet ETF)[3]

	(2)	Opinion and Consent of Counsel (with respect to The 3D Printing ETF and ARK Israel Innovative Technology ETF)[6]

	(3)	Opinion and Consent of Counsel (with respect to ARK Blockchain & Fintech Innovation ETF)[9]

	(4)	Opinion and Consent of Counsel (with respect to ARK Space & Defense Innovation ETF)[14]

	(5)	Opinion and Consent of Counsel (with respect to ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF and ARK DIET Q4 Buffer ETF)[13]

	(6)	Opinion and Consent of Counsel[17]

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)	Distribution and Service Plan[10]

(n)	Not applicable.

(o)	Not applicable.

(p)	(1)	Code of Ethics of Registrant and ARK Investment Management LLC[13]

	(2)	Code of Ethics of Foreside Fund Services, LLC[10]

	(3)	Code of Ethics of Milliman Financial Risk Management LLC[13]

	(4)	Code of Ethics of Registrant and SCG Asset Management, LLC[15]

(q)	(1)	Powers of Attorney[7]

[1]	Incorporated herein by reference to the corresponding exhibit of the Registrant’s initial Registration Statement, SEC File No. 333-191019, filed on September 6, 2013.

[2]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Pre-Effective Amendment No. 3, SEC File No. 333-191019, filed on September 2, 2014.
[3]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Pre-Effective Amendment No. 4, SEC File No. 333-191019, filed on September 11, 2014.
[4]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Post-Effective Amendment No. 3, SEC File No. 333-191019, filed on October 16, 2015.
[5]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Post-Effective Amendment No. 5, SEC File No. 333-191019, filed on December 29, 2015.
[6]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Post-Effective Amendment No. 9, SEC File No. 333-191019, filed on December 27, 2016.
[7]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Post-Effective Amendment No. 11, SEC File No. 333-191019, filed on November 22, 2017.
[8]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Post-Effective Amendment No. 14, SEC File No. 333-191019, filed on November 21, 2018.
[9]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Post-Effective Amendment No. 17, SEC File No. 333-191019, filed on January 28, 2019.
[10]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Post-Effective Amendment No. 29, SEC File No. 333-191019, filed on November 12, 2021.
[11]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Post-Effective Amendment No. 30, SEC File No. 333-191019, filed on November 24, 2021.
[12]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Post-Effective Amendment No. 32, SEC File No. 333-191019, filed on November 22, 2023.
[13]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Post-Effective Amendment No. 37, SEC File No. 333-191019, filed on September 25, 2025.
[14]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Post-Effective Amendment No. 27, SEC File No. 333-191019, filed on March 25, 2021.
[15]	Incorporated herein by reference to the corresponding exhibits of the Registrant’s Post-Effective Amendment No. 70, SEC File No. 333-191019, filed on July 27, 2026.
[16]	Filed herewith.
[17]	To be filed by further amendment.

Item 29.	Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30.	Indemnification

Reference is made to Article IX of the Agreement and Declaration of Trust filed as an exhibit to Pre-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-1A.

In addition, the Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.	Business and Other Connections of the Investment Adviser

See “Management” in the Statement of Additional Information. Information as to the directors and officers of ARK Investment Management LLC, the Registrant’s investment adviser, is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

Item 32.	Principal Underwriters

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

	1.	AB Active ETFs, Inc.
	2.	ABS Long/Short Strategies Fund
	3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
	4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
	5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
	6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
	7.	AdvisorShares Trust
	8.	AFA Private Credit Fund
	9.	AGF Investments Trust
	10.	AIM ETF Products Trust
	11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
	12.	AlphaCentric Prime Meridian Income Fund
	13.	American Century ETF Trust
	14.	Alternative Strategies Income Fund
	15.	AMG ETF Trust
	16.	Amplify ETF Trust
	17.	Applied Finance Dividend Fund, Series of World Funds Trust
	18.	Applied Finance Explorer Fund, Series of World Funds Trust
	19.	Applied Finance Select Fund, Series of World Funds Trust
	20.	Ardian Access LLC
	21.	ARK ETF Trust
	22.	ARK Venture Fund
	23.	Bitwise Funds Trust
	24.	BondBloxx ETF Trust
	25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
	26.	Bridgeway Funds, Inc.
	27.	Brinker Capital Destinations Trust
	28.	Brookfield Real Assets Income Fund Inc.
	29.	Build Funds Trust
	30.	Calamos Convertible and High Income Fund
	31.	Calamos Convertible Opportunities and Income Fund
	32.	Calamos Dynamic Convertible and Income Fund
	33.	Calamos Global Dynamic Income Fund

34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Cliffwater Corporate Lending Fund
41.	Cliffwater Enhanced Lending Fund
42.	Coatue Innovative Strategies Fund
43.	Cohen & Steers ETF Trust
44.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
45.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
46.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
47.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
48.	Davis Fundamental ETF Trust
49.	Defiance Autism Impact ETF, Series of ETF Series Solutions
50.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
51.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
52.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
53.	Defiance Quantum ETF, Series of ETF Series Solutions
54.	Defiance Retail Kings ETF, Series of ETF Series Solutions
55.	Defiance US 100 Tech AI Moat ETF, Series of ETF Series Solutions
56.	Defiance US 100 Tech Ex Software ETF, Series of ETF Series Solutions
57.	Denali Structured Return Strategy Fund
58.	Dodge & Cox Funds
59.	DoubleLine ETF Trust
60.	DoubleLine Income Solutions Fund
61.	DoubleLine Opportunistic Credit Fund
62.	DoubleLine Yield Opportunities Fund
63.	DoubleLine DriveWealth ETF Trust
64.	EIP Investment Trust
65.	Ellington Income Opportunities Fund
66.	ETF Opportunities Trust
67.	Exchange Listed Funds Trust
68.	Exchange Place Advisors Trust
69.	FIS Trust

70.	FlexShares Trust
71.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
72.	Forum Funds
73.	Forum Funds II
74.	Forum Real Estate Income Fund
75.	GMO ETF Trust
76.	GoldenTree Opportunistic Credit Fund
77.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
78.	Grayscale Funds Trust
79.	Guinness Atkinson Funds
80.	Harbor ETF Trust
81.	Harris Oakmark ETF Trust
82.	Hawaiian Tax-Free Trust
83.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
89.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
90.	Innovator ETFs Trust
91.	Ironwood Institutional Multi-Strategy Fund LLC
92.	Ironwood Multi-Strategy Fund LLC
93.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
94.	John Hancock Exchange-Traded Fund Trust
95.	Kurv ETF Trust
96.	Lazard Active ETF Trust
97.	LDR High Income Realty Fund, Series of World Funds Trust
98.	Lone Peak Value Fund, Series of World Funds Trust
99.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
100.	Mairs & Power Fund, Series of Trust for Professional Managers
101.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
102.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
103.	Manor Investment Funds
104.	Milliman Funds Trust
105.	MoA Funds Corporation
106.	Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV

107.	Morgan Stanley ETF Trust
108.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
109.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
110.	Morningstar Funds Trust
111.	NEOS ETF Trust
112.	Niagara Income Opportunities Fund
113.	NXG Cushing® Midstream Energy Fund
114.	NXG NextGen Infrastructure Income Fund
115.	OTG Latin American Fund, Series of World Funds Trust
116.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Enhanced Equity Fund, Series of Listed Funds Trust
118.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Hedged Equity Fund, Series of Listed Funds Trust
120.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
121.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
122.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
123.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
124.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
125.	Palmer Square Funds Trust
126.	Palmer Square Opportunistic Income Fund
127.	Partners Group Private Income Opportunities, LLC
128.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
129.	Plan Investment Fund, Inc.
130.	Point Bridge America First ETF, Series of ETF Series Solutions
131.	Precidian ETFs Trust
132.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
133.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
134.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
135.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
136.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
137.	Renaissance Capital Greenwich Funds
138.	REX ETF Trust

139.	Reynolds Funds, Inc.
140.	RMB Investors Trust
141.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
142.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
143.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
144.	Roundhill Cannabis ETF, Series of Listed Funds Trust
145.	Roundhill ETF Trust
146.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
147.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
148.	Roundhill Video Games ETF, Series of Listed Funds Trust
149.	Rule One Fund, Series of World Funds Trust
150.	Russell Investments Exchange Traded Funds
151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
152.	Six Circles Trust
153.	Sound Shore Fund, Inc.
154.	SP Funds Trust
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategic Trust
160.	Strategy Shares
161.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
162.	Tekla World Healthcare Fund
163.	Tema ETF Trust
164.	The 2023 ETF Series Trust
165.	The Community Development Fund
166.	The Cook & Bynum Fund, Series of World Funds Trust
167.	The Private Shares Fund
168.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
169.	Third Avenue Trust
170.	Third Avenue Variable Series Trust

171.	Tidal Trust I
172.	Tidal Trust II
173.	Tidal Trust III
174.	Tidal Trust IV
175.	TIFF Investment Program
176.	Timothy Plan Free Cash Flow ETF, Series of The Timothy Plan
177.	Timothy Plan Free Cash Flow Growth ETF, Series of The Timothy Plan
178.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
179.	Timothy Plan Fixed Income ETF, Series of The Timothy Plan
180.	Timothy Plan International ETF, Series of The Timothy Plan
181.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
182.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
183.	Total Fund Solution
184.	Touchstone ETF Trust
185.	Trailmark Series Trust
186.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
187.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
188.	T-Rex 2x Long Ether Daily Target ETF
189.	U.S. Global Investors Funds
190.	Union Street Partners Value Fund, Series of World Funds Trust
191.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
192.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
193.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
194.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
195.	Virtus Stone Harbor Emerging Markets Income Fund
196.	Volatility Shares Trust
197.	WEBs ETF Trust
198.	Wedbush Series Trust
199.	Wellington Global Multi-Strategy Fund
200.	Wilshire Mutual Funds, Inc.
201.	Wilshire Variable Insurance Trust
202.	WisdomTree Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not applicable.

Item 33.	Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, Foreside Fund Services, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101 and ARK Investment Management LLC, 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701, Milliman Financial Risk Management LLC, 71 S. Wacker Dr., 31st Floor, Chicago, Illinois 60606, and SCG Asset Management, LLC, 2132 Deep Water Lane, Suite 240A, Naperville, IL 60564.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, and State of Florida, on the 6th day of November, 2026.

ARK ETF Trust

By:	/s/ Kellen Carter
Name:	Kellen Carter
Title:	Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/ Scott R. Chichester*
Scott R. Chichester	Trustee

/s/ Darlene T. DeRemer*
Darlene T. DeRemer	Trustee

/s/ Robert G. Zack*
Robert G. Zack	Trustee

/s/ Catherine D. Wood*
Catherine D. Wood	Trustee, Chief Executive Officer and Chief Investment Officer

/s/ William C. Cox
William C. Cox	Treasurer and Principal Financial Officer

* By:	/s/ Kellen Carter
Kellen Carter
Attorney-in-Fact